As filed with the Securities and Exchange Commission on
                        October 31, 1997
                       (File No. 2-17613)


               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          Post-Effective Amendment No.    96      [ X ]

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                    Amendment No.      [ X ]


                            IVY FUND
       (Exact Name of Registrant as Specified in Charter)

                   Via Mizner Financial Plaza
              700 South Federal Highway - Suite 300
                   Boca Raton, Florida  33432
            (Address of Principal Executive Offices)

         Registrant's Telephone Number:  (800) 777-6472

                        C. William Ferris
              Mackenzie Investment Management Inc.
                   Via Mizner Financial Plaza
              700 South Federal Highway - Suite 300
                   Boca Raton, Florida  33432
             (Name and Address of Agent for Service)

                           Copies to:

                     Joseph R. Fleming, Esq.
                     Dechert Price & Rhoads
           Ten Post Office Square, South - Suite 1230
                        Boston, MA  02109


[ X ]        It is proposed that this Post-Effective Amendment
          become effective on January 1, 1998 pursuant to subparagraph (a) of Rule 485.





THIS POST-EFFECTIVE AMENDMENT NO. 96 IS BEING FILED IN ORDER TO ADD ADVISOR CLASS SHARES TO IVY ASIA PACIFIC FUND, IVY BOND FUND, IVY CANADA FUND, IVY CHINA REGION FUND, IVY EMERGING GROWTH FUND, IVY GLOBAL FUND, IVY GLOBAL NATURAL RESOURCES FUND, IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY GROWTH FUND, IVY GROWTH WITH INCOME FUND, IVY INTERNATIONAL FUND II, IVY INTERNATIONAL BOND FUND, IVY INTERNATIONAL SMALL COMPANIES FUND, IVY LATIN AMERICA STRATEGY FUND, IVY NEW CENTURY FUND AND IVY PAN-EUROPE FUND. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION THAT ARE INCLUDED IN THIS POST-EFFECTIVE AMENDMENT NO. 96 ARE TO BE USED CONCURRENTLY WITH AND SEPARATELY FROM THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR IVY MONEY MARKET FUND, WHICH ARE NOT INCLUDED IN, BUT ARE INCORPORATED BY REFERENCE TO, THIS FILING.


                            IVY FUND

                      CROSS REFERENCE SHEET

     Post-Effective Amendment No. 96 contains the Prospectus and Statement of Additional Information to be used with Ivy Asia Pacific Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund, twelve of the eighteen series of Ivy Fund (the "Registrant"). The other series of the Registrant are described in separate prospectuses and statements of additional information, all of which are included herein, except for the prospectus and statement of additional information for Ivy Money Market Fund, which are incorporated by reference.

                   Items Required by Form N-1A

PART A:

1    COVER PAGE:  Cover Page

2    SYNOPSIS:  Expense Information

3    CONDENSED FINANCIAL INFORMATION: The Fund's Financial
     Highlights

4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives and Policies; Risk Factors and Investment Techniques

5    MANAGEMENT OF THE FUND:  Organization and Management of the
     Fund; Investment Manager; Transfer Agent; Fund
     Administration and Accounting

6    CAPITAL STOCK AND OTHER SECURITIES:  Performance Data;
     Dividends and Taxes; Choosing a Distribution Option;
     Shareholder Inquiries; Signature Guarantees; Consolidated
     Account Statements

7    PURCHASE OF SECURITIES BEING OFFERED:  How to Buy Shares;
     How Your Purchase Price is Determined; How Each Fund Values its Shares; Automatic Investment Method; Retirement Plans

8    REDEMPTION OR REPURCHASE:  How to Redeem Shares; Minimum
     Account Balance Requirements; Tax Identification Number;
     Certificates; Exchange Privilege; Systematic Withdrawal Plan

9    PENDING LEGAL PROCEEDINGS:  Not Applicable


PART B:

10   COVER PAGE:  Cover Page

11   TABLE OF CONTENTS:  Table of Contents

12   GENERAL INFORMATION AND HISTORY:  Investment Objectives and
     Policies

13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Additional
     Restrictions

14   MANAGEMENT OF THE FUND:  Trustees and Officers; Investment
     Advisory and Other Services

15   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:
     Trustees and Officers; Capitalization and Voting Rights

16 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

17   BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage
     Allocation; Portfolio Turnover

18   CAPITAL STOCK AND OTHER SECURITIES:  Capitalization and
     Voting Rights

19   PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING
     OFFERED:  Net Asset Value; Redemptions

20   TAX STATUS:  Taxation

21   UNDERWRITERS:  Investment Advisory and Other Services

22   CALCULATION OF PERFORMANCE DATA:  Performance Information

23   FINANCIAL STATEMENTS:  Financial Statements


                            IVY FUND

                      CROSS REFERENCE SHEET

     Post-Effective Amendment No. 96 contains the Prospectus and Statement of Additional Information to be used with Ivy Bond Fund, Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy Growth With Income Fund four of the eighteen series of Ivy Fund (the "Registrant"). The other series of the Registrant are described in separate prospectuses and statements of additional information, all of which are included herein, except for the prospectus and statement of additional information for Ivy Money Market Fund, which are incorporated by reference.


                   Items Required by Form N-1A

PART A:

1    COVER PAGE:  Cover Page

2    SYNOPSIS:  Expense Information

3    CONDENSED FINANCIAL INFORMATION: The Fund's Financial
     Highlights

4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives and Policies; Risk Factors and Investment Techniques

5    MANAGEMENT OF THE FUND:  Organization and Management of the
     Fund; Investment Manager; Transfer Agent; Fund
     Administration and Accounting

6    CAPITAL STOCK AND OTHER SECURITIES:  Performance Data;
     Dividends and Taxes; Choosing a Distribution Option;
     Shareholder Inquiries; Signature Guarantees; Consolidated
     Account Statements

7    PURCHASE OF SECURITIES BEING OFFERED:  How to Buy Shares;
     How Your Purchase Price is Determined; How Each Fund Values its Shares; Automatic Investment Method; Retirement Plans

8    REDEMPTION OR REPURCHASE:  How to Redeem Shares; Minimum
     Account Balance Requirements; Tax Identification Number;
     Certificates; Exchange Privilege; Systematic Withdrawal Plan

9    PENDING LEGAL PROCEEDINGS:  Not Applicable


PART B:

10   COVER PAGE:  Cover Page

11   TABLE OF CONTENTS:  Table of Contents

12   GENERAL INFORMATION AND HISTORY:  Investment Objectives and
     Policies

13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Additional
     Restrictions

14   MANAGEMENT OF THE FUND:  Trustees and Officers; Investment
     Advisory and Other Services

15   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:
     Trustees and Officers; Capitalization and Voting Rights

16 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

17   BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage
     Allocation; Portfolio Turnover

18   CAPITAL STOCK AND OTHER SECURITIES:  Capitalization and
     Voting Rights

19   PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING
     OFFERED:  Net Asset Value; Redemptions

20   TAX STATUS:  Taxation

21   UNDERWRITERS:  Investment Advisory and Other Services

22   CALCULATION OF PERFORMANCE DATA:  Performance Information

23   FINANCIAL STATEMENTS:  Financial Statements


                            IVY FUND

                      CROSS REFERENCE SHEET

     Post-Effective Amendment No. 96 contains the Prospectus and Statement of Additional Information to be used with Ivy International Bond Fund, one of the eighteen series of Ivy Fund (the "Registrant"). The other series of the Registrant are described in separate prospectuses and statements of additional information, all of which are included herein, except for the prospectus and statement of additional information for Ivy Money Market Fund, which are incorporated by reference.


                   Items Required by Form N-1A

PART A:

1    COVER PAGE:  Cover Page

2    SYNOPSIS:  Expense Information

3    CONDENSED FINANCIAL INFORMATION: The Fund's Financial
     Highlights

4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives and Policies; Risk Factors and Investment Techniques

5    MANAGEMENT OF THE FUND:  Organization and Management of the
     Fund; Investment Manager; Transfer Agent; Fund
     Administration and Accounting

6    CAPITAL STOCK AND OTHER SECURITIES:  Performance Data;
     Dividends and Taxes; Choosing a Distribution Option;
     Shareholder Inquiries; Signature Guarantees; Consolidated
     Account Statements

7    PURCHASE OF SECURITIES BEING OFFERED:  How to Buy Shares;
     How Your Purchase Price is Determined; How Each Fund Values its Shares; Automatic Investment Method; Retirement Plans

8    REDEMPTION OR REPURCHASE:  How to Redeem Shares; Minimum
     Account Balance Requirements; Tax Identification Number;
     Certificates; Exchange Privilege; Systematic Withdrawal Plan

9    PENDING LEGAL PROCEEDINGS:  Not Applicable


PART B:

10   COVER PAGE:  Cover Page

11   TABLE OF CONTENTS:  Table of Contents

12   GENERAL INFORMATION AND HISTORY:  Investment Objectives and
     Policies

13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Additional
     Restrictions

14   MANAGEMENT OF THE FUND:  Trustees and Officers; Investment
     Advisory and Other Services

15   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:
     Trustees and Officers; Capitalization and Voting Rights

16 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

17   BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage
     Allocation; Portfolio Turnover

18   CAPITAL STOCK AND OTHER SECURITIES:  Capitalization and
     Voting Rights

19   PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING
     OFFERED:  Net Asset Value; Redemptions

20   TAX STATUS:  Taxation

21   UNDERWRITERS:  Investment Advisory and Other Services

22   CALCULATION OF PERFORMANCE DATA:  Performance Information

23   FINANCIAL STATEMENTS:  Financial Statements


PROSPECTUS                                        January 1, 1998

IVY FUND
U.S. EQUITY AND FIXED INCOME FUNDS -- ADVISOR CLASS SHARES

     Ivy Fund (the "Trust") is a registered investment company currently consisting of eighteen separate portfolios. The Advisor Class shares of four of these portfolios, as identified below (the "Funds"), are described in this Prospectus. Each Fund has its own investment objective and policies, and your interest is limited to the Fund in which you own Advisor Class shares.

     The four Funds are:

     Ivy Bond Fund
     Ivy Emerging Growth Fund
     Ivy Growth Fund
     Ivy Growth with Income Fund

     Advisor Class shares are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees, and are available for purchase only by certain investors. The Funds' Class A, Class B and Class C shares (and the Class I shares of Ivy Bond Fund) are described in a separate prospectus dated April 30, 1997.

     This Prospectus sets forth concisely the information about the Funds' Advisor Class shares that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Additional information about the Advisor Class shares is contained in the Statement of Additional Information for the Funds' Advisor Class shares dated January 1, 1998 (the "SAI"), which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI, and the prospectus for the Funds' other classes of shares, are available upon request and without charge at the Distributor's address and telephone number printed below. The SEC maintains a web site (http://www.sec.gov) that contains the SAI and other material incorporated by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        TABLE OF CONTENTS

Expense Information
The Funds' Financial Highlights
Investment Objectives and Policies
Risk Factors and Investment Techniques
Organization and Management of the Funds
Investment Manager
Fund Administration and Accounting
Transfer Agent
Dividends and Taxes
Performance Data
How to Buy Shares
How Your Purchase Price is Determined
How Each Fund Values Its Shares
How to Redeem Shares
Minimum Account Balance Requirements
Signature Guarantees
Choosing a Distribution Option
Tax Identification Number
Certificates
Exchange Privilege
Systematic Withdrawal Plan
Automatic Investment Method
Consolidated Account Statements
Retirement Plans
Shareholder Inquiries

BOARD OF TRUSTEES
John S. Anderegg, Jr.
Paul H. Broyhill
Keith J. Carlson
Stanley Channick
Frank W. DeFriece, Jr.
Roy J. Glauber
Michael G. Landry
Joseph G. Rosenthal
Richard N. Silverman
J. Brendan Swan

OFFICERS
Michael G. Landry, Chairman
Keith J. Carlson, President
James W. Broadfoot, Vice President
C. William Ferris, Secretary/Treasurer

LEGAL COUNSEL
Dechert Price & Rhoads
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

TRANSFER AGENT
Ivy Mackenzie Services Corp.
P.O. Box 3022
Boca Raton, FL 33431-0922
1-800-777-6472

AUDITORS
Coopers & Lybrand L.L.P.
Ft. Lauderdale, FL

INVESTMENT MANAGER
Ivy Management, Inc.
700 South Federal Highway
Boca Raton, FL 33432
1-800-456-5111

DISTRIBUTOR
Ivy Mackenzie Distributors, Inc.
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, FL 33432
1-800-456-5111

[IVY MACKENZIE LOGO]


EXPENSE INFORMATION

     The expenses and costs associated with investing in the Advisor Class shares of each Fund are reflected in the following tables.

                SHAREHOLDER TRANSACTION EXPENSES

                            MAXIMUM SALES    MAXIMUM CONTINGENT
                            LOAD IMPOSED     DEFERRED SALES
                            ON PURCHASES     CHARGE (AS A % OF
                            (AS A % OF       ORIGINAL PURCHASE
                            OFFERING PRICE)  PRICE)

All Funds                   None             None


     None of the Funds charges a redemption fee, an exchange fee, or a sales load on reinvested dividends.

                ANNUAL FUND OPERATING EXPENSES(1)
             (as a percentage of average net assets)

                               12B-1                   TOTAL FUND
                               SERVICE/      OTHER     OPERATING
                    MANAGEMENT DISTRIBUTION  EXPENSES  EXPENSES
                    FEES(2)    FEES          (2)       (2)


IVY BOND FUND         0.75%       None       0.56%      1.31%


IVY EMERGING          0.85%       None       0.66%      1.51%
GROWTH FUND

IVY GROWTH FUND       0.85%       None       0.55%      1.40%


IVY GROWTH WITH       0.75%       None       0.76%      1.51%
INCOME FUND

(1) The inception date for each Fund's Advisor Class shares is January 1, 1998. Accordingly, the expense ratios shown are estimates based on amounts incurred by each Fund's Class A during the fiscal year ended December 31, 1996.

(2) After expense reimbursements; Ivy Management, Inc. ("IMI") currently limits Total Fund Operating Expenses (excluding Rule 12b-1 fees and certain other items, and net of any credits for fees paid indirectly) for all Funds to an annual rate of 1.95% of each Fund's average net assets. Total Fund Operating Expenses in the above table include fees paid indirectly. Without expense reimbursements Management Fees would have been 1.00%.

                            EXAMPLES

     The following tables list the expenses an investor would pay on a $1,000 investment in a Fund's Advisor Class shares, assuming
(1) 5% annual return and (2) unless otherwise noted, redemption at the end of each time period. These examples further assume reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" (above) remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                                 1       3      5       10
                                YEAR    YEARS  YEARS   YEARS

IVY BOND FUND                   $13     $42    $72     $158
IVY EMERGING GROWTH FUND        $15     $48    $82     $180
IVY GROWTH FUND                 $14     $44    $77     $168
IVY GROWTH WITH INCOME FUND     $15     $48    $82     $180


     The purpose of the foregoing tables is to assist you in understanding the various costs and expenses that an investor in a Fund's Advisor Class shares will bear directly or indirectly. The information presented in the tables does not reflect the charge of $10 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the Funds' fees and expenses, see the following sections of this Prospectus:
"Organization and Management of the Funds," "Investment Manager" and "Fund Administration and Accounting," and the following section of the SAI: "Investment Advisory and Other Services."

THE FUNDS' FINANCIAL HIGHLIGHTS

     The inception date for the Funds' Advisor Class shares is January 1, 1998. Accordingly, no financial information for these shares is presented below. The accounting firm of Coopers & Lybrand L.L.P. will be responsible for auditing financial information relating to the Funds' Advisor Class shares. Financial highlights for the Funds' Class A, Class B and Class C shares (and Class I shares, in the case of Ivy Bond Fund) are contained in a separate Prospectus dated April 30, 1997. The Funds' Annual Reports are incorporated by reference into the SAI, and are available upon request from the Funds' transfer agent (1-800-777-6472).


INVESTMENT OBJECTIVES AND POLICIES

     Each Fund has its own investment objective and policies, which are described below. Each Fund's investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. Except for a Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Board of Trustees of the Trust ("Trustees") without shareholder approval. There can be no assurance that a Fund's objective will be met. The different types of securities and investment techniques used by the Funds involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment Techniques," below, and the SAI.

     Whenever an investment objective, policy or restriction of a Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset, or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

     IVY BOND FUND: Ivy Bond Fund seeks a high level of current income by investing primarily in (i) investment-grade corporate bonds (those rated Aaa, Aa, A or Baa by Moody's Investors Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P"), or, if unrated, are considered by IMI to be of comparable quality) and (ii) U.S. Government securities (including mortgage-backed securities issued by U.S. Government agencies or instrumentalities) that mature in more than 13 months. As a fundamental policy, the Fund normally invests at least 65% of its total assets in these fixed income securities. For temporary defensive purposes, the Fund may invest without limit in U.S. Government securities maturing in 13 months or less, certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. The Fund may also invest up to 35% of its total assets in such money market securities in order to meet redemptions or to maximize income to the Fund while it is arranging longer-term investments.

     The Fund may invest up to 35% of its net assets in corporate debt securities, including zero-coupon bonds, rated Ba or below by Moody's or BB or below by S&P, or, if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. During the twelve months ended December 31, 1996, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentages of its total assets invested in debt securities rated in the categories indicated (all ratings are by either Moody's or S&P, whichever rating is higher): 3.7% in securities rated Aaa/AAA; 0% in securities rated Aa/AA; 1.9% in securities rated A/A; 60.4% in securities rated Baa/BBB; 14.2% in securities rated Ba/BB; 16.3% in securities rated B/B; 0.7% in securities rated Caa/CCC; and 0% in securities that were unrated. The asset composition of the Fund subsequent to the period indicated may or may not approximate these figures. See Appendix A in the SAI for a description of Moody's and S&P's corporate bond ratings.

     The Fund may invest up to 5% of its total assets in dividend-paying common and preferred stocks (including adjustable rate preferred stocks and securities convertible into common stocks), municipal bonds, zero coupon bonds, and securities sold on a "when-issued" or firm commitment basis. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks up to 10% of the value of its total assets.

     The Fund may invest up to 20% of its net assets in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities, American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs") and Global Depository Shares ("GDSs"), Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund may also enter into forward foreign currency contracts, but not for speculative purposes. The Fund may not invest more than 10% of the value of its net assets in illiquid securities, such as securities subject to legal or contractual restrictions on resale ("restricted securities"), repurchase agreements maturing in more than seven days and other securities that are not readily marketable, and in any case may not invest more than 5% of its net assets in restricted securities.

     The Fund may purchase put and call options, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in interest rate futures contracts, currency futures contracts and options on interest rate futures and currency futures contracts.

     IVY EMERGING GROWTH FUND, IVY GROWTH FUND AND IVY GROWTH WITH INCOME FUND: Each Fund's principal investment objective is long-term capital growth primarily through investment in equity securities, with current income being a secondary consideration. Ivy Growth with Income Fund has tended to emphasize dividend-paying stocks more than the other two Funds. Under normal conditions, each Fund invests at least 65% of its total assets in common stocks and securities convertible into common stocks. Ivy Growth Fund and Ivy Growth with Income Fund invest primarily in common stocks of domestic corporations with low price-earnings ratios and rising earnings, focusing on established, financially secure firms with capitalizations over $100 million and more than three years of operating history. Ivy Emerging Growth Fund invests primarily in common stocks (or securities with similar characteristics) of small and medium-sized companies, both domestic and foreign, that are in the early stages of their life cycles and that IMI believes have the potential to become major enterprises.

     All of the Funds may invest up to 25% of their assets in foreign equity securities, primarily those traded in European, Pacific Basin and Latin American markets, some of which may be emerging markets involving special risks, as described below. Individual foreign securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength.

     When circumstances warrant, each Fund may invest without limit in investment-grade debt securities (e.g., U.S. Government securities or other corporate debt securities rated at least Baa by Moody's or BBB by S&P, or, if unrated, are considered by IMI to be of comparable quality), preferred stocks, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

     Ivy Growth with Income Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). Ivy Growth Fund may invest up to 5% of its net assets in these low-rated debt securities. Neither Fund will invest in debt securities rated less than C by either Moody's or S&P. (As of December 31, 1996, neither Fund invested in low-rated debt securities).

     As a fundamental policy, each Fund may borrow up to 10% of the value of its total assets, but only for temporary purposes when it would be advantageous to do so from an investment standpoint. All of the Funds may invest up to 5% of their net assets in warrants. Each Fund may not invest more than 10% of its net assets in illiquid securities, such as securities subject to legal or contractual restrictions on resale ("restricted securities"), repurchase agreements maturing in more than seven days and other securities that are not readily marketable; and in any case may not invest more than 5% of its net assets in restricted securities. All of the Funds may enter into forward foreign currency contracts. Ivy Growth Fund and Ivy Growth with Income Fund may also invest in equity real estate investment trusts.

     Each of the Funds may write put options, with respect to not more than 10% of the value of its net assets, on securities and stock indices, and may write covered call options with respect to not more than 25% of the value of its net assets. Each Fund may purchase options, provided the aggregate premium paid for all options held does not exceed 5% of its net assets. For hedging purposes only, each Fund may enter into stock index futures contracts as a means of regulating its exposure to equity markets. A Fund's equivalent exposure in stock index futures contracts will not exceed 15% of its total assets.

RISK FACTORS AND INVESTMENT TECHNIQUES

     BANK OBLIGATIONS: The bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of the obligation is fully insured by the Federal Deposit Insurance Corporation ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

     BORROWING: Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

     COMMERCIAL PAPER: Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies. Each Fund's investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P, or if not rated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

     CONVERTIBLE SECURITIES: The convertible securities in which the Funds may invest include corporate bonds, notes, debentures and other securities convertible into common stocks. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity security. Convertible securities usually provide a higher yield than the underlying equity, so the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

     DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

     U.S. GOVERNMENT SECURITIES: U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Such securities include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

     Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life (and increasing the security's price volatility.) Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

     INVESTMENT-GRADE DEBT SECURITIES: Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered "medium grade" obligations) generally have an adequate capacity to pay interest and repay principal, but lack outstanding investment characteristics and have some speculative characteristics.

     LOW-RATED DEBT SECURITIES: Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), are considered to have predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. Investors in those Funds that invest in these securities should be aware of the special risks associated with these securities.

     While high yield debt securities are likely to have some quality and protective characteristics, these qualities are largely outweighed by the risk of exposure to adverse conditions and other uncertainties. Accordingly, investments in such securities, while generally providing for greater income and potential opportunity for gain than investments in higher-rated securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer of such securities) and generally involve greater price volatility than securities in higher rating categories. IMI seeks to reduce risk through diversification (including investments in foreign securities), credit analysis and attention to current developments and trends in both the economy and financial markets. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the affected Fund's best interest to retain or dispose of the security (unless the security is downgraded below the rating of C, in which case IMI most likely would dispose of the security based on then existing market conditions). For additional information regarding the risks associated with investing in high yield bonds, see the SAI (in particular, Appendix A, which contains a more complete description of the ratings assigned by Moody's and S&P).

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS: A Fund usually effects its currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when a Fund converts assets from one currency to another. A Fund may also be affected unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

     FOREIGN SECURITIES: The foreign securities in which the Funds invest may include non-U.S. dollar-denominated securities, Eurodollar securities, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and debt securities issued, assumed or guaranteed by foreign governments (or political subdivisions or instrumentalities thereof). Investors should consider carefully the special risks that arise in connection with investing in securities issued by companies and governments of foreign nations, which are in addition to those risks that are generally associated with the Funds' investments.

     In many foreign countries there is less regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. For example, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and foreign securities transactions may be subject to higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in which the Funds may invest may be smaller, less liquid and subject to greater price volatility than those in the United States. Securities issued in emerging market countries, including the developing countries of Latin America and Eastern Europe, may be even less liquid and more volatile than securities of issuers operating in more developed economies (e.g., countries in other parts of Europe). Generally, price fluctuations in the Funds' foreign security holdings are likely to be high relative to those of securities issued in the United States.

     Other risks include the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), difficulties in pricing, default in foreign government securities, high rates of inflation, difficulties in enforcing foreign judgments, political or social instability, or other developments that could adversely affect the Funds' foreign investments.

     The risks of investing in foreign securities (described above) are likely to be intensified in the case of investments in issuers domiciled or doing substantial business in countries with emerging or developing economies ("emerging markets"). For example, countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause a Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines. In addition, many emerging markets have experienced and continue to experience especially high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

     In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. In order for these emerging economies to continue to expand and develop industry, infrastructure and currency reserves, continued influx of capital is essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Funds and their shareholders will benefit. IMI believes that similar investment opportunities will be created for companies involved in providing consumer goods and services (e.g., food, beverages, autos, housing, tourism and leisure and merchandising).

     FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

     OPTIONS AND FUTURES TRANSACTIONS: The Funds may use various techniques to increase or decrease their exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect the value of the Funds' securities. These techniques may involve derivative transactions such as purchasing put and call options, selling put and call options, and engaging in transactions in foreign currency futures, stock index futures and related options.

     Each Fund may invest in options on securities in accordance with its stated investment objective and policies. A put option is a short-term contract that gives the purchaser of the option, in return for a premium, the right to sell the underlying security or currency to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser of the option the right, in return for a premium, to buy the underlying security or currency from the seller of the option at a specified price during the term of the option. An option on a stock index gives the purchaser the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

     Each Fund may also enter into futures transactions in accordance with its stated investment objective and policies. An interest rate futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A foreign currency futures contract is an agreement to buy or sell a specified amount of a foreign currency for a set price on a future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

     Investors should be aware that the risks associated with the use of options and futures are considerable. Options and futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore could result in a significant loss to a Fund if IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. A Fund may also experience a significant loss if it is unable to close a particular position due to the lack of a liquid secondary market. For further information regarding the use of options and futures transactions and any associated risks, see the SAI.

     REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Equity REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption under the Investment Company Act of 1940, as amended (the "1940 Act"). By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

     REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and agreed-upon yield. Each Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of Trustees. A Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.

     RESTRICTED AND ILLIQUID SECURITIES: An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security on its books. A "restricted security" is a security that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended, and is considered to be illiquid until such filing takes place. There may be a lapse of time between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell the security. If adverse market conditions were to develop during that period, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. In addition, issuers of restricted and other illiquid securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded. Securities whose proceeds are subject to limitations on repatriation of principal or profits for more than seven days, and those for which market quotations are not readily available, are considered illiquid for purposes of the percentage limitations that apply to each Fund's investment in illiquid securities.

     SMALL COMPANIES: Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs associated with trading in smaller company stocks may be higher than those of larger companies.

     "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS: Purchasing securities on a "when-issued" or firm commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

     ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. Since the interest on such bonds is, in effect, compounded, they are subject to greater market value fluctuations in response to changing interest rates than debt securities that distribute income regularly. In addition, for Federal income tax purposes, a Fund generally recognizes and is required to distribute income generated by zero coupon bonds currently in the amount of the unpaid accrued interest, even though the actual income will not yet have been received by the Fund.

ORGANIZATION AND MANAGEMENT OF THE FUNDS

     Each Fund is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. The business and affairs of each Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has 18 separate portfolios. Each Fund has four classes of shares, designated as Class A, Class B, Class C and an Advisor Class (only the latter of which is offered by this Prospectus). Ivy Bond Fund has a fifth class of shares designated as Class I. Shares of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for the Advisor Class and Class I of Ivy Bond Fund, has a different Rule 12b-1 distribution plan and bears different distribution fees. Class I shares are subject to lower administrative service and transfer agency fees than the Funds' Class A, Class B, Class C and Advisor Class shares. Each class of shares also has its own sales charge and expense structure that may affect its performance relative to a Fund's other classes of shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

     The Trust employs IMI to provide business management and investment advisory services, Mackenzie Investment Management Inc. ("MIMI") to provide administrative and accounting services, Ivy Mackenzie Distributors, Inc. ("IMDI") to distribute the Funds' shares and Ivy Mackenzie Services Corp. ("IMSC") to provide transfer agent and shareholder-related services for the Funds. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. As of October 31, 1997, IMI and MIMI had approximately $_____ billion and $____ million, respectively, in assets under management. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 25 years.

INVESTMENT MANAGER

     For IMI's business management and investment advisory services, each Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets. Ivy Bond Fund pays a fee that is equal, on an annual basis, to 0.75% of the first $100 million in average net assets, reduced to 0.50% of average net assets in excess of $100 million. For the year ended December 31, 1996, Ivy Bond Fund paid IMI an effective investment management fee of 0.75% of the Fund's average net assets. Ivy Emerging Growth Fund and Ivy Growth Fund each pay a fee that is equal, on an annual basis, to 0.85% of its average net assets. Ivy Growth with Income Fund pays a fee that is equal, on an annual basis, to 0.75% of its average net assets.

     IMI pays all expenses that it incurs in rendering management services to the Funds. Each Fund bears its own operational costs. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne solely by that Fund (or class) directly. The fees payable to IMI are subject to any reimbursement or fee waiver to which IMI may agree.

     PORTFOLIO MANAGEMENT: The following individuals have responsibilities for management of the Funds:

- James W. Broadfoot, is President and Chief Investment Officer of IMI, has been a portfolio manager for Ivy Emerging Growth Fund since the Fund's inception in 1993, Ivy Growth Fund since 1994 and Ivy Growth with Income Fund since 1997. Prior to joining the organization in 1990, Mr. Broadfoot was the principal in an investment counsel firm specializing in small capitalization companies. Mr. Broadfoot has 24 years of professional investment experience. He earned an MBA from The Wharton School of The University of Pennsylvania and is a Chartered Financial Analyst.

- Frank DuMond is a portfolio manager for Ivy Growth Fund and Ivy Growth with Income Fund. Mr. DuMond has served as portfolio manager since 1997, and prior to that served as a research analyst from 1994 through 1996. Mr. DuMond joined the organization in 1994 and has 4 years of professional investment experience. He holds a Bachelor of Science degree from the Massachusetts Institute of Technology.

- Leslie A. Ferris, a Senior Vice President of IMI, has been a portfolio manager for Ivy Bond Fund since 1993. Ms. Ferris joined the organization in 1988 and has 15 years of professional investment experience. She is a Chartered Financial Analyst and holds an MBA degree from the University of Chicago. From 1982 to 1988 she was a portfolio manager at Kemper Financial Services, Inc.

- Barbara Trebbi, a Senior Vice President of IMI, joined the organization in 1988 and has 9 years of professional investment experience. She has been a portfolio manager for Ivy Growth Fund since 1993. She is a Chartered Financial Analyst and holds a Graduate Diploma from the London School of Economics.

FUND ADMINISTRATION AND ACCOUNTING

     MIMI provides various administrative services for the Funds, such as maintaining the registration of Fund shares under state "Blue Sky" laws, and assisting with the preparation of Federal and state income tax returns, financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under this arrangement, the average net assets attributable to each Fund's Advisor Class shares are subject to a fee, accrued daily and paid monthly, at an annual rate of .10%

     MIMI also provides certain accounting and pricing services for the Funds (see "Fund Accounting Services" in the SAI for more information).

TRANSFER AGENT

     IMSC is the transfer and dividend-paying agent for the Funds, and also provides certain shareholder-related services. Certain broker-dealers that maintain shareholder accounts with the Funds through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services" in the SAI).

DIVIDENDS AND TAXES

     Distributions you receive from a Fund are reinvested in additional Advisor Class shares unless you elect to receive them in cash.

     Ivy Growth with Income Fund intends normally to declare a daily dividend, and pay accumulated dividends quarterly. If a shareholder of the Fund redeems all of his/her shares at any time prior to payment of a distribution, all declarations accrued to the date of redemption are paid in addition to the redemption proceeds. Ivy Emerging Growth Fund and Ivy Growth Fund intend to make a distribution for each fiscal year of any net investment income and net realized short-term capital gain, as well as any net long-term capital gain realized during the year. In order to provide steady cash flow to shareholders, Ivy Bond Fund intends normally to make monthly distributions of the Fund's net investment income. The Fund intends to make a distribution for each fiscal year of any remaining net investment income and net realized short-term capital gain, as well as net long-term capital gain realized during the year. Any Fund may make an additional distribution of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Code.

     TAXATION: The following discussion is intended for general information only. You should consult with your tax adviser as to the tax consequences of an investment in a particular Fund, including the status of distributions from the Fund under applicable state or local law.

     Each Fund intends to qualify annually as a regulated investment company under the Code. To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any Federal income or excise tax.

     Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

     A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Investments in securities that are issued at a discount will result each year in income to a Fund equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

     Income and gains received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Unless a Fund is eligible to and elects to "pass through" to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

     Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which may be eligible for reduced tax rates, generally depending upon the shareholder's holding period for the shares.

     A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

     Fund distributions may be subject to state, local and foreign taxes. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.

PERFORMANCE DATA

     Performance information (e.g., "total return" and "yield") is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC. Performance information for each class may be compared in reports and promotional literature to indices such as the Standard and Poor's 500 Stock Index, Dow Jones Industrial Average, and Morgan Stanley Capital International World Index. Advertisements, sales literature and communications to shareholders may also contain statements of a Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Funds' different classes. ALL PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE RESULTS.

     "Total return" is the change in value of an investment in a Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where a Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

     "Current yield" reflects the income per share earned by a Fund's portfolio investments, and is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result. Dividends or distributions that were paid to a Fund's shareholders are reflected in the "current distribution rate," which is computed by dividing the total amount of dividends per share paid by a Fund during the preceding 12 months by the Fund's current maximum offering price (which includes any applicable sales charge). The "current distribution rate" will differ from the "current yield" computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.

HOW TO BUY SHARES

     Advisor Class shares are offered through this Prospectus only to the following investors:

(i) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; and

(ii) any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least .50% on the assets in the account; and

(iii) officers and Trustees of the Trust (and their relatives);
      and

(iv) officers, directors, employees, retired employees, legal counsel and accountants of IMI, MIMI, and MFC (and their relatives); and

(v) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person).

     OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make your check payable to the Fund in which you are investing. No third party checks will be accepted. Deliver these items to your registered representative or selling broker, or send them to one of the addresses below:

Regular Mail:

                  Ivy Mackenzie Services Corp.
                          P.O. Box 3022
                    Boca Raton, FL 33431-0922

Courier:

                  Ivy Mackenzie Services Corp.
              700 South Federal Highway, Suite 300
                      Boca Raton, FL 33432

The Funds reserve the right to reject any purchase order.

     MINIMUM INVESTMENT POLICIES: The minimum initial investment in Advisor Class shares is $10,000. The minimum additional investment is $250. Initial or additional amounts for retirement accounts may be less (see "Retirement Plans").

     BUYING ADDITIONAL SHARES: You may add to your account at any time through any of the following options:

     BY MAIL: Complete the investment slip attached to your statement, or write instructions including the account registration, fund number, and account number of the shares you wish to purchase. Send your check (payable to the Fund in which you are investing) and investment slip or written instructions to one of the addresses above.

     THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement (or written instructions) along with your payment.

     BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 1-
800-777-6472. Wiring instructions are as follows:

     First Union National Bank of Florida
     Jacksonville, FL
     ABA#063000021
     Account #2090002063833
     For further credit to:
     Your Ivy Account Registration
     Your Fund Number and Account Number

     BY AUTOMATIC INVESTMENT METHOD: Complete Sections 6A and 7B on the Account Application (See "Automatic Investment Method" on page ___ for more information).

HOW YOUR PURCHASE PRICE IS DETERMINED

     Your purchase price for Advisor Class shares of a Fund is the net asset value ("NAV") per share.

     Share purchases will be made at the next determined price after your purchase order is received. The price is effective for orders received by IMSC or by your registered securities dealer prior to the time of the determination of the NAV. Any orders received after the time of the determination of the NAV will be entered at the next calculated price.

     Orders placed with a securities dealer before the NAV is determined and that are transmitted through the facilities of the National Securities Clearing Corporation on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

     You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

HOW EACH FUND VALUES ITS SHARES

     The NAV per share is the value of one share. The NAV is determined for each Class of shares as of the close of the New York Stock Exchange on each day the Exchange is open by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

     The Trustees have established procedures to value a Fund's securities in order to determine the NAV. The value of a foreign security is determined as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the New York Stock Exchange, if that is earlier. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Securities and other assets for which market prices are not readily available are valued at fair value, as determined by IMI and approved in good faith by the Board. Money market instruments of a Fund are valued at amortized cost.

     ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS: IMDI may, at its own expense, pay concessions to dealers that satisfy certain criteria established from time to time by IMDI. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the dealer during a particular period, and
(ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

     An investor may be charged a transaction fee for Advisor
Class shares purchased or redeemed through a broker or agent other than IMDI.

HOW TO REDEEM SHARES

     You may redeem your Advisor Class shares through your registered securities representative, by mail or by telephone. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day. IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE DATE OF PURCHASE.

     When shares are redeemed, a Fund generally sends payment to you on the next business day. Under unusual circumstances, a Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

     If you are not certain of the requirements for a redemption, please contact IMSC at 1-800-777-6472.

     THROUGH YOUR REGISTERED SECURITIES DEALER: The Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the NAV determined at the close of regular trading (4:00 p.m. Eastern time) on the day that a redemption request is received in good order by IMSC.

     BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

-    Any outstanding certificate(s) for shares being redeemed.

- A letter of instruction, including the account registration, fund number, account number, and dollar amount or number of shares to be redeemed.

- Signatures of all registered owners whose names appear on the account.

-    Any required signature guarantees.

- Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, unincorporated associations retirement plan trustees or others acting in representative capacities).

     The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

     Mail your request to IMSC at one of the addresses on page
___ of this Prospectus.

     BY TELEPHONE: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting IMSC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

     Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

     Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or the registered representative's assistant.

     Shares held in certificate form cannot be redeemed by telephone.

     If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative do so on your behalf, you must notify IMSC in writing.

     Each Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

     RECEIVING YOUR PROCEEDS BY FEDERAL FUNDS WIRE: For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

     In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IMSC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.

     Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

     Neither IMSC nor any of the Funds can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS

     Due to the high cost of maintaining small accounts and subject to state law requirements, a Fund may redeem the accounts of shareholders whose investment has been less than $10,000 for more than 12 months. A Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.

SIGNATURE GUARANTEES

     For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

-    Redemption requests over $50,000.

- Requests for redemption proceeds to be sent to someone other than the registered shareholder.

- Requests for redemption proceeds to be sent to an address other than the address of record.

-    Registration transfer requests.

- Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).

     A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

     Circumstances other than those described above may require a signature guarantee. Please contact IMSC at 1-800-777-6472 for more information.

CHOOSING A DISTRIBUTION OPTION

     You have the option of selecting the distribution option that best suits your needs:

     AUTOMATIC REINVESTMENT OPTION - Both dividends and capital gains are automatically reinvested at NAV in additional Advisor
Class shares of a Fund unless you specify one of the other options.

     INVESTMENT IN ANOTHER IVY FUND - Both dividends and capital gains are automatically invested at NAV in the Advisor Class shares of another Ivy Fund.

     DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED - Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional Advisor Class shares of a Fund or the Advisor Class shares of another Ivy Fund.

     DIVIDENDS AND CAPITAL GAINS IN CASH - Both dividends and capital gains will be paid in cash.

     If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer, ("EFT") or if you wish to change your distribution option, please contact IMSC at 1-800-777-6472.

     If you wish to have your cash distributions go to an address other than the address of record you must provide IMSC with a letter of instruction signed by all registered owners with signatures guaranteed.

TAX IDENTIFICATION NUMBER

     In general, to avoid being subject to a 31% U.S. Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish a Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as a Fund may require, within 30 days of opening your new account, each Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

     You can avoid the above withholding and/or redemption by correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

     Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the Account Application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with their Account Application, a completed IRS Form W-8.

CERTIFICATES

     In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact IMSC at 1-800-777-6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

     Certificates requested by telephone for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

EXCHANGE PRIVILEGE

     Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy fund (other than Ivy International Fund) on the basis of the relative NAV per Advisor Class share. Exchanges into an Ivy fund in which shares are not already held are subject to certain minimum investment restrictions. See "Exchange of Shares" in the SAI or contact IMSC at 1-800-777-6472 for further details. The Funds reserve the right to reject any exchange order.

     Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute an exchange. Exchanges are available only in states where they can be legally made. The Funds reserve the right to limit the frequency of exchanges. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy fund into which the exchange is made. It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. To protect the interests of other shareholders of a Fund, a Fund may cancel the exchange privileges of any persons that, in the opinion of the Fund, are using market timing strategies or are making more than five exchanges per owner or controlling person per calendar year.

     EXCHANGES BY TELEPHONE: If Section 6D of the Account Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must notify IMSC in writing.

     In order to execute an exchange, please contact IMSC at 1-
800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

     Each Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

     EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

- The name and class of the fund whose shares you currently own.

-    Your account number.

-    The name(s) in which the account is registered.

- The name of the fund in which you wish your exchange to be invested.

- The number of shares or the dollar amount you wish to exchange.

The request must be signed by all registered owners.

SYSTEMATIC WITHDRAWAL PLAN

     You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this Prospectus. You can also obtain this application by contacting your registered representative or IMSC at 1-800-777-6472. To be eligible, you must continually maintain an account balance of at least $10,000. Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via EFT, at no charge. Shares must be uncertificated (i.e., held by a Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact IMSC at 1-800-777-6472.

     If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $250 while the plan is in effect. Redemptions are taxable events.

     Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account.

     Should you wish at any time to add a Systematic Withdrawal
Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

     Retirement accounts are eligible for Systematic Withdrawal
Plans. Please contact IMSC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

     If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

AUTOMATIC INVESTMENT METHOD

     You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares by completing Sections 6A and 7B of the Account Application. Attach a "voided" check to your Account Application. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy account. The minimum investment under this plan is $250 per month ($25 per month for retirement plans). There is no charge to you for this program.

     You may terminate or suspend your Automatic Investment
Method by telephone at any time by contacting IMSC at 1-800-777-
6472.

     If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.

CONSOLIDATED ACCOUNT STATEMENTS

     Shareholders with two or more Ivy fund accounts having the same taxpayer I.D. number will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

RETIREMENT PLANS

     The Ivy funds offer several tax-sheltered retirement plans that may fit your needs:

-    IRA (Individual Retirement Account)

-    401(k), Money Purchase Pension and Profit Sharing Plans

-    SEP-IRA (Simplified Employee Pension Plan)

-    403(b)(7) Plan

-    SIMPLE Plans (Individual Retirement Account and 401(k))

Minimum initial and subsequent investments for retirement plans are $25.

     Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from each Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to IMSC as compensation for its services to the retirement plan accounts maintained with each Fund.

     Distributions from retirement plans are subject to certain requirements under the Code. Certain documentation, including IRS Form W4-P, must be provided to IMSC prior to taking any distribution. Please contact IMSC for details. The Ivy funds and IMSC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax adviser or IMSC.

     Please call IMSC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.

SHAREHOLDER INQUIRIES

     Inquiries regarding the Funds should be directed to IMSC at 1-800-777-6472.


ACCOUNT APPLICATION

IVY BOND FUND
IVY EMERGING GROWTH FUND
IVY GROWTH FUND
IVY GROWTH WITH INCOME FUND

USE THIS APPLICATION FOR ADVISOR CLASS SHARES

Please mail applications and checks to: Ivy Mackenzie Services
Corp., P.O. Box 3022, Boca Raton, FL 33431-0922.

(This application should not be used for retirement accounts for which Ivy is custodian.)

Account Number:

(Fund Use Only)

Dealer #:
Branch #:
Rep. I.D. #:
Acct. Type:  101/
Soc Cd:
Div Cd:  1/2
CG Cd:  1/2
Exc Cd:  0/1
Red Cd:  0/X


1    REGISTRATION

     / / Individual
     / / Joint Tenant
     / / Estate
     / / UGMA/UTMA
     / / Corporation
     / / Partnership
     / / Sole Proprietor
     / / Trust
     / / Other

     Date of Trust
     Owner, Custodian or Trustee
     Co-owner or Minor
     Minor's State of Residence
     Street
     City
     State
     Zip Code
     Phone Number -- Day
     Phone Number -- Evening

2    TAX ID

     Citizenship: / / U.S. / / Other ________________

     Social Security Number
     Tax Identification Number

     Under penalties of perjury, I certify by signing in Section 8 below that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Tax Identification Number" section of the Prospectus for additional information on completing this section.

3    DEALER INFORMATION

     The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

     Dealer Name
     Branch Office Address
     City
     State
     Zip Code
     Representative's Name and Number
     Representative's Phone Number
     Authorized Signature of Dealer

4    INVESTMENTS

     A. Enclosed is my check ($10,000 minimum per Fund) made payable to the appropriate Fund(s)*. Please invest as follows:

          $_______________ Ivy Bond Fund
          $_______________ Ivy Emerging Growth Fund
          $_______________ Ivy Growth Fund
          $_______________ Ivy Growth with Income Fund

          * If investing in more than one Fund, make your check payable to "Ivy Funds".

     B.   FOR DEALER USE ONLY
          Confirmed trade orders: [Confirm Number, Number of
          Shares, Trade Date]

5    DISTRIBUTION OPTIONS

     I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

     A. / / Reinvest all dividends and capital gains into additional shares of a different Ivy fund.

          Fund Name
          Account Number

     B. / / Pay all dividends in cash and reinvest capital gains into additional shares in this Fund or a different Ivy fund.

          Fund Name
          Account Number

     C.   /  / Pay all dividends and capital gains in cash.

     I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D
     ABOVE, BE:

     /  / Sent to the address listed in the registration.
     /  /      Sent to the special payee listed in Section
     7A /  / (By Mail)
     7B /  / (By E.F.T.)

6    OPTIONAL SPECIAL FEATURES

     A.   /  / Automatic Investment Method (AIM)

     -    I wish to invest _________________
          /  / once per month
          /  / twice
          /  / 3 times
          /  / 4 times

     - My bank account will be debited on the _________ day of the month

     Please invest $________________ each period starting in the month of __________________ in the Advisor Class of _________________ [Fund Name].

     / / I have attached a voided check to ensure my correct bank account will be debited.

     B.   Systematic Withdrawal Plans**

     I wish to automatically withdraw funds from my Advisor Class account in __________________[Fund Name].

     /  / Monthly /  / Quarterly /  /Semiannually /  / Annually

      /  / Once /  / Twice /  / 3 times /  / 4 times per month

     I request the distribution be:

     /  / Sent to the address listed in the registration.
     /  / Sent to the special payee listed in Section 7.
     / / Invested into additional shares of the same class of a different Ivy fund.

     Fund Name
     Account Number

     Amount $__________________(Minimum $50) starting on or about the

     -    _______ day of the month
     -    _______ day of the month
     -    _______ day of the month*

     NOTE: Account minimum: $5,000 in shares at current offering price

     C.   Electronic Funds Transfer for Redemption Proceeds**

          I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (Complete Section 7B)

     D.   Telephone Exchanges**    /  / Yes         /  / No

          I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

          If neither box is checked, the telephone exchange privilege will be provided automatically.

     E.   Telephonic Redemptions** /  / Yes         /  / No

          The Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

          If neither box is checked, the telephone redemption privilege will be provided automatically.

     * There must be a period of at least seven calendar days between each investment/withdrawal period.

     ** This option may not be used if shares are issued in certificate form.

7    SPECIAL PAYEE

     A.   MAILING ADDRESS

          Please send all disbursements to this special payee:

          Name of Bank or Individual
          Account Number (If Applicable)
          Street
          City/State/Zip

     B.   FED WIRE / E.F.T. INFORMATION

          Financial Institution
          ABA #
          Account #
          Street
          City/State/Zip
          (Please attach a voided check)

8    SIGNATURES

     Investors should be aware that the failure to check the "No" under Section 6D or 6E above means that the Telephone Exchange/Redemption Privileges will be provided. The Funds employ reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

     I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

     THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT
     TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
     CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

     ______________________________     ________________________
     Signature of Owner, Custodian,     Date
     Trustee or Corporate Officer

     ______________________________     ________________________
     Signature of Joint Owner,          Date
     Co-Trustee or Corporate Officer

                  (Remember to sign Section 8)


PROSPECTUS
    January 1, 1998

IVY FUND
INTERNATIONAL EQUITY FUNDS -- ADVISOR CLASS SHARES

       Ivy Fund (the "Trust") is a registered investment company currently consisting of eighteen separate portfolios. The Advisor Class shares of eleven of these portfolios, as identified below (the "Funds"), are described in this Prospectus. Each Fund has its own investment objective and policies, and your interest is limited to the Fund in which you own Advisor Class shares.

       The eleven Funds are:

       Ivy Asia Pacific Fund
       Ivy Canada Fund
       Ivy China Region Fund
       Ivy Global Fund
       Ivy Global Natural Resources Fund
       Ivy Global Science & Technology Fund
       Ivy International Fund II
       Ivy International Small Companies Fund
       Ivy Latin America Strategy Fund
       Ivy New Century Fund
       Ivy Pan-Europe Fund

       Advisor Class shares are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees, and are available for purchase only by certain investors. The Funds' Class A, Class B and Class C shares (and the Class I shares of Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy Small Companies Fund) are described in a separate prospectus dated October 31, 1997.

       This Prospectus sets forth concisely the information about the Funds' Advisor Class shares that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Additional information about the Advisor Class shares is contained in the Statement of Additional Information for the Funds' Advisor Class shares dated January 1, 1998 (the "SAI"), which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI, and the prospectus for the Funds' other classes of shares, are available upon request and without charge at the Distributor's address and telephone number printed below. The SEC maintains a web site (http://www.sec.gov) that contains the SAI and other material incorporated by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      TABLE OF CONTENTS

Expense Information
The Funds' Financial Highlights
Investment Objectives and Policies
Risk Factors and Investment Techniques
Organization and Management of the Funds
Investment Manager
Fund Administration and Accounting
Transfer Agent
Dividends and Taxes
Performance Data
How to Buy Shares
How Your Purchase Price is Determined
How Each Fund Values Its Shares
How to Redeem Shares
Minimum Account Balance Requirements
Signature Guarantees
Choosing a Distribution Option
Tax Identification Number
Certificates
Exchange Privilege
Systematic Withdrawal Plan
Automatic Investment Method
Consolidated Account Statements
Retirement Plans
Shareholder Inquiries

BOARD OF TRUSTEES
John S. Anderegg, Jr.
Paul H. Broyhill
Keith J. Carlson
Stanley Channick
Frank W. DeFriece, Jr.
Roy J. Glauber
Michael G. Landry
Joseph G. Rosenthal
Richard N. Silverman
J. Brendan Swan

OFFICERS
Michael G. Landry, Chairman
Keith J. Carlson, President
James W. Broadfoot, Vice President
C. William Ferris, Secretary/Treasurer

LEGAL COUNSEL
Dechert Price & Rhoads
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

TRANSFER AGENT
Ivy Mackenzie Services Corp.
P.O. Box 3022
Boca Raton, FL 33431-0922
1-800-777-6472

AUDITORS
Coopers & Lybrand L.L.P.
Ft. Lauderdale, FL

INVESTMENT MANAGER
Ivy Management, Inc.
700 South Federal Highway
Boca Raton, FL 33432
1-800-456-5111

DISTRIBUTOR
Ivy Mackenzie Distributors, Inc.
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, FL 33432
1-800-456-5111

[IVY MACKENZIE LOGO]


EXPENSE INFORMATION

       The expenses and costs associated with investing in the Advisor Class shares of each Fund are reflected in the following tables.

                              SHAREHOLDER TRANSACTION EXPENSES

                                                  MAXIMUM SALES
    MAXIMUM CONTIN-
                                                  LOAD IMPOSED
    GENT DEFERRED
                                                  ON PURCHASES
    SALES CHARGE
                                                  (AS A % OF
    (AS A % OF
                                                  OFFERING
    ORIGINAL
                                                  PRICE)
    PURCHASE PRICE)

All Funds                                                None
           None

       None of the Funds charges a redemption fee, an exchange fee, or a sales load on reinvested dividends.

                              ANNUAL FUND OPERATING EXPENSES(1)
                           (as a percentage of average net
assets)

                                            12B-1
           TOTAL FUND
                                            SERVICE/
OTHER         OPERATING
                            MANAGEMENT      DISTRIBUTION
EXPENSES      EXPENSES
                            FEES(2)         FEES
(2)           (2)

Ivy Asia Pacific                 1.00%           None
0.95%          1.95%
Fund(3)

Ivy Canada Fund                  0.85%           None
1.54%          2.39%


Ivy China Region Fund            0.72%           None
1.23%          1.95%


Ivy Global Fund                  1.00%           None
0.93%          1.93%


Ivy Global Natural               1.00%           None
0.95%          1.95%
Resources Fund(3)

Ivy Global Science &             0.29%           None
1.65%          1.94%
Technology Fund(5)

Ivy International                1.00%           None
0.50%          1.50%
Fund II(4)

Ivy International                1.00%           None
0.95%          1.95%
Small Companies Fund(3)

Ivy Pan-Europe Fund(4)           1.00%           None
0.95%          1.95%


                                                12B-1

                                                SERVICE/
   OTHER
                           MANAGEMENT           DISTRIBUTION
   EXPENSES
                           FEES(2)              FEES
   (2)


Ivy Latin America          0.00%                None
   2.30%
Strategy Fund

Ivy New Century            0.38%                None
   1.82%
Fund

                                                OTHER
   TOTAL FUND
                                                EXPENSES
   OPERATING
                           GROSS FUND           (AFTER
   EXPENSES
                           OPERATING            CUSTODY
   (AFTER CUSTODY
                           EXPENSES(2)          CREDITS)(2)
   CREDITS)(2)

Ivy Latin America          2.30%                1.94%
   1.94%
Strategy Fund

Ivy New Century            2.20%                1.57%
   1.95%
Fund

(1) The inception date for each Fund's Advisor Class shares is January 1, 1998. Accordingly, the expense ratios shown are
       estimates based on amounts incurred by each Fund's Class A shares during the fiscal year ended December 31, 1996.

(2) After expense reimbursements; Ivy Management, Inc. ("IMI") currently limits Total Fund Operating Expenses (excluding Rule 12b-1 fees and certain other items, and net of any credits for fees paid indirectly) for all Funds except Ivy Canada Fund to an annual rate of 1.95% (1.50%, in the case of Ivy International Fund II) of each Fund's average net assets. Total Fund Operating Expenses in the above table include fees paid indirectly. Without expense reimbursements Management Fees would have been 1.00% and Total Fund Operating Expenses (excluding Rule 12b-1 fees
and
       certain other items, and net of any credits for fees paid indirectly) would have increased 0.28% for Ivy China
Region
       Fund; 0.71% for Ivy Global Science & Technology Fund;
2.34%
       for Ivy Latin America Strategy Fund, and 0.37% for Ivy New
       Century Fund.

(3)    These funds commenced operation on January 1, 1997.
Expense
       information is based on estimated amounts for the current fiscal year.

(4) These funds commenced operations on May 13, 1997. Expense information is based on estimated amounts for the current fiscal year.

(5) Expense information is based on annualized amounts from July
       22, 1996 (commencement of operations) to December 31,
1996.

                                          EXAMPLES

       The following tables list the expenses an investor would pay on a $1,000 investment in a Fund's Advisor Class shares, assuming
(1) 5% annual return and (2) unless otherwise noted, redemption at the end of each time period. These examples further assume reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" (above) remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                                                   1         3
      5          10
                                                 YEAR      YEARS
    YEARS      YEARS

Ivy Asia Pacific Fund                            $20       $61
Ivy Canada Fund                                  $24       $75
    $128       $273
Ivy China Region Fund                            $20       $61
    $105       $227
Ivy Global Fund                                  $20       $61
    $104       $225
Ivy Global Natural Resources Fund                $20       $61
Ivy Global Science & Technology
   Fund                                          $20       $61
    $105       $226
Ivy International Fund II                        $15       $47
Ivy International Small Companies
   Fund                                          $20       $61
Ivy Latin America Strategy Fund                  $23       $72
    $123       $264
Ivy New Century Fund                             $22       $69
    $118       $253
Ivy Pan-Europe Fund                              $20       $61


       The purpose of the foregoing tables is to assist you in understanding the various costs and expenses that an investor in a Fund's Advisor Class shares will bear directly or indirectly. The information presented in the tables does not reflect the charge of $10 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the Funds' fees and expenses, see the following sections of this Prospectus:
"Organization and Management of the Funds," "Investment Manager" and "Fund Administration and Accounting," and the following section of the SAI: "Investment Advisory and Other Services."

THE FUNDS' FINANCIAL HIGHLIGHTS

       The inception date for the Funds' Advisor Class shares is January 1, 1998. Accordingly, no financial information for these shares is presented below. The accounting firm of Coopers & Lybrand L.L.P. will be responsible for auditing financial information relating to the Funds' Advisor Class shares. Financial highlights for the Funds' Class A, Class B and Class C shares (and the Class I shares of Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies Fund) are contained in a separate Prospectus dated October 31, 1997. The Funds' Annual Reports are incorporated by reference into the SAI, and are available upon request from the Funds' transfer agent (1-800-777-6472).


INVESTMENT OBJECTIVES AND POLICIES

       Each Fund has its own investment objective and policies, which are described below. Each Fund's investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. Except for a Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Board of Trustees of the Trust ("Trustees") without shareholder approval. There can be no assurance that a Fund's objective will be met. The different types of securities and investment techniques used by the Funds involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment Techniques," below, and the SAI.

       Whenever an investment objective, policy or restriction of a
Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

       IVY ASIA PACIFIC FUND: The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which for purposes of this Prospectus are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Asia-Pacific issuers include: (a) securities of companies organized under the laws of an Asia-Pacific country or for which the principal securities trading market is in the Asia-Pacific region; (b) securities that are issued or guaranteed by the government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Asia-Pacific region; and (d) any of the preceding types of securities in the form of depository shares.

       The Fund may participate in markets throughout the Asia-Pacific region, and it is expected that the Fund will be invested at all times in at least three Asia-Pacific countries. The Fund does not expect to concentrate its investments in any particular industry. See Appendix B to the SAI for further information about the economic characteristics of certain Asia-Pacific countries.

       The Fund may invest up to 35% of its assets in investment-grade debt securities of government or corporate issuers in emerging market countries, investment-grade equity and debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's Investor Services, Inc. ("Moody's") or BB or below by Standard and Poor's Corporation ("S&P"), or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).

       For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies that invest in securities issued in Asia-Pacific countries, and (ii) up to 15% of its net assets in restricted and other illiquid securities.

       The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

       IVY CANADA FUND: Ivy Canada Fund seeks long-term capital appreciation by investing primarily in equity securities of Canadian companies. Canada is one of the world's leading industrial countries and a major exporter of agricultural products. The country is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron and copper, and forest covers over 44% of land areas, making Canada a leading world producer of newsprint. Canada is also a major producer of hydroelectricity, oil and gas.

       As a fundamental policy, the Fund normally invests at least
65% of its total assets in Canadian equity securities (i.e., common and preferred stock, securities convertible into common stock and common stock purchase warrants) listed on Canadian stock exchanges or traded over-the-counter in Canada. Canadian issuers are companies (i) organized under the laws of Canada,
(ii) for which the principal securities trading market is in Canada, (iii) which derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Canada, or (iv) which have at least 50% of their assets situated in Canada. The balance of the Fund's assets ordinarily are invested in (i) bills and bonds of the Canadian Government and the governments of the provinces or municipalities of Canada, (ii) high quality notes and debentures of Canadian companies (i.e., those rated Aaa or Aa by Moody's or AAA or AA by S&P, or if unrated, judged to be of comparable quality by Mackenzie Financial Corporation ("MFC"), the Fund's Advisor),
(iii) foreign securities (including sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs") and Global Depository Shares ("GDSs")), (iv) U.S. Government securities, (v) equity securities and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by MFC to be of comparable quality) of U.S. companies, and (vi) zero coupon bonds that meet these credit quality standards.

       The Fund may purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

       For temporary defensive purposes, the Fund may invest without limit in U.S. or Canadian dollar-denominated money market securities issued by entities organized in the U.S. or Canada, such as (i) obligations issued or guaranteed by the Canadian Government or the governments of the provinces or municipalities of Canada (or their agencies or instrumentalities), (ii) finance company and corporate commercial paper (and other short-term corporate obligations rated Prime-1 by Moody's or A or better by S&P, or if unrated, considered by MFC to be of comparable quality), (iii) obligations of banks (i.e., certificates of deposit, time deposits and bankers' acceptances) considered creditworthy by MFC under guidelines approved by the Trustees, and (iv) repurchase agreements with broker-dealers and banks. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

       IVY CHINA REGION FUND: Ivy China Region Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund seeks to meet its objective primarily by investing in the equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region").

       The Fund normally invests at least 65% of its total assets in "Greater China growth companies," defined as companies (a) that are organized in or for which the principal securities trading markets are the China Region; (b) that have at least 50% of their assets in one or more China Region countries or derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China Region countries; or (c) that have at least 35% of their assets in China, Hong Kong or Taiwan, derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within these three countries, or have significant manufacturing or other operations in these countries. IMI's determination as to whether a company qualifies as a Greater China growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China Region country, and currently expects to invest more than 50% of its total assets in Hong Kong. See Appendix B to the SAI for further information about the economic characteristics of certain China Region countries.

       The balance of the Fund's assets ordinarily are invested in
(i) certain investment-grade debt securities and (ii) the equity securities of "China Region associated companies," which are companies that do not meet the definition of a Greater China growth company, but whose current or expected performance, based on certain identified factors (such as the growth trends in the location of a company's assets and the sources of its revenues and profits), is judged by IMI to be strongly associated with the China Region. The investment-grade debt securities in which the Fund may invest include (a) obligations of the U.S. Government or its agencies or instrumentalities, (b) obligations of U.S. banks and other banks organized and existing under the laws of Hong Kong, Taiwan or countries that are members of the Organization for Economic Cooperation and Development ("OECD"), and (c) obligations denominated in any currency issued by international development institutions and Hong Kong, Taiwan and OECD member governments and their agencies and instrumentalities, as well as repurchase agreements with respect to any of the foregoing instruments. The Fund may also invest in zero coupon bonds, and corporate bonds rated Baa or higher by Moody's or BBB or higher by S&P (or if unrated, are considered by IMI to be of comparable quality).

       The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. As of December 31, 1996, the Fund had 0.90% of its total assets invested in low-rated debt securities.

       The Fund may invest in sponsored or unsponsored ADRs, GDRs,
ADSs and GDSs, warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities.

       For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may reduce its position in Greater China growth companies and Greater China associated companies and increase its investment in cash and liquid debt securities, such as U.S. Government securities, bank obligations, commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

       The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

       IVY GLOBAL FUND: The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies throughout the world, with at least three different countries (one of which may be the United States) represented in the Fund's overall portfolio holdings. Although the Fund generally invests in common stock, it may also invest in preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

       The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. As of December 31, 1996, the Fund had 0.94% of its total assets invested in low-rated debt securities.

       The Fund may invest in equity real estate investment trusts, warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

       For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

       The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of its total assets.

       IVY GLOBAL NATURAL RESOURCES FUND: The Fund's investment objective is long-term growth. Any income realized will be incidental. Under normal conditions, the Fund invests at least 65% of its total assets in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. "Natural resources" generally include precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and agricultural commodities. Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs. The Fund may also invest directly in precious metals and other physical commodities.

       IMI believes that certain political and economic changes in the global environment in recent years have had and will continue to have a profound effect on global supply and demand of natural resources, and that rising demand from developing markets and new sources of supply should create attractive investment opportunities. In selecting the Fund's investments, IMI will seek to identify securities of companies that, in IMI's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

       For temporary defensive purposes, the Fund may invest without limit in cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

       For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

       IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund's principal investment objective is long-term capital growth. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies that are expected to benefit from the development, advancement and use of science and technology. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. Industries likely to be represented in the Fund's portfolio include computers and peripheral products, software, electronic components and systems, telecommunications, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. In recent years, rapid advances in these industries have stimulated unprecedented growth. While this is no guarantee of future performance, IMI believes that these industries offer substantial opportunities for long-term capital appreciation.

       Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero-coupon bonds. The Fund may also invest up to 5% of its net assets in debt securities that are rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. (A description of the ratings assigned by Moody's and S&P is contained in Appendix A to the SAI).

       The Fund may invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

       For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

       The Fund may purchase put and call options on stock indices and on individual securities, provided the premium paid for such options does not exceed 10% of the value of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may sell covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of the value of its total assets.

       IVY INTERNATIONAL FUND II: The Fund's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the Fund's total assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. IMI, the Fund's investment manager, invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. IMI seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

       When economic or market conditions warrants, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

       The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

       IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund's principal investment objective is long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $1 billion. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in the United States. The Fund will invest its assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable shareholders to participate in markets that do not necessarily move in concert with the U.S. market. The factors that IMI considers in determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

       In selecting the Fund's investments, IMI will seek to identify securities that are attractively priced relative to their intrinsic value. The intrinsic value of a particular security is analyzed by reference to characteristics such as relative price/earnings ratio, dividend yield and other relevant factors (such as applicable financial, tax, social and political conditions).

       When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities, zero coupon bonds, preferred stocks, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. The Fund may also invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).

       For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

       The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

       IVY LATIN AMERICA STRATEGY FUND: The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal conditions the Fund invests at least 65% of its total assets in securities issued in Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. Securities of Latin American issuers include (a) securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America; (b) securities that are issued or guaranteed by the government of a Latin American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate in markets throughout Latin America, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Mexico and Venezuela, which IMI believes are the most developed capital markets in Latin America. The Fund does not expect to concentrate its investments in any particular industry.

       The Fund's equity investments consist of common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and warrants (any of which may be purchased through rights). The Fund's equity securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.

       The Fund may invest in debt securities (including zero coupon bonds) when IMI anticipates that the potential for capital appreciation from debt securities is likely to equal or exceed that of equity securities (e.g., a favorable change in relative foreign exchange rates, interest rate levels or the creditworthiness of issuers). These include debt securities issued by Latin American Governments ("Sovereign Debt"). Most of the debt securities in which the Fund may invest are not rated, and those that are rated are expected to be below investment-grade (i.e., rated Ba or below by Moody's or BB or below by S&P, or considered by IMI to be of comparable quality), and are commonly referred to as "high yield" or "junk" bonds. As of December 31, 1996, the Fund had none of its assets invested in low-rated debt securities.

       To meet redemptions, or while the Fund is anticipating investments in Latin American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive or emergency purposes, the Fund may (i) invest without limit in such instruments, and (ii) borrow up to one-third of the value of its total assets from banks (but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets).

       The Fund may invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities. The Fund will treat any Latin American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with Latin American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.

       The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

       IVY NEW CENTURY FUND: The Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective. In pursuing its objective, the Fund invests primarily in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities (including common and preferred stocks, convertible debt obligations, warrants, options, rights, and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs that are listed on stock exchanges or traded over-the-counter) of "Emerging Market growth companies," which are defined as companies (a) for which the principal securities trading market is an emerging market (as defined above), (b) that (alone or on a consolidated basis) derives 50% or more of its total revenue either from goods, sales or services in emerging markets, or (c) that are organized under the laws of (and with a principal office in) an emerging market country.

       The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. IMI's determination as to whether a company qualifies as a Emerging Markets growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company).

       For purposes of capital appreciation, the Fund may invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest in zero coupon bonds and purchase securities on a "when- issued" or firm commitment basis.

       The Fund will not invest more than 20% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). As of December 31, 1996, the Fund had 0.27% of its total assets invested in low-rated debt securities.

       For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities.

       The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

       IVY PAN-EUROPE FUND: The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country; (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The Fund may also invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Europe. The equity securities in which the Fund may invest include common stock, preferred stock and common stock equivalents such as warrants and convertible debt securities. The Fund may also invest in sponsored or unsponsored ADRs, European Depository Receipts ("EDRs"), GDRs, ADSs, European Depository Shares ("EDSs") and GDSs. The Fund does not expect to concentrate its investments in any particular industry.

       The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P (commonly referred to as "high yield" or "junk" bonds), or if unrated, are considered by IMI to be of comparable quality. The Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

       For temporary defensive purposes or when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by IMI to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P).

       For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities.

       The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

RISK FACTORS AND INVESTMENT TECHNIQUES

       SPECIAL CONSIDERATIONS RELATED TO IVY ASIA PACIFIC FUND:
Certain Asia-Pacific countries in which the Fund may invest are developing countries, and may be in the initial stages of their industrialization cycle. The economic structures of developing countries generally are less diverse and mature than in the United States, and their political systems may be relatively unstable. Historically, markets of developing countries have been more volatile than the markets of developed countries, yet such markets often have provided higher rates of return to investors.

       Investing in securities of issuers in Asia-Pacific countries involves certain considerations not typically associated with investing in securities of United States companies, including (i) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (ii) currency fluctuations, (iii) the cost of converting foreign currency into United States dollars, (iv) potential price volatility and lesser liquidity of shares traded on Asia-Pacific country securities markets and (v) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

       Certain Asia-Pacific countries may be more vulnerable to the ebb and flow of international trade and to trade barriers and other protectionist or retaliatory measures. Investments in countries such as China that have recently opened their capital markets and that appear to have relaxed their central planning requirement, as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

       The settlement period of securities transactions in foreign markets in general may be longer than in domestic markets, and such delays may be of particular concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

       Securities exchanges, issuers and broker-dealers in some Asia-Pacific countries are subject to less regulatory scrutiny than in the United States. In addition, due to the limited size of the markets for Asia-Pacific securities, the prices for such securities may be more vulnerable to adverse publicity, investors' perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of the Fund's investments.

       SPECIAL CONSIDERATIONS RELATED TO IVY CANADA FUND: The economy of Canada is strongly influenced by the activities of companies involved in the production and processing of natural resources, particularly those involved in the energy industry, industrial materials (e.g., chemicals, base metals, timber and paper) and agricultural materials (e.g., grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield, which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation and the success of exploration projects.

       SPECIAL CONSIDERATIONS RELATED TO IVY CHINA REGION FUND:
Investors should realize that China Region countries may be subject to a greater degree of economic, political and social instability than is the case in the United States or other developed countries. Among the factors causing this instability are (i) authoritarian governments or military involvement in political and economic decision making, (ii) popular unrest associated with demands for improved political, economic and social conditions, (iii) internal insurgencies, (iv) hostile relations with neighboring countries, (v) ethnic, religious and racial disaffection, and (vi) changes in trading status, any one of which could disrupt the principal financial markets in which the Fund invests and adversely affect the value of its assets. In addition, several China Region countries have had hostile relations with neighboring nations. For example, China continues to claim sovereignty over Taiwan, and has assumed sovereignty over Hong Kong.

       China Region countries tend to be heavily dependent on international trade, as a result of which their markets are highly sensitive to protective trade barriers and the economic conditions of their principal trading partners (i.e., the United States, Japan and Western European countries). Protectionist trade legislation, reduction of foreign investment in China Region economies and general declines in the international securities markets could have a significant adverse effect on the China Region securities markets. In addition, certain China Region countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened risk in these countries that such adverse actions might be repeated.

       To take advantage of potential growth opportunities, the Fund might have significant investments in companies with relatively small market capitalization. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies, both because they tend to be traded in lower volume and because the companies are subject to greater business risk. In addition, to the extent that any China Region country experiences rapid increases in its money supply or investment in equity securities for speculative purposes, the equity securities traded in such countries may trade at price-earning multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Finally, restrictions on foreign investment exists to varying degrees in some China Region countries. Where such restrictions apply, investments may be limited and may increase the Fund's expenses. The SAI contains additional information concerning the risks associated with investing in the China Region.

       SPECIAL CONSIDERATIONS RELATED TO IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY INTERNATIONAL SMALL COMPANIES FUND AND IVY NEW CENTURY FUND: In light of Ivy New Century Fund's concentration in equity securities of Emerging Market growth companies (as defined above), an investment in the Fund should be considered speculative. In addition, both Ivy Global Science & Technology Fund and Ivy International Small Companies Fund are expected to have significant investments in companies with relatively small market capitalization. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies, both because they tend to be traded in lower volume and because the companies are subject to greater business risk.

       Because Ivy Global Science & Technology Fund normally focuses its investments in science and technology-related industries, the value of the Fund's shares may be more susceptible to factors affecting those industries and to greater market fluctuation than a fund whose portfolio holdings are more diverse. For example, rapid advances in these industries tend to render existing products obsolete. In addition, many companies in which the Fund is likely to invest are subject to government regulations and approval of their products and services, which may affect their overall profitability and cause their stock prices to be more volatile. In selecting the Fund's portfolio of investments, IMI will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

       SPECIAL CONSIDERATIONS RELATED TO IVY GLOBAL NATURAL RESOURCES FUND: Since the Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. In selecting the Fund's portfolio of investments, IMI will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

       To take advantage of potential growth opportunities, the Fund might have significant investments in companies with relatively small market capitalization. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies because they tend to be traded in lower volume and because the companies are subject to greater business risk.

       The Fund's investments in precious metals (such as gold) and other physical commodities are subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, IMI currently intends that it will only be in a form that is readily marketable.

       SPECIAL CONSIDERATIONS RELATED TO IVY LATIN AMERICA
STRATEGY
FUND: The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. This could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

       For many years, most Latin American countries have experienced substantial (and in some periods extremely high) rates of inflation, which have had and may continue to have very negative effects on the economies and securities markets of these countries. In addition, certain Latin American countries are among the largest debtors to commercial banks and foreign governments, and some have declared moratoria on the payment of principal and/or interest on external debt. Accordingly, the Sovereign Debt instruments in which the Fund may invest involve a high degree of risk and should be considered equivalent in quality to debt securities rated below investment-grade by Moody's and S&P.

       The Fund is classified as a non-diversified investment company under the 1940 Act, and therefore may invest, with respect to 50% of its total assets, more than 5% of its total assets in the securities of any one issuer. Consequently, the performance of a single issuer in which the Fund has invested may have a more significant effect on the overall performance of the Fund than if the Fund were a diversified company.

       BANK OBLIGATIONS: The bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of the obligation is fully insured by the Federal Deposit Insurance Corporation ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

       BORROWING: A Fund may only borrow for temporary or emergency purposes, as described above. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

       COMMERCIAL PAPER: Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies. Each Fund's investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P, or if not rated, are issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

       CONVERTIBLE SECURITIES: The convertible securities in which the Funds may invest include corporate bonds, notes, debentures and other securities convertible into common stocks. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

       DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

       U.S. GOVERNMENT SECURITIES: U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Such securities include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

       Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life (and increasing the security's price volatility). Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

       INVESTMENT-GRADE DEBT SECURITIES: Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics).

       LOW-RATED DEBT SECURITIES: Securities rated lower than Baa or BBB, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), are considered by major credit-rating organizations to have predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. Investors in those Funds that invest in these securities, should be willing to accept the special risks associated with these securities.

       While high yield debt securities are likely to have some quality and protective characteristics, these qualities are largely outweighed by the risk of exposure to adverse conditions and other uncertainties. Accordingly, investments in such securities, while generally providing for greater income and potential opportunity for gain than investments in higher-rated securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer of such securities) and generally involve greater price volatility than securities in higher rating categories. IMI seeks to reduce risk through diversification (including investments in foreign securities), credit analysis and attention to current developments and trends in both the economy and financial markets. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the affected Fund's best interest to retain or dispose of the security (unless the security is downgraded below the rating of C, in which case IMI most likely would dispose of the security based on then existing market conditions). For additional information regarding the risks associated with investing in high yield bonds, see the SAI (and, in particular, Appendix A, which contains a more complete description of the ratings assigned by Moody's and S&P).

       FOREIGN SECURITIES: The foreign securities in which the Funds invest may include non-U.S. dollar-denominated securities, Eurodollar securities, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and debt securities issued, assumed or guaranteed by foreign governments (or political subdivisions or instrumentalities thereof). Investors should consider carefully the special risks that arise in connection with investing in securities issued by companies and governments of foreign nations, which are in addition to those risks that are associated with the Funds' investments, generally.

       In many foreign countries, there is less regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. For example, foreign companies are not generally subject to uniform accounting and financial reporting standards, and foreign securities transactions may be subject to higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in which the Funds may invest may be smaller, less liquid and subject to greater price volatility than those in the United States. Generally, price fluctuations in the Funds' foreign security holdings are likely to be high relative to those of securities issued in the United States.

       Other risks include the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), difficulties in pricing, default in foreign government securities, high rates of inflation, difficulties in enforcing foreign judgments, political or social instability, or other developments that could adversely affect the Funds' foreign investments.

       The risks of investing in foreign securities (described above) are likely to be intensified in the case of investments in issuers domiciled or doing substantial business in countries with emerging or developing economies ("emerging markets"). For example, countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause a Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines. In addition, many emerging markets have experienced and continue to experience especially high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

       In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. In order for these emerging economies to continue to expand and develop industry, infrastructure and currency reserves, continued influx of capital is essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Funds and their shareholders will benefit. IMI believes that similar investment opportunities will be created for companies involved in providing consumer goods and services (e.g., food, beverages, autos, housing, tourism and leisure and merchandising).

       FOREIGN CURRENCY EXCHANGE TRANSACTIONS: A Fund usually effects its currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when a Fund converts assets from one currency to another. A Fund may also be affected unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

       FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

       OPTIONS AND FUTURES TRANSACTIONS: The Funds may use various techniques to increase or decrease their exposure to changing security prices, currency exchange rates, commodity prices, or other factors that affect the value of the Funds' securities. These techniques may involve derivative transactions such as purchasing put and call options, selling put and call options, and engaging in transactions in foreign currency futures, stock index futures and related options.

       A Fund may invest in options on securities in accordance with its stated investment objective and policies (see above). A put option is a short-term contract that gives the purchaser of the option the right, in return for a premium, to sell the underlying security or currency to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser the right, in return for a premium, to buy the underlying security or currency from the seller of the option at a specified price during the term of the option. An option on a stock index gives the purchaser the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

       A Fund may also enter into futures transactions in accordance with its stated investment objective and policies. An interest rate futures contract is agreement between two parties to buy or sell a specified debt security at a set price on a future date. A foreign currency futures contract is an agreement to buy or sell a specified amount of a foreign currency for a set price on a future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

       Investors should be aware that the risks associated with the use of options and futures are considerable. Options and futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore could result in a significant loss to a Fund if IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. A Fund may also experience a significant loss if it is unable to close a particular position due to the lack of a liquid secondary market. For further information regarding the use of options and futures transactions and any associated risks, see the SAI.

       PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES: Investors in Ivy Global Natural Resources Fund should be aware that commodities trading is generally considered a speculative activity. For example, prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Accordingly, markets for precious metals may at times be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Investments in physical commodities may also present practical problems of delivery, storage and maintenance, possible illiquidity, the unavailability of accurate market valuations and increased expenses.

       REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Equity REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption under the Investment Company Act of 1940, as amended (the "1940 Act"). By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

       REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and agreed-upon yield. Each Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of Trustees. A Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.

       RESTRICTED AND ILLIQUID SECURITIES: An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security on its books. A "restricted security" is a security that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended, and is considered to be illiquid until such filing takes place. There may be a lapse of time between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell the security. If adverse market conditions were to develop during that period, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. In addition, issuers of restricted and other illiquid securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded. Securities whose proceeds are subject to limitations on repatriation of principal or profits for more than seven days, and those for which market quotations are not readily available, are considered illiquid for purposes of the percentage limitations that apply to each Fund's investment in illiquid securities.

       SHARES OF OTHER INVESTMENT COMPANIES: As a shareholder of an investment company, a Fund will bear its ratable share of the investment company's expenses (including management fees, in the case of a management investment company).

       SMALL COMPANIES: Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of smaller companies may be subject to more abrupt or erratic market movements, because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

       WARRANTS: The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and are considered speculative investments. For example, if a warrant were not exercised by the date of its expiration, a Fund would lose its entire investment.

       "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS: Purchasing securities on a "when-issued" or firm commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

       ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. Since the interest on such bonds is, in effect, compounded, they are subject to greater market value fluctuations in response to changing interest rates than debt securities that distribute income regularly. In addition, for Federal income tax purposes a Fund generally recognizes and is required to distribute income generated by zero coupon bonds currently in the amount of the unpaid accrued interest, even though the actual income will not yet have been received by the Fund.

ORGANIZATION AND MANAGEMENT OF THE FUNDS

       Each Fund, other than Ivy Latin America Strategy Fund, is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. Ivy Latin America Strategy Fund is organized as a non-diversified portfolio (see "Special Considerations Related to Ivy Latin America Strategy Fund"). The business and affairs of each Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has 18 separate portfolios. Each Fund has four classes of shares, designated as Class A, Class B, Class C and an Advisor Class (only the latter of which is offered by this Prospectus). Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies Fund each has a fifth class of shares designated as Class I. Shares of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for the Advisor Class and Class I, has a separate Rule 12b-1 distribution plan and bears different distribution fees. Class I shares are subject to lower administrative service and transfer agency fees than the Funds' Class A, Class B, Class C and Advisor Class shares. Each class of shares also has its own sales charge and expense structure that may affect its performance relative to a Fund's other classes of shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

       The Trust employs IMI to provide business management services to the Funds, and investment advisory services to all of the Funds other than Ivy Canada Fund and Ivy Global Natural Resources Fund (which are advised by MFC). MIMI provides administrative and accounting services. Ivy Mackenzie Distributors, Inc. ("IMDI") distributes the Funds' shares, and Ivy Mackenzie Services Corp. ("IMSC") provides transfer agency and shareholder-related services for the Funds. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. As of October 31, 1997, IMI and MIMI had approximately $____ billion and $____ million, respectively, in assets under management. MIMI is a subsidiary of MFC, which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 25 years.

INVESTMENT MANAGER

       IVY CANADA FUND AND IVY GLOBAL NATURAL RESOURCES FUND:
For
IMI's business management services, each Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 0.50%. Each Fund pays MFC a monthly fee for advisory services, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 0.35% and 0.50% for Ivy Canada Fund and Ivy Global Natural Resources Fund, respectively.

       IVY ASIA PACIFIC FUND, IVY CHINA REGION FUND, IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY INTERNATIONAL FUND II, IVY INTERNATIONAL SMALL COMPANIES FUND, IVY LATIN AMERICA STRATEGY FUND, IVY NEW CENTURY FUND AND IVY PAN-EUROPE FUND: For IMI's business management and investment advisory services, each Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 1.00%.

       IMI voluntarily limits the total operating expenses for each
Fund (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.95% (1.50%, in the case of Ivy International Fund II) of the Funds' average net assets, which may lower each Fund's expenses and increase its total return. This voluntary expense limitation may be terminated or revised at any time, at which point the affected Fund's expenses may increase and its total return may be reduced.

       IVY GLOBAL FUND: For IMI's business management and investment advisory services, the Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 1.00% of the first $500 million in net assets and 0.75% on net assets over $500 million. For the fiscal year ended December 31, 1996, the effective management fee paid to IMI was 1.00% of the Fund's average net assets.

       Currently, IMI voluntarily limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets, which may lower the Fund's expenses and increase its total return. This voluntary expense limitation may be terminated or revised at any time, at which point the Fund's expenses may increase and its total return may be reduced.

       ALL FUNDS: IMI pays all expenses that it incurs in rendering management services to the Funds. Each Fund bears its own operational costs. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne by that Fund (or class) directly. The fees payable to IMI are subject to any reimbursement or fee waiver to which IMI may agree. The investment management fees paid by the Funds are higher than those charged by many funds that invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Funds.

       PORTFOLIO MANAGEMENT: The following individuals have responsibilities for management of the Funds:

- James W. Broadfoot, is President and Chief Investment Officer of IMI and Vice President of the Trust, is the portfolio manager for Ivy Global Science & Technology
Fund.
       Prior to joining the organization in 1990, Mr. Broadfoot was a principal in an investment counsel firm specializing in emerging growth companies. Mr. Broadfoot has 24 years of professional investment experience, and is a Chartered Financial Analyst. He has an MBA from The Wharton School of
       the University of Pennsylvania.

- Michael G. Landry is the Chairman and a Director of IMI and
       the President and a Director of MIMI and the Chairman and a
       Trustee of the Trust. Mr. Landry has headed these organizations since 1987. Previously he was a Senior Vice President and portfolio manager with Templeton International. He has over 20 years of professional investment experience. He has a degree in economics from Carleton University. Mr. Landry is the portfolio manager for
       Ivy Global Fund and is a member of the Ivy international portfolio management team.

- Frederick Sturm, a Senior Vice President of MFC, is the portfolio manager of Ivy Canada Fund and Ivy Global
Natural
       Resources Fund. Mr. Sturm joined MFC in 1983 and has 11 years of professional investment experience. In that time, Mr. Sturm has established a performance record in the natural resource sector. Mr. Sturm, a Chartered Financial Analyst, is a graduate of the University of Toronto where he
       earned a degree in commerce and finance.

- Barbara Trebbi is a Senior Vice President of IMI, portfolio manager of Ivy International Fund II, and Ivy
International
       Small Companies Fund.  She is Managing Director of
       International Equities and a member of the Ivy international portfolio management team. Ms. Trebbi joined the organization in 1988 and has 9 years of professional experience. She is a Charter Financial Analyst and holds
a
       graduate diploma from the London School of Economics.

-      The Ivy international portfolio management team manages
Ivy
       Asia Pacific Fund, Ivy China Region Fund, Ivy Latin
America
       Strategy Fund, and Ivy Pan-Europe Fund. The Ivy international portfolio management team consists of
Barbara
       Trebbi, Michael Landry and the Ivy international research team headed by Eric Michelis. Mr. Michelis has a graduate degree in Economics and Finance from Institut Des Etudes Politiques de Paris and a graduate degree from Ecole Francaise D'Electronique Et D'Inforatique. Other team members include Oleg Makhorine, located in Prague, who is
a
       graduate of the Economics University in Prague; Justin Lu, who is a graduate of Shanghai International University; Moira McLachlan, who earned her degree in international business from the University of South Carolina; and
Jonathan
       Tang, located in Shanghai, who is a graduate of Shanghai International University.

       IMI'S INVESTMENT PROCESS: Each of IMI's international equity portfolio managers is supported by a team of research analysts, who are responsible for providing objective information on regional and country-specific economic and political developments and monitoring individual companies. Members of the research analyst team that supports IMI's international equity portfolio managers are located in the U.S. at IMI's south Florida office, as well as in Asia and Europe. IMI's analysts use a variety of research sources, such as brokerage reports, economic and financial news services, equity databases and company reports. Established relationships with more than thirty research firms provide IMI's analysts and portfolio managers access to information on the various factors that may influence a particular investment decision. These firms range from large investment banks with global coverage to local research houses. In many cases, IMI's investment professionals also conduct primary research by meeting with company management, touring facilities, and speaking with local research analysts, economists and strategists. Such primary research is considered particularly important in emerging market countries.

       Research efforts by IMI focus on determining opportunities that fall within the IMI's long-term, value-oriented approach to investing. The investment decision making process starts with a "top-down" view of a particular country and the long-term outlook for given industries within that country. Company selection generally is based on a "bottom-up" analysis of certain value measures (e.g., earnings, cash flow and growth potential) that are monitored in a proprietary database in which risk-adjusted company valuations across countries and industries are compared. Ultimate investment decisions take into account the fund's investment objective, diversification requirements and risk tolerance level. While current earnings are considered important, investment decisions most often are based on earnings estimates over a five-year period. Stock selection typically is concentrated in the cheapest 20% of the universe and sell recommendations normally are generated when valuations reach the top 20% of the universe.

FUND ADMINISTRATION AND ACCOUNTING

       MIMI provides various administrative services for the Funds, such as maintaining the registration of Fund shares under state "Blue Sky" laws, and assisting with the preparation of Federal and state income tax returns, financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under this arrangement, the average net assets attributable to each Fund's Advisor Class shares are subject to a fee, accrued daily and paid monthly, at an annual rate of .10%

       MIMI also provides certain accounting and pricing services for the Funds (see "Fund Accounting Services" in the SAI for more information).

TRANSFER AGENT

       IMSC is the transfer and dividend-paying agent for the Funds, and also provides certain shareholder-related services. Certain broker-dealers that maintain shareholder accounts with the Funds through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services" in the SAI).

DIVIDENDS AND TAXES

       DIVIDENDS: Distributions you receive from a Fund are reinvested in additional Advisor Class shares unless you elect to receive them in cash. Dividends ordinarily will vary from one class to another.

       Each Fund intends to make a distribution for each fiscal year of any net investment income and net realized short-term capital gain, as well as any net long-term capital gain realized during the year. An additional distribution may be made of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions of
Section 4982 of the Code.

       TAXATION: The following discussion is intended for general information only. You should consult with your tax adviser as to the tax consequences of an investment in a particular Fund, including the status of distributions from the Fund under applicable state or local law.

       Each Fund intends to qualify annually as a regulated investment company under the Code. To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any Federal income or excise tax.

       Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that a Fund designates as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

       A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

       Investments in securities that are issued at a discount will result each year in income to a Fund equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

       Income and gains received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Unless a Fund is eligible to and elects to "pass through" to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

       Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which may be eligible for reduced Federal tax rates, generally depending upon the shareholder's holding period for the shares.

       A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

       Fund distributions may be subject to state, local and foreign taxes. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.

PERFORMANCE DATA

       Performance information (e.g., "total return" and "yield") is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC. Performance information for each class may be compared in reports and promotional literature to indices such as the Standard and Poor's 500 Stock Index, Dow Jones Industrial Average, and Morgan Stanley Capital International World Index. Advertisements, sales literature and communications to shareholders may also contain statements of a Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Funds' different classes. ALL PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE RESULTS.

       "Total return" is the change in value of an investment in a
Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where a Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

       "Current yield" reflects the income per share earned by a Fund's portfolio investments, and is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result. Dividends or distributions that were paid to a Fund's shareholders are reflected in the "current distribution rate," which is computed by dividing the total amount of dividends per share paid by a Fund during the preceding 12 months by the Fund's current maximum offering price (which includes any applicable sales charge). The "current distribution rate" will differ from the "current yield" computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.

HOW TO BUY SHARES

       Advisor Class shares are offered through this Prospectus only to the following investors:

       (i) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; and

       (ii)     any account with assets of at least
                $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least .50% on the assets in the account; and

       (iii) officers and Trustees of the Trust (and their relatives); and

       (iv)     officers, directors, employees, retired
employees,
                legal counsel and accountants of IMI, MIMI, and MFC
                (and their relatives); and

       (v) directors, officers, partners, registered representatives, employees and retired employees
(and
                their relatives) of dealers having a sales agreement
                with IMDI (or trustees or custodians of any qualified
                retirement plan or IRA established for the benefit of
                any such person).

       OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make your check payable to the Fund in which you are investing. No third party checks will be accepted. Deliver these items to your registered representative or selling broker, or send them to one of the addresses below:

       REGULAR MAIL:

                                Ivy Mackenzie Services Corp.
                                        P.O. Box 3022
                                  Boca Raton, FL 33431-0922

       COURIER:

                                Ivy Mackenzie Services Corp.
                            700 South Federal Highway, Suite 300
                                    Boca Raton, FL 33432

       The Funds reserve the right to reject any purchase order.

       MINIMUM INVESTMENT POLICIES: The minimum initial investment in Advisor Class shares is $10,000. The minimum additional investment is $250. Initial or additional amounts for retirement accounts may be less (see "Retirement Plans").

       BUYING ADDITIONAL SHARES: You may add to your account at any time through any of the following options:

       BY MAIL: Complete the investment slip attached to your statement, or write instructions including the account registration, Fund number and account number of the shares you wish to purchase. Send your check (payable to the Fund in which you are investing), along with your investment slip or written instructions, to one of the addresses above.

       THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement (or written instructions) along with your payment.

       BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 1-
800-777-6472. Wiring instructions are as follows:

                            First Union National Bank of Florida
                                      Jacksonville, FL
                                        ABA#063000021
                                   Account #2090002063833
                                   For further Credit to:
                                Your Ivy Account Registration
                             Your Fund Number and Account Number

       BY AUTOMATIC INVESTMENT METHOD:  Complete Sections 6A and
7B
on the Account Application (see "Automatic Investment Method" on page ___ for more information).

HOW YOUR PURCHASE PRICE IS DETERMINED

       Your purchase price for Advisor Class shares of a Fund is the net asset value ("NAV") per share.

       Share purchases will be made at the next determined price after your purchase order is received. The price is effective for orders received by IMSC or by your registered securities dealer prior to the time of the determination of the NAV. Any orders received after the time of the determination of the NAV will be entered at the next calculated price.

       Orders placed with a securities dealer before the NAV is determined that are transmitted through the facilities of the National Securities Clearing Corporation on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

       You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

HOW EACH FUND VALUES ITS SHARES

       The NAV per share is the value of one share. The NAV is determined for each Class of shares as of the close of the New York Stock Exchange on each day the Exchange is open by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

       The Trustees have established procedures to value a Fund's securities in order to determine the NAV. The value of a foreign security is determined as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the New York Stock Exchange, if that is earlier. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Securities and other assets for which market prices are not readily available are valued at fair value, as determined by IMI and approved in good faith by the Board. Money market instruments of a Fund are valued at amortized cost.

       ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS: IMDI may, at its own expense, pay concessions to dealers that satisfy certain criteria established from time to time by IMDI. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the dealer during a particular period, and
(ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

       An investor may be charged a transaction fee for Advisor
Class shares purchased or redeemed through a broker or agent other than IMDI.

HOW TO REDEEM SHARES

       You may redeem your Advisor Class shares through your registered securities representative, by mail or by telephone. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day. IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE DATE OF PURCHASE.

       When shares are redeemed, a Fund generally sends payment to you on the next business day. Under unusual circumstances, a Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

       If you are not certain of the requirements for a redemption, please contact IMSC at 1-800-777-6472.

       THROUGH YOUR REGISTERED SECURITIES DEALER: The Dealer is responsible for promptly transmitting redemption orders.
Redemptions requested by dealers will be made at the NAV determined at the close of regular trading (4:00 p.m. Eastern time) on the day that a redemption request is received in good order by IMSC.

       BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

       - Any outstanding certificate(s) for shares being redeemed.

       - A letter of instruction, including the account registration, fund number, the account number and the dollar amount or number of shares to be redeemed.

       - Signatures of all registered owners whose names appear on the account.

       -  Any required signature guarantees.

       - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, unincorporated associations, retirement plan trustees
or
          others acting in representative capacities).

       The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

       Mail your request to IMSC at one of the addresses on page
___ of this Prospectus.

       BY TELEPHONE: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting IMSC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

       Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

       Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or the registered representative's assistant.

       Shares held in certificate form cannot be redeemed by telephone.

       If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative do so on your behalf, you must notify IMSC in writing.

       Each Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

       RECEIVING YOUR PROCEEDS BY FEDERAL FUNDS WIRE: For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

       In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IMSC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.

       Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

       Neither IMSC nor any of the Funds can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS

       Due to the high cost of maintaining small accounts and subject to state law requirements, a Fund may redeem the accounts of shareholders whose investment has been less than $10,000 for more than 12 months. A Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.

SIGNATURE GUARANTEES

       For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

       -  Redemption requests over $50,000.

       - Requests for redemption proceeds to be sent to someone other than the registered shareholder.

       - Requests for redemption proceeds to be sent to an address other than the address of record.

       -  Registration transfer requests.

       - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original
          application, or if you are changing the bank wire information).

       A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

       Circumstances other than those described above may require a signature guarantee. Please contact IMSC at 1-800-777-6472 for more information.

CHOOSING A DISTRIBUTION OPTION

       You have the option of selecting the distribution option that best suits your needs:

       AUTOMATIC REINVESTMENT OPTION - Both dividends and capital gains are automatically reinvested at NAV in additional Advisor
Class shares of a Fund unless you specify one of the other options.

       INVESTMENT IN ANOTHER IVY FUND - Both dividends and capital gains are automatically invested at NAV in the Advisor Class shares of another Ivy Fund.

       DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED - Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional Advisor Class shares of a Fund or the Advisor Class shares of another Ivy Fund.

       DIVIDENDS AND CAPITAL GAINS IN CASH - Both dividends and capital gains will be paid in cash.

       If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer, ("EFT") or if you wish to change your distribution option, please contact IMSC at 1-800-777-6472.

       If you wish to have your cash distributions go to an address other than the address of record you must provide IMSC with a letter of instruction signed by all registered owners with signatures guaranteed.

TAX IDENTIFICATION NUMBER

       In general, to avoid being subject to a 31% U.S. Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish a Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as a Fund may require, within 30 days of opening your new account, each Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

       You can avoid the above withholding and/or redemption by correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

       Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the new account application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with their Account Application, a completed IRS Form W-8.

CERTIFICATES

       In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact IMSC at 1-800-777-6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

       Certificates requested by telephone for shares valued up to
$50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

EXCHANGE PRIVILEGE

       Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy fund (other than Ivy International Fund) on the basis of the relative NAV per Advisor Class share. Exchanges into an Ivy fund in which shares are not already held are subject to certain minimum investment restrictions. See "Exchange of Shares" in the SAI or contact IMSC at 1-800-777-6472 for further details. The Funds reserve the right to reject any exchange order.

       Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute an exchange. Exchanges are available only in states where they can be legally made. The Funds reserve the right to limit the frequency of exchanges. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy fund into which the exchange is made. It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. To protect the interests of other shareholders of a Fund, a Fund may cancel the exchange privileges of any persons that, in the opinion of the Fund, are using market timing strategies or are making more than five exchanges per owner or controlling person per calendar year.

       EXCHANGES BY TELEPHONE: If Section 6D of the Account Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must notify IMSC in writing.

       In order to execute an exchange, please contact IMSC at 1-
800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

       Each Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

       EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

- The name and class of the fund whose shares you currently own.

-      Your account number.

-      The name(s) in which the account is registered.

- The name of the fund in which you wish your exchange to be invested.

- The number of shares or the dollar amount you wish to exchange.

       The request must be signed by all registered owners.

SYSTEMATIC WITHDRAWAL PLAN

       You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this Prospectus. You can also obtain this application by contacting your registered representative or IMSC at 1-800-777-6472. To be eligible, you must continually maintain an account balance of at least $10,000. Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via EFT, at no charge. Shares must be uncertificated (i.e., held by a Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact IMSC at 1-800-777-6472.

       If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $250 while the plan is in effect. Redemptions are taxable events.

       Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account.

       Should you wish at any time to add a Systematic Withdrawal
Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

       Retirement accounts are eligible for Systematic Withdrawal
Plans. Please contact IMSC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

       If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

AUTOMATIC INVESTMENT METHOD

       You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares by completing Sections 6A and 7B of the Account Application. Attach a "voided" check to your account application. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy Fund account. The minimum investment under this plan is $250 per month ($25 per month for retirement plans). There is no charge to you for this program.

       You may terminate or suspend your Automatic Investment
Method by telephone at any time by contacting IMSC at 1-800-777-
6472.

       If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.

CONSOLIDATED ACCOUNT STATEMENTS

       Shareholders with two or more Ivy fund accounts having the same taxpayer I.D. number will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

RETIREMENT PLANS

       The Ivy funds offer several tax-sheltered retirement plans that may fit your needs:

       -  IRA (Individual Retirement Account)

       -  401(k), Money Purchase Pension and Profit Sharing Plans

       -  SEP-IRA (Simplified Employee Pension Plan)

       -  403(b)(7) Plan

       -  SIMPLE Plans (Individual Retirement Account and 401(k))

       Minimum initial and subsequent investments for retirement plans are $25.

       Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from each Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to IMSC as compensation for its services to the retirement plan accounts maintained with each Fund.

       Distributions from retirement plans are subject to certain requirements under the Code. Certain documentation, including IRS Form W4-P, must be provided to IMSC prior to taking any distribution. Please contact IMSC for details. The Ivy funds and IMSC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax adviser or IMSC.

       Please call IMSC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.

SHAREHOLDER INQUIRIES

       Inquiries regarding the Funds should be directed to IMSC at
1-800-777-6472.


                                     ACCOUNT APPLICATION

IVY ASIA PACIFIC FUND
IVY CANADA FUND
IVY CHINA REGION FUND
IVY GLOBAL FUND
IVY GLOBAL NATURAL RESOURCES FUND
IVY GLOBAL SCIENCE & TECHNOLOGY FUND
IVY INTERNATIONAL FUND II
IVY INTERNATIONAL SMALL COMPANIES FUND
IVY LATIN AMERICA STRATEGY FUND
IVY NEW CENTURY FUND
IVY PAN-EUROPE FUND

USE THIS APPLICATION FOR ADVISOR CLASS SHARES

Please mail applications and checks to: Ivy Mackenzie Services
Corp., P.O. Box 3022, Boca Raton, FL 33431-0922.

(This application should not be used for retirement accounts for which Ivy is custodian.)

Account Number:

(Fund Use Only)

Dealer #:
Branch #:
Rep. I.D. #:
Acct. Type:  101/
Soc Cd:
Div Cd:  1/2
CG Cd:  1/2
Exc Cd:  0/1
Red Cd:  0/X

1      REGISTRATION

       / / Individual
       / / Joint Tenant
       / / Estate
       / / UGMA/UTMA
       / / Corporation
       / / Partnership
       / / Sole Proprietor
       / / Trust
       / / Other

       Date of Trust
       Owner, Custodian or Trustee
       Co-owner or Minor
       Minor's State of Residence
       Street
       City
       State
       Zip Code
       Phone Number -- Day
       Phone Number -- Evening

2      TAX ID

       Citizenship: / / U.S. / / Other ________________

       Social Security Number
       Tax Identification Number

       Under penalties of perjury, I certify by signing in Section
       8 below that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to
       report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends
       on your tax return.) Please see the "Tax Identification Number" section of the Prospectus for additional information
       on completing this section.

3      DEALER INFORMATION

       The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature
and
       legal capacity of the Shareholder, and agrees to notify
IMSC
       of any purchases made under a Letter of Intent or Rights of
       Accumulation.

       Dealer Name
       Branch Office Address
       City
       State
       Zip Code
       Representative's Name and Number
       Representative's Phone Number
       Authorized Signature of Dealer

4      INVESTMENTS

       A. Enclosed is my check ($10,000 minimum per Fund) made
              payable to the appropriate Fund(s)*. Please invest as
              follows:

              $_______________ Ivy Asia Pacific Fund
              $_______________ Ivy Canada Fund
              $_______________ Ivy China Region Fund
              $_______________ Ivy Global Fund
              $_______________ Ivy Global Natural Resources Fund $_______________ Ivy Global Science & Technology
Fund
              $_______________ Ivy International Fund II
              $_______________ Ivy International Small Companies
Fund
              $_______________ Ivy Latin America Strategy Fund $_______________ Ivy New Century Fund $_______________ Ivy Pan-Europe Fund

              * If investing in more than one Fund, make your
                     check payable to "Ivy Funds".

       B.     FOR DEALER USE ONLY
              Confirmed trade orders: [Confirm Number, Number of
              Shares, Trade Date]

5      DISTRIBUTION OPTIONS

       I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless
       a different option is checked below.

       A.     /  /   Reinvest all dividends and capital gains
into
                     additional shares of a different Ivy fund.

              Fund Name
              Account Number

       B.     /  /   Pay all dividends in cash and reinvest
capital
                     gains into additional shares in this Fund or
a
                     different Ivy fund.

              Fund Name
              Account Number

       C.     /  /   Pay all dividends and capital gains in cash.

       I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D
       ABOVE, BE:

       /  /   Sent to the address listed in the registration.
       /  /          Sent to the special payee listed in Section
       7A /  / (By Mail)
       7B /  / (By E.F.T.)

6      OPTIONAL SPECIAL FEATURES

       A.     /  /   Automatic Investment Method (AIM)

       -      I wish to invest _________________
              /  / once per month
              /  / twice
              /  / 3 times
              /  / 4 times

       - My bank account will be debited on the _________ day of
              the month

       Please invest $________________ each period starting in the month of __________________ in the Advisor Class of _________________ [Fund Name].

       /  /   I have attached a voided check to ensure my correct
              bank account will be debited.

       B.     Systematic Withdrawal Plans**

       I wish to automatically withdraw funds from my Advisor
Class
       account in __________________[Fund Name].

       /  / Monthly /  / Quarterly /  /Semiannually /  / Annually

      /  / Once /  / Twice /  / 3 times /  / 4 times per month

       I request the distribution be:

       /  /   Sent to the address listed in the registration.
       /  /   Sent to the special payee listed in Section 7.
       /  /   Invested into additional shares of the same class
of a
              different Ivy fund.

       Fund Name
       Account Number

       Amount $__________________(Minimum $50) starting on or about the

       -      _______ day of the month
       -      _______ day of the month
       -      _______ day of the month*

       NOTE: Account minimum: $5,000 in shares at current offering price

       C.     Electronic Funds Transfer for Redemption Proceeds**

              I authorize the Agent to honor telephone instructions
              for the redemption of Fund shares up to $50,000.
              Proceeds may be wire transferred to the bank account
              designated ($1,000 minimum).  (Complete Section 7B)

       D.     Telephone Exchanges**    /  / Yes         /  / No

              I authorize exchanges by telephone among the Ivy funds
              upon instructions from any person as more fully described in the Prospectus. To change this option once
              established, written instructions must be received from
              the shareholder of record or the current registered representative.

              If neither box is checked, the telephone exchange privilege will be provided automatically.

       E.     Telephonic Redemptions** /  / Yes         /  / No

              The Fund or its agents are authorized to honor telephone instructions from any person as more fully
              described in the Prospectus for the redemption of Fund
              shares. The amount of the redemption shall not exceed
              $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written
              instructions must be received from the shareholder of
              record or the current registered representative.

              If neither box is checked, the telephone redemption privilege will be provided automatically.

       * There must be a period of at least seven calendar days
              between each investment/withdrawal period.

       ** This option may not be used if shares are issued in certificate form.

7      SPECIAL PAYEE

       A.     MAILING ADDRESS

              Please send all disbursements to this special payee:

              Name of Bank or Individual
              Account Number (If Applicable)
              Street
              City/State/Zip

       B.     FED WIRE / E.F.T. INFORMATION

              Financial Institution
              ABA #
              Account #
              Street
              City/State/Zip
              (Please attach a voided check)

8      SIGNATURES

       Investors should be aware that the failure to check the "No"
       under Section 6D or 6E above means that the Telephone Exchange/Redemption Privileges will be provided. The Funds employ reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such
       instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and "How to Redeem Shares" in the Prospectus
for
       more information on these privileges.

       I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in Section 1. I have received a current
       Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

       THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT
       TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
       CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

       ______________________________
________________________
       Signature of Owner, Custodian,                    Date
       Trustee or Corporate Officer

       ______________________________
________________________
       Signature of Joint Owner,                         Date
       Co-Trustee or Corporate Officer

                                (Remember to sign Section 8)


PROSPECTUS                                        January 1, 1998

IVY FUND
IVY INTERNATIONAL BOND FUND -- ADVISOR CLASS SHARES

Ivy Fund (the "Trust") is a registered investment company currently consisting of eighteen separate portfolios. The
Advisor Class of shares of one of these portfolios, Ivy
International Bond Fund (the "Fund"), is described in this
Prospectus.

   Advisor Class shares are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees, and are available for purchase only by certain investors. The Fund's Class A, Class B and Class C shares are described in a separate prospectus dated April 30, 1997.

   This Prospectus sets forth concisely the information about the Fund's Advisor Class shares that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Additional information about the Fund's Advisor Class shares is contained in the Statement of Additional Information for the Advisor Class shares, dated January 1, 1998, (the "SAI"), which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SAI, and the prospectus for the Funds' other classes of shares, are available upon request and without charge at the Distributor's address and telephone number printed below. The SEC maintains a web site (http://www.sec.gov) that contains the SAI and other material incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC
OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

TABLE OF CONTENTS
Expense Information
Investment Objectives and Policies
Risk Factors and Investment Techniques
Organization and Management of the Fund
Investment Manager
Fund Administration and Accounting
Transfer Agent
Dividends and Taxes
Performance Data
How to Buy Shares
How Your Purchase Price is Determined
How The Fund Values its Shares
How to Redeem Share
Minimum Account Balance Requirements
Signature Guarantees
Choosing a Distribution Option
Tax Identification Number
Certificates
Exchange Privilege
Systematic Withdrawal Plan
Automatic Investment Method
Consolidated Account Statements
Retirement Plans
Shareholder Inquiries


BOARD OF TRUSTEES
John S. Anderegg, Jr.
Paul H. Broyhill
Keith J. Carlson
Stanley Channick
Frank W. DeFriece, Jr.
Roy J. Glauber
Michael G. Landry
Joseph G. Rosenthal
Richard N. Silverman
J. Brendan Swan

OFFICERS
Michael G. Landry, Chairman
Keith J. Carlson, President
James W. Broadfoot, Vice President
C. William Ferris, Secretary/Treasurer

LEGAL COUNSEL
Dechert Price & Rhoads
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

TRANSFER AGENT
Ivy Mackenzie Services Corp.
P.O. Box 3022
Boca Raton, FL
33431-0922
1-800-777-6472

AUDITORS
[_____________________]

INVESTMENT MANAGER
Ivy Management, Inc.
700 South Federal Highway
Boca Raton, FL 33432
1-800-456-5111

DISTRIBUTOR
Ivy Mackenzie Distributors, Inc.
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, FL 33432
1-800-456-5111


EXPENSE INFORMATION

     The expenses and costs associated with investing in the Advisor Class shares of the Fund are reflected in the following tables.

                SHAREHOLDER TRANSACTION EXPENSES

                 MAXIMUM SALES LOAD        MAXIMUM CONTINGENT
                 IMPOSED ON PURCHASES      DEFERRED SALES CHARGE
                 (AS A PERCENTAGE OF       (AS A PERCENTAGE OF
                 OFFERING PRICE AT TIME    ORIGINAL PURCHASE
                 OF PURCHASE)              PRICE)

IVY
INTERNATIONAL
BOND FUND        None                      None

The Fund does not charge a redemption fee, an exchange fee, or a sales load on reinvested dividends.


                 ANNUAL FUND OPERATING EXPENSES
             (as a percentage of average net assets)

                                                     TOTAL FUND
                          12B-1 SERVICE/   OTHER     OPERATING
               MANAGEMENT DISTRIBUTION     EXPENSES  EXPENSES
               FEES(1)    FEES             (1)       (1)

IVY
INTERNATIONAL
BOND FUND      ____%      None             _____%    _____%


(1) After expense reimbursements. Ivy Management, Inc. ("IMI") currently limits Total Fund Operating Expenses (excluding Rule 12b-1 fees and certain other items, and net of any credits for fees paid indirectly) for the Fund to an annual rate of 1.95% of the Fund average net assets. Total Fund Operating Expenses in the above table include fees paid indirectly. Without expense reimbursements Management Fees would have been 1.00%.

                             EXAMPLE
                         CLASS A SHARES

The following table lists the expenses that an investor would pay on a $1,000 investment in the Fund's Advisor Class shares, assuming (1) 5% annual return and (2) unless otherwise noted, redemption at the end of each time period. These examples further assume reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                    1 YEAR    3 YEARS   5 YEARS   10 YEARS

IVY INTERNATIONAL
BOND FUND           $         $         $         $


     The purpose of the foregoing table is to assist an investor in the Fund's Advisor Class in understanding the various costs that he or she will bear directly or indirectly. The information presented in the preceding table does not reflect the charge of $10 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the Fund's fees and expenses, see the following sections of this Prospectus: "Organization and Management of the Fund," and "Investment Manager" and "Fund Administration and Accounting" and the following section of the
SAI:  [______________________].

THE FUND'S FINANCIAL HIGHLIGHTS

The inception date for the Fund's Advisor Class shares is January 1, 1998. Accordingly, no financial information for these shares is presented below. The accounting firm of ______________ will be responsible for auditing financial information relating to the Fund's Advisor Class shares. Financial highlights for the Fund's Class A, Class B and Class C shares are contained in a separate Prospectus dated April 30, 1997. Copies of the Annual Report for this Fund are incorporated by reference into the SAI, and are available upon request from the Fund's transfer agent (1-800-777-6472).

INVESTMENT OBJECTIVES AND POLICIES

The Fund is a non-diversified company which has a principal investment objective of current income primarily by investing in high-grade non-U.S. dollar-denominated bonds (international bonds). Protection, and possible enhancement, of principal value through active management of currency, bond market and maturity exposure and through security selection is a secondary objective.

There can be no assurance that the Fund's objectives will be met. The different types of securities and investment techniques used by the Fund involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment Techniques," below, and the SAI.

Whenever an investment objective, policy or restriction of the Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

The Fund's investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares (as defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trustees may make non-material changes in the Fund's objectives without shareholder approval. Except for the Fund's investment objectives and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental and may be changed by the Trustees without shareholder approval. There can be no assurance that the Fund's objectives will be met.

INVESTING IN INTERNATIONAL BOND MARKETS

The U.S. dollar-denominated bond market now represents less than one half of the world's developed bond markets. As a result, opportunities for investment in international bond markets have become more significant. The liquidity of international bond markets has improved as the number of investors participating in these markets has increased. Additionally, many international bond markets have become more attractive for foreign investors due to the reduction of barriers of entry to foreign investors by deregulation and by reduction of withholding taxes.

Concurrent with the opening of foreign markets, restrictions on international capital flows have been reduced or eliminated, thereby enabling investment funds to seek the highest expected returns. As a result, the market conditions of one nation influence the market conditions of other countries through the flow of international capital. The Fund is a convenient vehicle for investing in international bond markets, some of which may, during certain time periods, outperform the U.S. dollar-denominated bond markets.

History has shown that returns from international bond markets often differ from those generated by U.S. bond markets. The variations in returns are, in part, the result of fluctuating foreign currency exchange rates and changes in foreign interest rates as compared with U.S. interest rates. Although the Fund is non-diversified under the 1940 Act, investing in the Fund can provide an investor's existing portfolio of U.S. dollar-denominated bonds (U.S. bonds) with international diversification.

At times, higher investment returns may be provided by international bonds than from U.S. bonds. For example, international bonds may provide higher current income and/or greater capital appreciation than U.S. bonds due to fluctuation in foreign currencies relative to the U.S. dollar. Of course, at any time, the opposite may also be true.

Individual and small institutional investors often find it difficult to participate in international bond markets. This is due in part to the lack of current information available about foreign entities as well as difficulties in purchasing and selling foreign securities, holding foreign securities in safekeeping, and converting foreign currencies into U.S. dollars.

The Fund is a convenient and relatively low cost way for individuals and small institutions to invest in these markets. The Fund can provide its shareholders with potential capital appreciation and protection, as well as income, as is associated with a professionally managed portfolio of high-grade international bonds. IMI has significant experience investing in international markets as well as in global trading, custody and currency transactions.

In addition, the Fund offers investors the opportunity to enjoy the benefits of all of the Ivy Mackenzie Funds. IMI, together with its affiliate, Mackenzie Investment Management Inc. ("MIMI"), manages a diverse family of funds and provides a wide range of services to help investors meet their investment needs.

RISK FACTORS AND INVESTMENT TECHNIQUES

The Fund is intended for long-term investors who can accept the risks associated with investing in international bonds. Total return from investment in the Fund will consist of income after expenses, bond price gains (or losses) in the local currency and currency gains or losses. For federal income tax purposes, currency gains and losses generally are regarded as ordinary income and loss and, therefore, may increase or reduce the amount of the Fund's distributions.

The value of the Fund's portfolio will vary in response to a number of economic factors, the most important being fluctuations in foreign currency exchange rates, in market interest rates and in an issuer's creditworthiness. Since the Fund's investments are denominated primarily in foreign currencies, changes in foreign currency values can significantly affect the Fund's share price. Investors should be aware that exchange rate movements can be significant and endure for long periods of time. In addition, because the market value of a debt security generally varies inversely with changes in prevailing interest rates, the longer the maturity of a debt security, the more volatile it will be in terms of changes in value. There also exists the risk that the issuer of a debt security may not be able to meet its obligation on interest or principal payments at the time called for by the security.

IMI attempts to control exchange rate and interest rate risks through active portfolio management, including such techniques as management of currency, bond market and maturity exposure and selection of securities based on available yields and IMI's foreign interest rate and currency exchange rate projections. Longer maturity bonds tend to fluctuate more in price than shorter-term instruments in which the Fund invests--providing potential for both gain and loss.

Investors should not rely on an investment in the Fund for their short-term financial needs or use the Fund as a vehicle for playing short-term swings in the international bond and foreign exchange markets. The Fund should not be regarded as a total investment program. Also, investors should be aware that investing in international bonds may involve a higher degree of risk than investing in U.S. bonds.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, often less publicly available information about issuers, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries, and potential restrictions on the flow of international capital. Additionally, dividends or interest payable on foreign securities may be subject to foreign taxes withheld prior to distribution and other foreign taxes might apply. Transactions in foreign securities may involve greater time from the trade date until settlement than is involved for domestic securities transactions and may involve the risk of possible losses to the Fund due to subsequent declines in the value of the portfolio securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Because foreign securities often are purchased with and pay in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. The Fund may incur currency exchange costs when it changes investments from one country to another. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

The Fund seeks to achieve its objective by investing primarily in a managed portfolio of high grade bonds denominated in foreign currencies, including European currencies and the European Currency Unit (ECU). At least 65% of the Fund's total assets will normally be invested in bonds denominated in foreign currencies. In selecting bonds for the Fund's portfolio, IMI will consider various factors, including yields, credit quality and the fundamental outlook for currency and interest rate trends in different parts of the world. IMI may also take into account the ability to hedge currency and local bond price risk.

To be considered a high grade bond in which the Fund primarily invests, a bond must be rated at least A or better by Standard and Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if the bond is unrated, it must be considered by IMI to be of comparable quality in local currency terms.

The Fund may invest less than 35% of its net assets in debt securities rated Baa or below by Moody's and/or BBB or below by S&P or, if unrated, considered by IMI to be of comparable quality. The Fund will not invest in debt securities that, at the time of investment, are rated less than C by either Moody's or S&P.

The Fund's investments may include: debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (e.g., European Investment Bank, Inter-American Development Bank or the World Bank); corporate debt securities; bank or bank holding company debt securities; and other debt securities, including those convertible into common stock. The Fund may also invest in zero coupon securities which do not provide for the periodic payment of interest and are sold at significant discount from face value.

The Fund may also purchase securities which are not publicly offered and may be subject to regulations applicable to restricted securities.

The Fund intends to diversify among several countries and market sectors, and to have represented, in substantial proportions, business activities in not less than three different countries other than the United States. Under normal circumstances, the Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund may engage in options, futures, forward foreign currency contact and other derivatives transactions, as described below, for hedging purposes or to seek to enhance potential gain. The Fund may invest without limit in U.S. debt securities, including short-term money market securities, for temporary defensive or emergency purposes. It is not possible to predict the extent to which the Fund might employ such optional strategies.

ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS

The Fund may not make loans except through the lending or purchase of portfolio securities or through repurchase agreements, and may not borrow money except as a temporary measure for extraordinary or emergency purposes.

In addition, as a matter of non-fundamental policy, the Fund may not invest more than 10% of its net assets in securities which are not readily marketable, repurchase agreements maturing in more than seven days, and restricted securities; in no event may the Fund invest more than 5% of its assets in restricted securities. These instruments may be difficult to sell promptly at an acceptable price, and the sale of certain of these instruments may be subject to legal restrictions. Difficulty in selling these instruments may result in a loss or may be costly to the Fund. A description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's SAI.

To protect against adverse movements of interest rates and for purposes of liquidity, the Fund may also purchase short-term obligations denominated in U.S. and foreign currencies such as, but not limited to, bank deposits, bankers' acceptances, certificates of deposit, commercial paper, short-term government, government agency, supranational agency and corporate obligations, and repurchase agreements.

The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts, and purchasing indexed securities.

IMI can use these practices to adjust the risk and return characteristics of the Fund's portfolio of investments. If IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

The Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield generally are fixed on the date of commitment to purchase. From the time of purchase until settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may differ from the purchase price.

The higher yields and high income sought by the Fund may be obtainable from high yield, higher risk securities in the lower rating categories of the established rating services. These securities are rated Baa or lower by Moody's or BBB or lower by S&P. The Fund may invest in securities rated as low as C by Moody's or S&P, which may indicate that the obligations are speculative to a high degree and often in default. Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the Fund's best interest to retain or dispose of the security. However, should any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions. See Appendix A to the SAI for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.

RISKS

The different types of securities and investment techniques used by IMI all have attendant risks of varying degrees. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities. The following are descriptions of certain risks related to the investments and techniques that IMI may use from time to time.

     LOW-RATED DEBT SECURITIES. The Fund may invest less than 35% of its net assets in debt securities rated below BBB or Baa, but no lower than C, by S&P or Moody's. Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income than the price and liquidity of higher rated securities. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term corporate and market developments to a greater extent than the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship with the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

     Reduced volume and liquidity in the high yield, high risk bond market or the reduced availability of market quotations may make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on IMI's judgment in valuing high yield, high risk bonds. In addition, the Fund's investments in high yield, high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors.

     NON-DIVERSIFIED INVESTMENT COMPANIES. As a "non-diversified" investment company, the Fund may invest a greater portion of its assets in the securities of fewer issuers, thereby exposing the Fund to greater market and credit risk than a more broadly diversified investment company.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and agreed-upon yield. The Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of Trustees. The Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.

     ZERO COUPON SECURITIES. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash interest payments. If the Fund holds zero coupon securities in its portfolio, it generally will recognize income currently for federal income tax purposes in the amount of the unpaid, accrued interest and generally will be required to distribute dividends representing such income to shareholders currently, even though funds representing this income will not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and from loan proceeds.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS: The Fund usually effects its currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when the Fund converts assets from one currency to another. The Fund may also be affected unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

     FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

     OPTIONS AND FUTURES TRANSACTIONS: The Fund may use various techniques to increase or decrease their exposure to changing security prices, currency exchange rates, commodity prices, or other factors that affect the value of the Fund's securities. These techniques may involve derivative transactions such as purchasing put and call options, selling put and call options, and engaging in transactions in currency rate futures, stock index futures and related options.

     The Fund may invest in options on stock indices and on individual securities in accordance with its stated investment objective and policies (see above). A put option is a short-term contract that gives the purchaser of the option, in return for a premium, the right to sell the underlying security or currency to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser the right to buy the underlying security or currency from the seller of the option at a specified price during the term of the option. An option on a stock index gives the purchaser the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

     The Fund may also enter into futures transactions in accordance with its stated investment objective and policies. An interest rate futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

     Investors should be aware that the risks associated with the use of options and futures are considerable. Options and futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore could result in a significant loss to the Fund if IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. The Fund may also experience a significant loss if it is unable to close a particular position due to the lack of a liquid secondary market. For further information regarding the use of options and futures transactions and any associated risks, see the SAI.

ORGANIZATION OF THE FUND

   The Fund is a separate, non-diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. The business and affairs of the Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has eighteen series of shares. The Trustees of the Trust also have the authority, without shareholder approval, to classify and reclassify the shares of the Fund into one or more classes. The Fund has four classes of shares, designated as Class A, Class B, Class C and the Advisor Class (only the latter of which is offered by this Prospectus). Shares of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for the Advisor Class, has a different Rule 12b-1 distribution plan and bears different distribution fees. Each class of shares also has its own sales charge and expense structure that may affect its performance relative to the Fund's other classes of shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

     The Trust employs IMI to provide business management and investment advisory services to the Fund. Mackenzie Investment Management Inc. ("MIMI") provides administrative and accounting services, Ivy Mackenzie Distributors, Inc. ("IMDI") distributes the Fund's shares, and Ivy Mackenzie Services Corp. ("IMSC") provides transfer agency and shareholder-related services for the Fund. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. As of October 31, 1997, IMI and MIMI had approximately $_____ billion and $_____ million, respectively, in assets under management. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 25 years.

     INVESTMENT MANAGER. For IMI's business management and investment advisory services, the Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 0.75%. The fees paid by the Fund are higher than those charged by many funds that invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Fund.

     Currently, IMI limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification and extraordinary expenses) to an annual rate of 1.50% of the Fund's average net assets, which may lower the Fund's expenses and increase its total return. This voluntary expense limitation expense limitation may be terminated or revised at any time, at which point the Fund's expenses may increase and its total return may be reduced.

     IMI pays all expenses that it incurs in rendering management services to the Fund. The Fund bears its own operational costs. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne by that Fund (or class) directly. The fees payable to IMI are subject to any reimbursement or fee waiver to which IMI may agree.

     ADMINISTRATOR. MIMI provides various administrative services for the Fund, such as maintaining the registration of Fund shares under state "Blue Sky" laws, and assisting in with the preparation of Federal and state income tax returns, financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under this arrangement, the average net assets attributable to the Fund's Advisor Class shares are subject to a fee at the annual rate of 0.01%.

     MIMI also provides certain accounting and pricing services for the Fund (see "Fund Accounting Services" in the SAI for more information).

     TRANSFER AGENT. IMSC is the transfer and dividend-paying agent for the Fund and also provides certain shareholder-related services . In addition, certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services" in the SAI).

DIVIDENDS AND TAXES

   DIVIDENDS: Distributions you receive from the Fund are reinvested in additional Advisor Class shares unless you elect to receive them in cash.

     The Fund intends to make a distribution for each fiscal year of any net investment income and net realized short-term capital gain, as well as any net long-term capital gain, realized during the year. An additional distribution may be made of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions of
Section 4982 of the Internal Revenue Code of 1986, as amended
(the "Code").

     TAXATION. The following discussion is intended for general information only. You should consult with your own tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

The Fund intends to qualify annually as a regulated investment company under the Code. To qualify, the Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any Federal income or excise tax.

Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

     If, for any year, the Fund's total distributions exceed its earnings and profits, the excess will generally be treated as a return of capital. The amount treated as a return of capital will reduce a shareholder's adjusted basis in his/her shares (thereby increasing potential gain or reducing potential loss on the sale of shares) and, to the extent that the amount exceeds this basis, will be treated as a taxable gain.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Investments in securities that are issued at a discount will result each year in income to the Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

Income and gains received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Unless the Fund is eligible to and elects to "pass through" to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service (the "IRS") that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes. Distributions of the Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.


PERFORMANCE DATA

Performance information (e.g., "total return") is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC. Performance information for each class may be compared in reports and promotional literature to indices such as the Standard and Poor's 500 Stock Index, Dow Jones Industrial Average, and Morgan Stanley Capital International World Index. Advertisements, sales literature and communications to shareholders may also contain statements of the Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Fund's different classes. ALL PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE RESULTS.

     "Total return" is the change in value of an investment in the Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where the Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

HOW TO BUY SHARES

     Advisor Class shares are offered through this Prospectus only to the following investors:

(i) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; and

(ii) any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least .50% on the assets in the account; and

(iii) officers and Trustees of the Trust (and their relatives);
      and

(iv) officers, directors, employees, retired employees, legal counsel and accountants of IMI, MIMI, and MFC (and their relatives); and

(v) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person).

     OPENING AN ACCOUNT:  Complete and sign the Account
Application on the last page of this Prospectus. Make your check payable to Ivy International Bond Fund. No third party checks will be accepted. Deliver these items to your registered representative or selling broker, or send them to one of the addresses below:

     Regular Mail:

                  IVY MACKENZIE SERVICES CORP.
                          P.O. BOX 3022
                    BOCA RATON, FL 33431-0922

     Courier:

                  IVY MACKENZIE SERVICES CORP.
              700 SOUTH FEDERAL HIGHWAY, SUITE 300
                      BOCA RATON, FL 33432

     The Fund reserves the right to reject any purchase order.

     MINIMUM INVESTMENT POLICIES: The minimum initial investment in Advisor Class shares is $10,000. The minimum additional investment is $250. Initial or additional amounts for retirement accounts may be less (see "Retirement Plans").

     BUYING ADDITIONAL SHARES: You may add to your account at any time through any of the following options:

     BY MAIL: Complete the investment slip attached to your statement, or write instructions including the account registration, Fund number and account number of the shares you wish to purchase. Send your check (payable to the Fund in which you are investing), along with your investment slip or written instructions, to one of the addresses above.

     THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

     BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 1-
800-777-6472. Wiring instructions are as follows:

              FIRST UNION NATIONAL BANK OF FLORIDA
                        JACKSONVILLE, FL
                          ABA#063000021
                     ACCOUNT #2090002063833
                     FOR FURTHER CREDIT TO:
                  YOUR IVY ACCOUNT REGISTRATION
               YOUR FUND NUMBER AND ACCOUNT NUMBER

     BY AUTOMATIC INVESTMENT METHOD: Complete Sections 6A and 7B on the Account Application (see "Automatic Investment Method" on page _____ for more information).

HOW YOUR PURCHASE PRICE IS DETERMINED

     Your purchase price for Advisor Class shares of the Fund is the net asset value ("NAV") per share. The purchase price per share is known as the public offering price.

     Share purchases will be made at the next determined price after your purchase order is received. The price is effective for orders received by IMSC or by your registered securities dealer prior to the time of the determination of the NAV. Any orders received after the time of the determination of the NAV will be entered at the next calculated price.

     Orders placed with a securities dealer before the NAV is determined that are transmitted through the facilities of the National Securities Clearing Corporation on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

     You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

HOW THE FUND VALUES ITS SHARES

     The NAV per share is the value of one share. The NAV is determined for each Class of shares as of the close of the New York Stock Exchange on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

     The Trust's Board of Trustees has established procedures to value the Fund's securities in order to determine the NAV. The value of a foreign security is determined as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the New York Stock Exchange, if that is earlier. If no sale is reported at that time, the average between the current bid and asked prices is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked prices. Securities and other assets for which market prices are not readily available are valued at fair value, as determined by IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost.

     ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS: IMDI may, at its own expense, pay concessions to dealers that satisfy certain criteria established from time to time by IMDI. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the dealer during a particular period, and
(ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

     An investor may be charged a transaction fee for Advisor
Class shares purchased or redeemed through a broker or agent other than IMDI.

HOW TO REDEEM SHARES

     You may redeem your Advisor Class shares through your registered securities representative, by mail or by telephone. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day. IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE DATE OF PURCHASE.

     When shares are redeemed, the Fund generally sends payment to you on the next business day. Under unusual circumstances, the Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

     If you are not certain of the requirements for a redemption, please contact IMSC at
1-800-777-6472.

     THROUGH YOUR REGISTERED SECURITIES DEALER: The Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the NAV determined at the close of regular trading (4:00 p.m. Eastern time) on the day that a redemption request is received in good order by IMSC.

     BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

     - Any outstanding certificate(s) for shares being redeemed.

     - A letter of instruction, including the account registration, fund number, the account number and the dollar amount or number of shares to be redeemed.

     - Signatures of all registered owners whose names appear on the account.

     -    Any required signature guarantees.

     - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, unincorporated associations, retirement plan trustees or others acting in representative capacities).

     The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

     Mail your request to IMSC at one of the addresses on page ___ of this Prospectus.

     BY TELEPHONE: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting IMSC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

     Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

     Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or the registered representative's assistant.

     Shares held in certificate form cannot be redeemed by telephone.

     If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative do so on your behalf, you must notify IMSC in writing.

     The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

     RECEIVING YOUR PROCEEDS BY FEDERAL FUNDS WIRE: For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

     In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IMSC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.

     Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

     Neither IMSC nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS

     Due to the high cost of maintaining small accounts, the Fund may redeem the accounts of shareholders whose investment has been less than $10,000 for more than 12 months. The Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.

SIGNATURE GUARANTEES

     For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

     -    Redemption requests over $50,000.

     - Requests for redemption proceeds to be sent to someone other than the registered shareholder.

     - Requests for redemption proceeds to be sent to an address other than the address of record.

     -    Registration transfer requests.

     - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).

     A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

     Circumstances other than those described above may require a signature guarantee. Please contact IMSC at 1-800-777-6472 for more information.

CHOOSING A DISTRIBUTION OPTION

     You have the option of selecting the distribution option that best suits your needs:

     AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional Advisor
Class shares of the Fund unless you specify one of the other options.

     INVESTMENT IN ANOTHER IVY FUND -- Both dividends and capital gains are automatically invested at NAV in the Advisor Class shares of another Ivy fund.

     DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional Advisor Class shares of the Fund or the Advisor Class shares of another Ivy fund.

     DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

     If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer
("EFT"), or if you wish to change your distribution option, please contact IMSC at 1-800-777-6472.

     If you wish to have your cash distributions go to an address other than the address of record, you must provide IMSC with a letter of instruction signed by all registered owners with signatures guaranteed.

TAX IDENTIFICATION NUMBER

     In general, to avoid being subject to a 31% U.S. Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish the Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as the Fund may require, within 30 days of opening your new account, the Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

     You can avoid the above withholding and/or redemption by correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

     Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the new account application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with their Account Application, a completed IRS Form W-8.

CERTIFICATES

     In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact IMSC at 1-800-777-6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service). Please note that if you were to lose your certificate, you would incur an expense to replace it.

     Certificates requested by telephone for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

EXCHANGE PRIVILEGE

     Fund shareholders have an exchange privilege with other Ivy funds (except Ivy International Fund, unless they have an existing Ivy International Fund account). The Fund reserves the right to reject any exchange orders.

     Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy fund on the basis of the relative NAV per Advisor Class share. Exchanges into an Ivy fund in which shares are not already held are subject to certain minimum investment restrictions. See "Exchange of Shares" in the SAI or contact IMSC at 1-800-777-6472 for further details.

     Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute an exchange. Exchanges are available only in states where they can be legally made. The Fund reserves the right to limit the frequency of exchanges. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy fund into which the exchange is made. It is the policy of the Fund to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. To protect the interests of other shareholders of the Fund, the Fund may cancel the exchange privileges of any persons that, in the opinion of the Fund, are using market timing strategies or ar making more than five exchanges per owner or controlling person per calendar year.

     EXCHANGES BY TELEPHONE: If Section 6D of the Account Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must notify IMSC in writing.

     In order to execute an exchange, please contact IMSC at 1-
800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

     The Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

     EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

     - The name and class of the fund whose shares you currently own.

     -    Your account number.

     -    The name(s) in which the account is registered.

     - The name of the fund in which you wish your exchange to be invested.

     - The number of shares or the dollar amount you wish to exchange.

     The request must be signed by all registered owners.

SYSTEMATIC WITHDRAWAL PLAN

     You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this Prospectus. You can also obtain this application by contacting your registered representative or IMSC at 1-800-777-6472. To be eligible, you must continually maintain an account balance of at least $10,000. Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via EFT, at no charge. Shares must be uncertificated (i.e., held by the Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact IMSC at 1-800-777-6472.

     If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $250 while the plan is in effect. Redemptions are taxable events.

     Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account.

     Should you wish at any time to add a Systematic Withdrawal
Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

     Retirement accounts are eligible for Systematic Withdrawal
Plans. Please contact IMSC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

     If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

AUTOMATIC INVESTMENT METHOD

     You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares by completing Sections 6A and 7B of the Account Application. Attach a "voided" check or deposit slip to your account application. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy fund account. The minimum investment under this plan is $250 per month ($25 per month for retirement plans). There is no charge to you for this program.

     You may terminate or suspend your Automatic Investment
Method by telephone at any time by contacting IMSC at 1-800-777-6472.

     If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.

CONSOLIDATED ACCOUNT STATEMENTS

     Shareholders with two or more Ivy fund accounts having the same taxpayer I.D. number will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.


RETIREMENT PLANS

     The Ivy funds offer several tax-sheltered retirement plans that may fit your needs:

     - IRA (Individual Retirement Account)

     - 401(k), Money Purchase Pension and Profit Sharing Plans

     - SEP-IRA (Simplified Employee Pension Plan)

     - 403(b)(7) Plans

     - SIMPLE Plans (Individual Retirement Account and 401(k))

     Minimum initial and subsequent investments for retirement plans are $25.

     Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from the Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to IMSC, as compensation for its services to the retirement plan accounts maintained with the Fund.

     Distributions from retirement plans are subject to certain requirements under the Code. Certain documentation, including IRS Form W4-P, must be provided to IMSC prior to taking any distribution. Please contact IMSC for details. The Ivy funds and IMSC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker or tax adviser.

     Please call IMSC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.

SHAREHOLDER INQUIRIES

     Inquiries regarding the Fund should be directed to IMSC at 1-800-777-6472.


ACCOUNT APPLICATION

IVY INTERNATIONAL BOND FUND

USE THIS APPLICATION FOR ADVISOR CLASS SHARES

Please mail applications and checks to: Ivy Mackenzie Services
Corp., P.O. Box 3022, Boca Raton, FL 33431-0922.

(This application should not be used for retirement accounts for which Ivy is custodian.)

Account Number:

(Fund Use Only)

Dealer #:
Branch #:
Rep. I.D. #:
Acct. Type:  101/
Soc Cd:
Div Cd:  1/2
CG Cd:  1/2
Exc Cd:  0/1
Red Cd:  0/X


1    REGISTRATION

     / / Individual
     / / Joint Tenant
     / / Estate
     / / UGMA/UTMA
     / / Corporation
     / / Partnership
     / / Sole Proprietor
     / / Trust
     / / Other

     Date of Trust
     Owner, Custodian or Trustee
     Co-owner or Minor
     Minor's State of Residence
     Street
     City
     State
     Zip Code
     Phone Number -- Day
     Phone Number -- Evening

2    TAX ID

     Citizenship: / / U.S. / / Other ________________

     Social Security Number
     Tax Identification Number

     Under penalties of perjury, I certify by signing in Section 8 below that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Tax Identification Number" section of the Prospectus for additional information on completing this section.

3    DEALER INFORMATION

     The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

     Dealer Name
     Branch Office Address
     City
     State
     Zip Code
     Representative's Name and Number
     Representative's Phone Number
     Authorized Signature of Dealer

4    INVESTMENTS

     A. Enclosed is my check for $___________ ($10,000 minimum) made payable to Ivy International Bond Fund.

     B.   FOR DEALER USE ONLY
          Confirmed trade orders: [Confirm Number, Number of
          Shares, Trade Date]

5    DISTRIBUTION OPTIONS

     I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

     A. / / Reinvest all dividends and capital gains into additional shares of a different Ivy fund.

          Fund Name
          Account Number

     B. / / Pay all dividends in cash and reinvest capital gains into additional shares in this Fund or a different Ivy fund.

          Fund Name
          Account Number

     C.   /  / Pay all dividends and capital gains in cash.

     I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D
     ABOVE, BE:

     /  / Sent to the address listed in the registration.
     /  /      Sent to the special payee listed in Section
     7A /  / (By Mail)
     7B /  / (By E.F.T.)

6    OPTIONAL SPECIAL FEATURES

     A.   /  / Automatic Investment Method (AIM)

     -    I wish to invest _________________
          /  / once per month
          /  / twice
          /  / 3 times
          /  / 4 times

     - My bank account will be debited on the _________ day of the month

     Please invest $________________ each period starting in the month of __________________ in the Advisor Class of _________________ [Fund Name].

     / / I have attached a voided check to ensure my correct bank account will be debited.

     B.   Systematic Withdrawal Plans**

     I wish to automatically withdraw funds from my Advisor Class account in __________________[Fund Name].

     /  / Monthly /  / Quarterly /  /Semiannually /  / Annually

      /  / Once /  / Twice /  / 3 times /  / 4 times per month

     I request the distribution be:

     /  / Sent to the address listed in the registration.
     /  / Sent to the special payee listed in Section 7.
     / / Invested into additional shares of the same class of a different Ivy fund.

     Fund Name
     Account Number

     Amount $__________________(Minimum $50) starting on or about the

     -    _______ day of the month
     -    _______ day of the month
     -    _______ day of the month*

     NOTE: Account minimum: $5,000 in shares at current offering price

     C.   Electronic Funds Transfer for Redemption Proceeds**

          I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (Complete Section 7B)

     D.   Telephone Exchanges**    /  / Yes         /  / No

          I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

          If neither box is checked, the telephone exchange privilege will be provided automatically.

     E.   Telephonic Redemptions** /  / Yes         /  / No

          The Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

          If neither box is checked, the telephone redemption privilege will be provided automatically.

     * There must be a period of at least seven calendar days between each investment/withdrawal period.

     ** This option may not be used if shares are issued in certificate form.

7    SPECIAL PAYEE

     A.   MAILING ADDRESS

          Please send all disbursements to this special payee:

          Name of Bank or Individual
          Account Number (If Applicable)
          Street
          City/State/Zip

     B.   FED WIRE / E.F.T. INFORMATION

          Financial Institution
          ABA #
          Account #
          Street
          City/State/Zip
          (Please attach a voided check)

8    SIGNATURES

     Investors should be aware that the failure to check the "No" under Section 6D or 6E above means that the Telephone Exchange/Redemption Privileges will be provided. The Funds employ reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

     I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

     THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT
     TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
     CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

     ______________________________     ________________________
     Signature of Owner, Custodian,     Date
     Trustee or Corporate Officer

     ______________________________     ________________________
     Signature of Joint Owner,          Date
     Co-Trustee or Corporate Officer

                  (Remember to sign Section 8)


                          IVY BOND FUND
                    IVY EMERGING GROWTH FUND
                         IVY GROWTH FUND
                   IVY GROWTH WITH INCOME FUND

                            series of

                            IVY FUND
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432

               STATEMENT OF ADDITIONAL INFORMATION
                      ADVISOR CLASS SHARES

                         January 1, 1998

_________________________________________________________________


     Ivy Fund (the "Trust") is an open-end management investment company that currently consists of eighteen fully managed portfolios, each of which (except for Ivy Latin America Strategy Fund and Ivy International Bond Fund) is diversified. This Statement of Additional Information ("SAI") relates to the Advisor Class shares of the following four portfolios: Ivy Bond Fund, Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy Growth with Income Fund (collectively, the "Funds," and each, a "Fund").

     This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds' Advisor Class shares dated January 1, 1998 (the "Prospectus"), which may be obtained upon request and without charge from the Distributor at the address and telephone number printed below. Advisor Class shares are only offered to certain investors (see the Prospectus). The Funds also offer Class A, Class B and Class C (and Class I shares, in the case of Ivy Bond Fund), which are described in a separate prospectus and statement of additional information that may be obtained from the Distributor.

                       INVESTMENT MANAGER

                  Ivy Management, Inc. ("IMI")
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432
                    Telephone: (800) 777-6472

                           DISTRIBUTOR

                Ivy Mackenzie Distributors, Inc.
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                   Boca Raton, Florida  33432
                    Telephone: (800) 456-5111


                        TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . .  5

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . .  7
     U.S. GOVERNMENT SECURITIES. . . . . . . . . . . . . . . .  7
     MUNICIPAL SECURITIES. . . . . . . . . . . . . . . . . . .  8
     ZERO COUPON BONDS . . . . . . . . . . . . . . . . . . . .  9
     REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . .  9
     WARRANTS. . . . . . . . . . . . . . . . . . . . . . . . . 10
     ADJUSTABLE RATE PREFERRED STOCKS. . . . . . . . . . . . . 10
     CONVERTIBLE SECURITIES. . . . . . . . . . . . . . . . . . 10
     SMALL COMPANY RISK. . . . . . . . . . . . . . . . . . . . 11
     BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS . . . . 12
     DEPOSITORY RECEIPTS . . . . . . . . . . . . . . . . . . . 12
     FOREIGN SECURITIES. . . . . . . . . . . . . . . . . . . . 13
     INVESTING IN EMERGING MARKETS . . . . . . . . . . . . . . 14
     FORWARD FOREIGN CURRENCY CONTRACTS. . . . . . . . . . . . 16
     FOREIGN CURRENCIES. . . . . . . . . . . . . . . . . . . . 16
     BORROWING . . . . . . . . . . . . . . . . . . . . . . . . 17
     FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES . . 17
     RESTRICTED AND ILLIQUID SECURITIES. . . . . . . . . . . . 18
     REAL ESTATE INVESTMENT TRUSTS (REITS) . . . . . . . . . . 18
     OPTIONS TRANSACTIONS. . . . . . . . . . . . . . . . . . . 19
          OPTIONS, IN GENERAL. . . . . . . . . . . . . . . . . 19
          WRITING OPTIONS ON INDIVIDUAL SECURITIES . . . . . . 20
          PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. . . . . 21
          PURCHASING AND WRITING OPTIONS ON SECURITIES
               INDICES . . . . . . . . . . . . . . . . . . . . 21
          RISKS OF OPTIONS TRANSACTIONS. . . . . . . . . . . . 22
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. . . . 23
               GENERAL . . . . . . . . . . . . . . . . . . . . 23
          INTEREST RATE FUTURES CONTRACTS. . . . . . . . . . . 25
          OPTIONS ON INTEREST RATE FUTURES CONTRACTS . . . . . 26
          FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED
               OPTIONS . . . . . . . . . . . . . . . . . . . . 26
          RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. . 27
     SECURITIES INDEX FUTURES CONTRACTS. . . . . . . . . . . . 29
          RISKS OF SECURITIES INDEX FUTURES. . . . . . . . . . 29
          COMBINED TRANSACTIONS. . . . . . . . . . . . . . . . 31
     INVESTMENT-GRADE DEBT SECURITIES. . . . . . . . . . . . . 31
     LOW-RATED DEBT SECURITIES . . . . . . . . . . . . . . . . 31

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 32

ADDITIONAL RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 36

ADDITIONAL RIGHTS AND PRIVILEGES . . . . . . . . . . . . . . . 38
     AUTOMATIC INVESTMENT METHOD . . . . . . . . . . . . . . . 38
     EXCHANGE OF SHARES. . . . . . . . . . . . . . . . . . . . 39
     RETIREMENT PLANS. . . . . . . . . . . . . . . . . . . . . 40
          INDIVIDUAL RETIREMENT ACCOUNTS . . . . . . . . . . . 40
          QUALIFIED PLANS. . . . . . . . . . . . . . . . . . . 42
          DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
               CHARITABLE ORGANIZATIONS ("403(B)(7)
               ACCOUNT") . . . . . . . . . . . . . . . . . . . 43
          SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS . . . . . . 43
          SIMPLE PLANS . . . . . . . . . . . . . . . . . . . . 43
     SYSTEMATIC WITHDRAWAL PLAN. . . . . . . . . . . . . . . . 44
     GROUP SYSTEMATIC INVESTMENT PROGRAM . . . . . . . . . . . 44

BROKERAGE ALLOCATION . . . . . . . . . . . . . . . . . . . . . 45

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . 47
     PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. . . . . . . . . 50

COMPENSATION TABLE . . . . . . . . . . . . . . . . . . . . . . 52

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . 54
     BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES. . . 54
     DISTRIBUTION SERVICES . . . . . . . . . . . . . . . . . . 57
          RULE 18F-3 PLAN. . . . . . . . . . . . . . . . . . . 58
     CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . 58
     FUND ACCOUNTING SERVICES. . . . . . . . . . . . . . . . . 58
     TRANSFER AGENT AND DIVIDEND PAYING AGENT. . . . . . . . . 59
     ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . . 59
     AUDITORS. . . . . . . . . . . . . . . . . . . . . . . . . 60

CAPITALIZATION AND VOTING RIGHTS . . . . . . . . . . . . . . . 60

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . 63

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . 64

REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . 65

TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . 66
     OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS. . . . . . . . . . . . . . . . . . . . . . 68
     CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES. . 69
     INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. . . . 70
     DEBT SECURITIES ACQUIRED AT A DISCOUNT. . . . . . . . . . 70
     DISTRIBUTIONS . . . . . . . . . . . . . . . . . . . . . . 71
     DISPOSITION OF SHARES . . . . . . . . . . . . . . . . . . 72
     FOREIGN WITHHOLDING TAXES . . . . . . . . . . . . . . . . 73
     BACKUP WITHHOLDING. . . . . . . . . . . . . . . . . . . . 74

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . 74
          YIELD. . . . . . . . . . . . . . . . . . . . . . . . 75
          AVERAGE ANNUAL TOTAL RETURN. . . . . . . . . . . . . 76
          OTHER QUOTATIONS, COMPARISONS AND GENERAL
               INFORMATION . . . . . . . . . . . . . . . . . . 77

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . 77

APPENDIX A
    DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND
 MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                    COMMERCIAL PAPER RATINGS . . . . . . . . . 79


               INVESTMENT OBJECTIVES AND POLICIES

     Each Fund has its own investment objective and policies,
which are set forth below.   The different types of securities
and investment techniques used by the Funds involve varying degrees of risk.

     IVY BOND FUND: Ivy Bond Fund seeks a high level of current income by investing primarily in (i) investment-grade corporate bonds (i.e., those rated Aaa, Aa, A or Baa by Moody's Investors Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P"), or, if unrated, are considered by IMI to be of comparable quality) and (ii) U.S. Government securities (including mortgage-backed securities issued by U.S. Government agencies or instrumentalities) that mature in more than 13 months. As a fundamental policy, the Fund normally invests at least 65% of its total assets in these fixed income securities. For temporary defensive purposes, the Fund may invest without limit in U.S. Government securities maturing in 13 months or less, certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. The Fund may also invest up to 35% of its total assets in such money market securities in order to meet redemptions or to maximize income to the Fund while it is arranging longer-term investments.

     The Fund may invest up to 35% of its net assets in corporate debt securities, including zero coupon bonds, rated Ba or below by Moody's or BB or below by S&P, or, if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

     The Fund may invest up to 5% of its assets in dividend-paying common and preferred stocks (including adjustable rate preferred stocks and securities convertible into common stocks), municipal bonds, zero coupon bonds, and securities sold on a "when-issued" or firm commitment basis. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks (up to 10% of the value of its total assets). The Fund may with approval of the Trust's Board of Trustees (the "Trustees" or "Board"), but currently does not intend to, lend portfolio securities valued at not more that 30% of the Fund's total assets.

     The Fund may invest up to 20% of its net assets in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities (including American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs") and Global Depository Shares ("GDSs")), Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund may also enter into forward foreign currency contracts, but not for speculative purposes. The Fund may not invest more than 10% of the value of its net assets in illiquid securities, such as securities subject to legal or contractual restrictions on resale ("restricted securities"), repurchase agreements maturing in more than seven days and other securities that are not readily marketable, and in any case may not invest more than 5% of its net assets in restricted securities.

     The Fund may purchase put and call options, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in interest rate futures contracts, currency futures contracts and options on interest rate futures and currency futures contracts.

     IVY EMERGING GROWTH FUND, IVY GROWTH FUND AND IVY GROWTH WITH INCOME FUND: Each Fund's principal investment objective is long-term capital growth, primarily through investment in equity securities, with current income being a secondary consideration. Ivy Growth with Income Fund has tended to emphasize dividend-paying stocks more than the other two Funds. Under normal conditions, each Fund invests at least 65% of its total assets in common stocks and securities convertible into common stocks. Ivy Growth Fund and Ivy Growth with Income Fund invest primarily in common stocks of domestic corporations with low price-earnings ratios and rising earnings, focusing on established, financially secure firms with capitalizations over $100 million and more than three years of operating history. Ivy Emerging Growth Fund invests primarily in common stocks (or securities with similar characteristics) of small and medium-sized companies, both domestic and foreign, that are in the early stages of their life cycles and that IMI believes have the potential to become major enterprises.

     All of the Funds may invest up to 25% of their assets in foreign equity securities, primarily those traded in European, Pacific Basin and Latin American markets, some of which may be emerging markets involving special risks, as described below. Individual foreign securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength.

     When circumstances warrant, each Fund may invest without limit in investment-grade debt securities (e.g., U.S. Government securities or other corporate debt securities rated at least Baa by Moody's or BBB by S&P, or, if unrated, are considered by IMI to be of comparable quality), preferred stocks, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

     Ivy Growth with Income Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). Ivy Growth Fund may invest up to 5% of its net assets in these low-rated debt securities. Neither Fund will invest in debt securities rated less than C by either Moody's or S&P.

     As a fundamental policy, each Fund may borrow up to 10% of the value of its total assets, but only for temporary purposes where it would be advantageous to do so from an investment standpoint. All of the Funds may invest up to 5% of their net assets in warrants. Each Fund may not invest more than 10% of the value of its net assets in illiquid securities, such as securities subject to legal or contractual restrictions on a resale ("restricted securities"), repurchase agreements maturing in more than seven days and other securities that are not readily marketable; and in any case may not invest more than 5% of its net assets in restricted securities. All of the Funds may enter into forward foreign currency contracts. Ivy Growth Fund and Ivy Growth with Income Fund each may also invest in equity real estate investment trusts.

     Each of the Funds may write put options, with respect to not more than 10% of the value of its net assets, on securities and stock indices, and may write covered call options with respect to not more than 25% of the value of its net assets. Each Fund may purchase options, provided the aggregate premium paid for all options held does not exceed 5% of its net assets. For hedging purposes only, each Fund may enter into stock index futures contracts as a means of regulating its exposure to equity markets. A Fund's equivalent exposure in stock index futures contracts will not exceed 15% of its total assets.

                          RISK FACTORS

U.S. GOVERNMENT SECURITIES

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

     Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

     Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Student Loan Marketing Association.

MUNICIPAL SECURITIES

     Municipal securities are debt obligations that generally have a maturity at the time of issue in excess of one year and are issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise of a specific revenue source. Industrial development bonds or private activity bonds are issued by or on behalf of public authorities to obtain funds for privately-operated facilities and are in most cases revenue bonds that generally do not carry the pledge of the full faith and credit of the issuer of such bonds, but depend for payment on the ability of the industrial user to meet its obligations (or on any property pledged as security).

     The market prices of municipal securities, like those of taxable debt securities, go up and down when interest rates change. Thus, the net asset value per share can be expected to fluctuate and shareholders may receive more or less than their purchase price for shares they redeem.

ZERO COUPON BONDS

     A Fund may purchase zero coupon bonds in accordance with the Fund's credit quality standards. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends repre-senting such income to shareholders currently, even though the cash representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. However, this may result in a Fund's having to sell portfolio securities at a time when it might otherwise choose not to do so, and the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to a Fund on a current basis, but is in effect compounded, the value of such securities is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

REPURCHASE AGREEMENTS

     Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. A Fund may not enter into a repur-chase agreement with more than seven days to maturity if, as a result, more than 10% of that Fund's net assets would be invested in illiquid securities, including such repurchase agreements. Under guidelines approved by the Board, a Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that the Fund's investment adviser has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. A Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by the Fund's investment adviser under guidelines approved by the Board. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

WARRANTS

     A Fund's investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of a Fund's net assets, may be warrants that are not listed on either the New York or the American Stock Exchanges. Warrants acquired by a Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

     The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

ADJUSTABLE RATE PREFERRED STOCKS

     Adjustable rate preferred stocks have a variable dividend, generally determined on a quarterly basis according to a formula based upon a specified premium or discount to the yield on a particular U.S. Treasury security rather than a dividend which is set for the life of the issue. Although the dividend rates on these stocks are adjusted quarterly and their market value should therefore be less sensitive to interest rate fluctuations than are other fixed income securities and preferred stocks, the market values of adjustable rate preferred stocks have fluctuated and can be expected to continue to do so in the future.

CONVERTIBLE SECURITIES

     Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

     A Fund may invest in convertible securities, such as corporate bonds, notes, debentures and other securities that may be converted into common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features.

     The convertible securities in which a Fund may invest include preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As debt securities, convertible securities are investments which provide for a stream of income. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

SMALL COMPANY RISK

     Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of smaller companies may be subject to more abrupt or erratic market movements, because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

COMMERCIAL PAPER

     Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. A Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, a Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. A Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by the particular Fund. A Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

DEPOSITORY RECEIPTS

     ADRs, GDRs and similar instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company, evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depository instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States.

FOREIGN SECURITIES

     A Fund may invest in securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored ADRs, ADSs, GDRs GDSs and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the domestic investments. Although a Fund intends to invest only in nations that IMI considers to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S.
companies.   For example, ownership of unsponsored ADRs may not
entitle the owner to financial or other reports from the issuer to which it might otherwise be entitled as the owner of a sponsored ADR. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

          Foreign stock markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause that Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if a Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on a Fund's portfolio transactions. It may be more difficult for a Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to a Fund associated with the foregoing considerations through investment variation and continuous professional management.

INVESTING IN EMERGING MARKETS

     Investors should recognize that investing in certain foreign securities involves special considerations, including those set forth below, that are not typically associated with investing in United States securities and that may affect a Fund's performance favorably or unfavorably. (See "Foreign Securities" under the caption "Risk Factors and Investment Techniques" in the Prospectus.)

     In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Fund and its shareholders will benefit.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies that may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of a Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

     Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to a Fund's net asset value.

     Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

     Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the custody of a Fund's cash and securities, that Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

FORWARD FOREIGN CURRENCY CONTRACTS

     A forward foreign currency contract (a "forward contract") is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

     While a Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

     A Fund will not enter into or maintain a net exposure to a forward contract where the consummation of the contract would obligate the Fund to deliver an amount of currency that exceeds the value of the Fund's portfolio securities or other assets denominated in that currency. Further, a Fund generally will not enter into a forward contract with a term greater than one year.

     To the extent required by applicable law, a Fund will hold cash or liquid securities in a segregated account with its custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting position. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

FOREIGN CURRENCIES

     Investment in foreign securities will usually involve currencies of foreign countries. In addition, a Fund may temporarily hold foreign currency deposits during the completion of investment programs and may purchase forward contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although a Fund values the Fund's assets daily in terms of U.S. dollars, a Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a cash basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

     Because a Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in U.S. markets. A Fund's share price will reflect movements of the stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which its foreign investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies accounts for part of a Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly.

BORROWING

     Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of a Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk. All borrowings will be repaid before any additional investments are made.

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

     New issues of certain debt securities are often offered on a "when-issued basis," meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. A Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, a Fund will maintain in a segregated account with its custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

RESTRICTED AND ILLIQUID SECURITIES

     An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security on its books. A "restricted security" is a security that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, and is considered to be illiquid until such filing takes place. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where a registration statement is required, a Fund may be required to bear all or part of the registration expenses. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. There may also be a lapse of time between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to do so. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, a Fund will monitor each of its investments in these securities, focusing on factors such as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities. Securities whose proceeds are subject to limitations on repatriation of principal or profits for more than seven days, and those for which market quotations are not readily available, may be deemed illiquid for these purposes.

REAL ESTATE INVESTMENT TRUSTS (REITS)

     A Fund may invest in equity real estate investment trusts ("REITs"). A REIT is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such entities are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. By investing in REITs indirectly through a fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

OPTIONS TRANSACTIONS

     OPTIONS, IN GENERAL. A Fund may engage in transactions in options on securities and stock indices in accordance with the Fund's stated investment objective and policies. A Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by a Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets.

     A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

     If the writer of an option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.

     A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by a Fund, are taxable as ordinary income. See "Taxation."

     A Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and a Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon a Fund's holding period for the option.

     Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by a Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, a Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

     WRITING OPTIONS ON INDIVIDUAL SECURITIES.  A Fund may write
(sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. A Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of a Fund, the Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

     A Fund may write covered call options as described in the Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. A Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

     As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

     PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. A Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. A Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay. These costs will reduce any profit a Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by a Fund for leverage purposes.

     A Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, a Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. A Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

     PURCHASING AND WRITING OPTIONS ON SECURITIES INDICES. A Fund may purchase and sell (write) put and call options on securities indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Options on indices are similar to options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices have different multipliers.

     When a Fund writes a call or put option on a stock index, the option is "covered", in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash or liquid securities equal to the contract value. A call option is also covered if a Fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities. A put option is also "secured" if a Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities.

     RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists.

There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration.

In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

     A Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See
"Portfolio Turnover."

     A Fund's success in using options techniques depends, among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, time and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     GENERAL. A Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal
to the daily change in value of the futures contract.   This
process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

     When purchasing a futures contract, a Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high grade debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

     When selling a futures contact, a Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by that Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by that Fund.

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures and futures options.

     INTEREST RATE FUTURES CONTRACTS. A Fund may engage in interest rate futures contracts transactions for hedging purposes only. An interest rate futures contract is an agreement between parties to buy or sell a specified debt security at a set price on a future date. The financial instruments that underlie interest rate futures contracts include long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, and three-month U.S. Treasury bills. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be in the cash financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred.

     A Fund may sell interest rate futures contracts in order to hedge its portfolio securities whose value may be sensitive to changes in interest rates. In addition, a Fund could purchase and sell these futures contracts in order to hedge its holdings in certain common stocks (such as utilities, banks and savings and loans) whose value may be sensitive to changes in interest rates. A Fund could sell interest rate futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might otherwise result. When a Fund is not fully invested in securities, it could purchase interest rate futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. As such purchases are made, an equivalent amount of interest rate futures contracts will be terminated by offsetting sales. In a substantial majority of these transactions, a Fund would purchase such securities upon termination of the futures position whether the futures position results from the purchase of an interest rate futures contract or the purchase of a call option on an interest rate futures contract, but under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

     OPTIONS ON INTEREST RATE FUTURES CONTRACTS. For hedging purposes, a Fund may also purchase and write put and call options on interest rate futures contracts which are traded on a U.S. exchange or board of trade and sell or purchase such options to terminate an existing position. Options on interest rate futures give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a time during the period of the option.

     Transactions in options on interest rate futures would enable a Fund to hedge against the possibility that fluctuations in interest rates and other factors may result in a general decline in prices of debt securities owned by the Fund. Assuming that any decline in the securities being hedged is accomplished by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the particular Fund's portfolio securities which have been hedged. However, if after a Fund purchases or sells an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund may experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

     FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. A Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

     An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     A Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. A Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of that Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

     RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

     Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

     A Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. A Fund will not engage in transactions in futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange").

The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150).
The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, a Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

     RISKS OF SECURITIES INDEX FUTURES. A Fund's success in using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

     A Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Insofar as such securities do not duplicate the components of an index, the correlation probably will not be perfect. Consequently, a Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of a Fund's portfolio diverges from the composition of the hedging instrument.

     Although a Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

     Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

     A Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

     When purchasing an index futures contract, a Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by a Fund.

     When selling an index futures contract, a Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

     COMBINED TRANSACTIONS. A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and some combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

INVESTMENT-GRADE DEBT SECURITIES

     Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). A Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by IMI to be of comparable quality.

LOW-RATED DEBT SECURITIES

     Ivy Bond Fund, Ivy Growth Fund and Ivy Growth with Income Fund may invest in corporate debt securities rated Ba or lower by Moody's, or BB or lower by S&P. A Fund will not, however, invest in securities that, at the time of investment, are rated lower than C by either Moody's or S&P. Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

     While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality. A Fund's achievement of its investment objective may, to the extent of its investment in low-rated debt securities, be more dependent upon IMI's credit analysis than would be the case if the Funds were investing in higher quality bonds. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the relevant Fund's best interest to retain or dispose of the security. However, should any individual bond held by a Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions.

     The secondary market on which low-rated debt securities are traded may be less liquid than the market for higher grade bonds.

Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a low-rated debt security, and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. Prices for low-rated debt securities may be affected by legislative and regulatory developments. (For example, Federal rules require savings and loan institutions to reduce gradually their holdings of this type of security).

                     INVESTMENT RESTRICTIONS

     A Fund's investment objective, as set forth in the Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to that Fund without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of that Fund. Under these restrictions, each of Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy Growth with Income Fund may not:

        (i) purchase or sell real estate or commodities and commodity contracts;

       (ii)    purchase securities on margin;

      (iii)    sell securities short;

       (iv) participate in an underwriting or selling group in connection with the public distribution of securities except for its own capital stock;

        (v) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940;

       (vi) make an investment in securities of companies in any one industry (except obligations of domestic banks or the U.S. Government, its agencies, authorities, or instrumentalities) if such investment would cause investments in such industry to exceed 25% of the market value of the Fund's total assets at the time of such investment;

      (vii) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except to the extent that shares of the separate classes or series of the Trust may be deemed to be senior securities; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (viii) lend any funds or other assets, except that this restriction shall not prohibit (a) the entry into repurchase agreement or (b) the purchase of publicly distributed bonds, debentures and other securities of a similar type, or privately placed municipal or corporate bonds, debentures and other securities of a type customarily purchased by institutional investors or publicly traded in the securities markets;

       (ix) borrow money, except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made.

     Under the 1940 Act, a Fund is permitted, subject to each Fund's investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of each the Fund's assets. Each of Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy Growth with Income Fund will continue to interpret fundamental investment restriction (i) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including REITs.

Further, as a matter of fundamental policy, each of Ivy Growth
Fund and Ivy Growth with Income Fund may not:

        (i) invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S.
               Government, its agencies, authorities and instrumentalities);

       (ii) purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation; or

      (iii) hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities).

Further, as a matter of fundamental policy, each of Ivy Bond Fund and Ivy Emerging Growth Fund may not:

        (i) purchase securities of any one issuer (except U.S. Government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.

Further, as a matter of fundamental policy, Ivy Bond Fund may not:

        (i) Make investments in securities for the purpose of exercising control over or management of the issuer;

       (ii) Borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes.

      (iii) Purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

       (iv)    Act as an underwriter of securities;

        (v) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing.

       (vi) Invest in real estate, real estate mortgage loans, commodities, commodity futures contracts or interests in oil, gas and/or mineral exploration or development programs, although a Fund may purchase and sell (a) securities which are secured by real estate, (b) securities of issuers which invest or deal in real estate, and (c) futures contracts as described in a Fund's Prospectus;

      (vii) Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund--or of the Fund and of other accounts under the investment management of the persons rendering investment advice to the Fund--for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

     (viii) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

       (ix) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed debt securities, (b) the lending of portfolio securities (provided that the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned), or (c) entry into repurchase agreements with banks or broker-dealers;

        (x) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund (except as may be necessary in connection with permitted borrowings and then not in excess of 20% of the Fund's total assets); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, short sales, futures contracts and options on future contracts; or

       (xi) Make short sales of securities or maintain a short position.

                     ADDITIONAL RESTRICTIONS

     Unless otherwise indicated, each Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, each Fund may not:

       (i) purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old.

Further, as a matter of non-fundamental policy, each of Ivy
Emerging Growth Fund, Ivy Growth Fund and Ivy Growth with Income
Fund may not:

        (i) invest in oil, gas or other mineral leases or exploration or development programs;

       (ii) engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this SAI);

      (iii) invest in companies for the purpose of exercising control of management; or

       (iv) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New
               York or American Stock Exchanges.

Further, as a matter of non-fundamental policy, each of Ivy
Growth Fund and Ivy Growth with Income Fund may not:

        (i) invest more than 5% of the value of its total assets in the securities of issuers which are not readily marketable.

Further, as a matter of non-fundamental policy, each of Ivy Bond
Fund and Ivy Emerging Growth Fund may not:

        (i) invest more than 10% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that a fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid.

Further, as a matter of non-fundamental policy, Ivy Emerging
Growth Fund may not:

        (i) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which its shares are registered.

Further, as a matter of non-fundamental policy, Ivy Bond Fund may not:

        (i) purchase or sell real estate limited partnership interests; or

       (ii) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs).

     Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond that Fund's control, will not be considered a violation.

                ADDITIONAL RIGHTS AND PRIVILEGES

     The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

     Certain of the rights and privileges described below refer to funds, other than the Funds, whose shares are also distributed by Ivy Mackenzie Distributors, Inc. ("IMDI"). These funds are:
Ivy Canada Fund, Ivy China Region Fund, Ivy Global Fund, Ivy International Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund, Ivy Global Science & Technology Fund, Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund, Ivy International Small Companies Fund, Ivy International Fund II, Ivy Pan-Europe Fund and Ivy Money Market Fund (the other fourteen series of the Trust). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

     As of September 5, 1997, shares of the four funds that comprised Mackenzie Series Trust (a separately registered investment company formerly in the Ivy Mackenzie group of funds) are no longer available for purchase or exchange.

AUTOMATIC INVESTMENT METHOD

     The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $250 per month, (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

     As described in the Prospectus, Advisor Class shareholders of each Fund have an exchange privilege with other Ivy funds (except Ivy International Fund). Before effecting an exchange, shareholders should obtain and read the currently effective prospectus for the fund into which the exchange is to be made.

     Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy fund on the basis of the relative net asset value per Advisor Class share. The minimum value of Advisor Class shares that may be exchanged into an Ivy fund in which shares are not already held is $10,000. No exchange out of a Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Advisor Class shares of the Fund to less than $10,000. Exchanges are available only in states where the exchange can legally be made.

     Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

     An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

     With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

RETIREMENT PLANS

     Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

     The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

     Retirement Plan New Account Fee           no fee
     Retirement Plan Annual Maintenance Fee    $10.00 per account

     For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

     The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

     INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Trust may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in a Fund (which primarily distributes exempt-interest dividends).

     An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

     In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. For years before 1997, however, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the working spouse may contribute up to the lesser of $2,250 or 100% of his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than $2,000 is contributed to the IRA of one spouse. Rollover contributions are not subject to these limits.

     An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

     Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated benefi-ciary, if any, or rolled over into another IRA, or, for years after 1996, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax. Extremely large distributions in any one year (other than 1997, 1998 or 1999) from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

     QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

     In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

     A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

     Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
Similar contribution and deduction rules apply to corporate employers.

     Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
(5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(6) rolls over the distribution.

     The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

     DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

     Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled;
(3) uses the withdrawal to pay tax-deductible medical expenses;
(4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

     SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

     SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year. Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if any contributions or benefits are credited to those employees under any other qualified retirement plan maintained by the employer.

SYSTEMATIC WITHDRAWAL PLAN

     A shareholder may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically (minimum distribution amount -- $50), accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder.
To be eligible to elect a Withdrawal Plan, a shareholder must continually maintain an account balance of at least $10,000 in his or her account. Additional investments made by investors participating in a Withdrawal Plan must equal at least $250 each while the Withdrawal Plan is in effect. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

     A redemption under a Withdrawal Plan is a taxable event.
Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

     An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC.

If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal
Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

     Shares of each Fund (except Ivy Bond Fund) may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

     With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

                      BROKERAGE ALLOCATION

     Subject to the overall supervision of the President and the Board, IMI places orders for the purchase and sale of each Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the particular Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that a better price and execution are available elsewhere.

     IMI selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to a particular Fund or the Trust. IMI may consider sales of shares of a Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

     During the fiscal year ended June 30, 1994, during the six-month period ended December 31, 1994 and during the fiscal years ended December 31, 1995 and 1996, Ivy Bond Fund paid brokerage commissions of $175,688, $42,425, $20,912 and $398, respectively.

     During the fiscal years ended December 31, 1994, 1995 and 1996, Ivy Emerging Growth Fund paid brokerage commissions of
$83,831, $302,892 and $426,676, respectively.

     During the fiscal years ended December 31, 1994, 1995 and 1996, Ivy Growth Fund paid brokerage commissions of $265,471,
$666,385 and $883,583, respectively.

     During the fiscal years ended December 31, 1994, 1995 and 1996, Ivy Growth with Income Fund paid brokerage commissions of $34,028, $192,913 and $293,827, respectively.

     Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each of these Funds will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI deems to be a desirable investment for each the Fund. While no minimum has been established, it is expected that each the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for the Fund shares with securities and may discontinue accepting securities as payment for the Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each the Fund, and the Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.


                      TRUSTEES AND OFFICERS

     The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                         POSITION
                         WITH THE    BUSINESS AFFILIATIONS
NAME, ADDRESS, AGE       TRUST       AND PRINCIPAL OCCUPATIONS

John S. Anderegg, Jr.    Trustee     Chairman, Dynamics Research
60 Concord Street                    Corp. (instruments and
Wilmington, MA  01887                controls); Director, Burr-
Age: 73                              Brown Corp. (operational
                                     amplifiers); Director,
                                     Metritage Incorporated
                                     (level measuring
                                     instruments).

Paul H. Broyhill         Trustee     Chairman, BMC Fund, Inc.
800 Hickory Blvd.                    (1983-present); Chairman,
Golfview Park-Box 500                Broyhill Family Foundation,
Lenoir, NC 28645                     Inc. (1983-Present);
Age:  73                             Chairman and President,
                                     Broyhill Investments, Inc.
                                     (1983-present); Chairman,
                                     Broyhill Timber Resources
                                     (1983-present); Management
                                     of a personal portfolio of
                                     fixed-income and equity
                                     investments (1983-present);
                                     Director of The Mackenzie
                                     Funds Inc. (1988-1995).

Stanley Channick         Trustee     President and Chief
11 Bala Avenue                       Executive Officer, The
Bala Cynwyd, PA 19004                Whitestone Corporation
Age:  73                             (insurance agency);
                                     Chairman, Scott Management
                                     Company (administrative
                                     services for insurance
                                     companies); President, The
                                     Channick Group (consultants
                                     to insurance companies and
                                     national trade
                                     associations); Director of
                                     The Mackenzie Funds Inc.
                                     (1994-1995).

Frank W. DeFriece, Jr.   Trustee     Director, Manager and Vice
The Landmark Centre                  President, Director and
113 Landmark Lane,                   Fund Manager, Massengill-
Suite B                              DeFriece Foundation
Bristol, TN  37620-2285              (charitable organization)
Age: 76                              (1950-present); Trustee and
                                     Vice Chairman, East
                                     Tennessee Public
                                     Communications Corp. (WSJK-
                                     TV) (1984-present);
                                     Director of The Mackenzie
                                     Funds Inc. (1987-1995).

Roy J. Glauber           Trustee     Mallinckrodt Professor of
Lyman Laboratory                     Physics, Harvard
of Physics                           University (1974-present).
Harvard University
Cambridge, MA 02138
Age: 71

Michael G. Landry        Trustee     President, Chief Executive
700 South Federal Hwy.   and         Officer and Director of
Suite 300                Chairman    Mackenzie Investment
Boca Raton, FL  33432                Management Inc. (1987-
Age: 50                              present); President,
[*Deemed to be an                    Director and Chairman of
"interested person"                  Ivy Management Inc. (1992-
of the Trust, as                     present); Chairman and
defined under the                    Director of Ivy Mackenzie
1940 Act.]                           Services Corp.(1993-
                                     present); Chairman and
                                     Director of Ivy   Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Director and
                                     President of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994);  Director and
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995).

Joseph G. Rosenthal      Trustee     Chartered Accountant
110 Jardin Drive                     (1958-present); Director of
Unit #12                             The Mackenzie Funds Inc.
Concord, Ontario Canada              (1987-1995).
L4K 2T7
Age: 62

Richard N. Silverman     Trustee     Director, Newton-Wellesley
18 Bonnybrook Road                   Hospital; Director, Beth
Waban, MA  02168                     Israel Hospital; Director,
Age: 73                              Boston Ballet; Director,
                                     Boston Children's Museum;
                                     Director, Brimmer and May
                                     School.

J. Brendan Swan          Trustee     President, Airspray
4701 North Federal Hwy.              International, Inc.;
Suite 465                            Joint Managing Director,
Pompano Beach, FL  33064             Airspray International
Age: 67                              B.V. (an environmentally
                                     sensitive packaging
                                     company); Director of
                                     Polyglass LTD.; Director,
                                     The Mackenzie Funds Inc.
                                     (1992-1995).

Keith J. Carlson         Trustee     Senior Vice President of
700 South Federal Hwy.   and         Mackenzie Investment
Suite 300                President   Management, Inc. (1996
Boca Raton, FL 33432                 -present); Senior Vice
Age: 40                              President and Director of
[*Deemed to be an                    Mackenzie Investment
"interested person"                  Management, Inc. (1994
of the Trust, as                     -1996); Senior Vice
defined under the                    President and Treasurer of
1940 Act.]                           Mackenzie Investment
                                     Management, Inc. (1989-
                                     1994); Senior Vice
                                     President and Director of
                                     Ivy Management Inc. (1994-
                                     present); Senior Vice
                                     President, Treasurer and
                                     Director of Ivy Management
                                     Inc. (1992-1994); Vice
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Senior Vice President and
                                     Director, Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1993-1996);
                                     President, Chief Executive
                                     Officer and Director of Ivy
                                     Mackenzie Distributors,
                                     Inc. (1994-present);
                                     Executive Vice President
                                     and Director of Ivy
                                     Mackenzie Distributors,
                                     Inc. (1993-1994).

C. William Ferris        Secretary/  Senior Vice President,
700 South Federal Hwy.   Treasurer   Chief Financial Officer
Suite 300                            and Secretary/Treasurer
Boca Raton, FL  33432                of Mackenzie Investment
Age: 52                              Management Inc. (1995-
                                     present); Senior Vice
                                     President, Finance and
                                     Administration/Compliance
                                     Officer of Mackenzie
                                     Investment Management Inc.
                                     (1989-1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Clerk of Ivy
                                     Management Inc. (1994-
                                     present); Vice President,
                                     Finance/Administration and
                                     Compliance Officer of Ivy
                                     Management Inc. (1992-
                                     1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Distributors,
                                     Inc. (1994-present);
                                     Secretary/Treasurer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Services
                                     Corp. (1993-1996);
                                     Secretary/Treasurer of The
                                     Mackenzie Funds Inc. (1993-
                                     1995).

James W. Broadfoot       Vice        Executive Vice President,
700 South Federal Hwy.   President   Ivy Management Inc. (1996-
Suite 300                            present); Senior Vice
Boca Raton, FL  33432                President, Ivy Management,
Age: 54                              Inc. (1992-1996); Director
                                     and Senior Vice President,
                                     Mackenzie Investment
                                     Management Inc. (1995-
                                     present); Senior Vice
                                     President, Mackenzie
                                     Investment Management Inc.
                                     (1990-1995).


     PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

     Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                       COMPENSATION TABLE
                            IVY FUND
              (FISCAL YEAR ENDED DECEMBER 31, 1996)

                                                       TOTAL
                            PENSION OR                 COMPENSA-
                            RETIREMENT                 TION FROM
                            BENEFITS    ESTIMATED      TRUST AND
                 AGGREGATE  ACCRUED AS  ANNUAL         FUND COM-
                 COMPENSA-  PART OF     BENEFITS       PLEX PAID
NAME,            TION       FUND        UPON           TO
POSITION         FROM TRUST EXPENSES    RETIREMENT     TRUSTEES

John S.          $7,419     N/A         N/A            $10,000
 Anderegg, Jr.
(Trustee)

Paul H.          $7,419     N/A         N/A            $10,000
 Broyhill
(Trustee)

Keith J.         $0         N/A         N/A            $0
 Carlson[**]
(Trustee and
 President)

Stanley          $4,949     N/A         N/A            $10,000
  Channick[*]
(Trustee)

Frank W.         $7,419     N/A         N/A            $10,000
 DeFriece, Jr.
(Trustee)

Roy J.           $7,419     N/A         N/A            $10,000
 Glauber[*]
(Trustee)

Michael G.       $0         N/A         N/A            $0
 Landry
(Trustee and
 Chairman of
 the Board)

Joseph G.        $7,419     N/A         N/A            $10,000
 Rosenthal
(Trustee)

Richard N.       $10,000    N/A         N/A            $10,000
 Silverman
(Trustee)

J. Brendan       $7,419     N/A         N/A            $10,000
 Swan
 (Trustee)

C. William       $0         N/A         N/A            $0
 Ferris
 (Secretary/Treasurer)

[*] Appointed as a Trustee of the Trust at a meeting of the Board held on February 10, 1996.

[**] Appointed as a Trustee of the Trust at a meeting of the Board held on December 7, 1996.

     As of October 20, 1997, the Officers and Trustees of the
Trust as a group owned beneficially less than 1% of the outstanding Class A, Class B, Class C and Class I shares of the
Funds.  No Advisor Class shares had been issued as of that date.


             INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

     IMI provides business management and investment advisory services to each Fund pursuant to a Business Management and Investment Advisory Agreement (the "Agreement"). The Agreement was approved by the respective sole shareholder of Ivy Bond Fund on December 31, 1994 and of Ivy Emerging Growth Fund on April 30, 1993 and by the respective shareholders of Ivy Growth Fund and Ivy Growth with Income Fund on December 30, 1991. Prior to the approval by the respective shareholders or sole shareholder of each Fund, the Agreement was approved on September 29, 1994 with respect to Ivy Bond Fund, on February 19, 1993 with respect to Ivy Emerging Growth Fund and October 28, 1991 with respect to Ivy Growth Fund and Ivy Growth with Income Fund by the Board, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement (the "Independent Trustees").

     Until December 31, 1994, MIMI served as the investment adviser to Ivy Bond Fund, which was a series of Mackenzie Series Trust until it was reorganized as a series of the Trust on December 31, 1994. On December 31, 1994, MIMI's interest in the Agreement with respect to Ivy Bond Fund was assigned by MIMI to IMI, which is a wholly owned subsidiary of MIMI. The provisions of the Agreement remain unchanged by IMI's succession to MIMI thereunder. MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the TSE. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The TSE. MFC is registered in Ontario as a mutual fund dealer and advises Ivy Canada Fund and Ivy Global Natural Resources Fund. IMI currently acts as manager and investment adviser to the following additional investment companies registered under the 1940 Act (other than the Funds):
Ivy China Region Fund, Ivy Global Fund, Ivy International Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund, Ivy Global Science & Technology Fund, Ivy International Small Companies Fund, Ivy International Fund II, Ivy Asia Pacific Fund, Ivy Pan-Europe Fund and Ivy Money Market Fund.

     The Agreement obligates IMI to make investments for the accounts of each Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by these Funds and places orders with brokers or dealers who deal in such securities.

     Under the Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with each Fund's Custodian and monitor the services it provides to that Fund; (2) coordinate with and monitor any other third parties furnishing services to each Fund; (3) provide each Fund with necessary office space, telephones and other communications facilities as are adequate for the particular Fund's needs;
(4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the particular Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies.

     Ivy Bond Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 0.75% of the first $100 million of the Fund's average net assets, reduced to 0.50% of the Fund's average net assets in excess of $100 million. Ivy Emerging Growth Fund and Ivy Growth Fund each pay IMI a monthly fee for providing business management and investment advisory services at an annual rate of 0.85% of each Fund's average net assets. Ivy Growth with Income Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 0.75% of the Funds average net assets.

     For the fiscal year ended June 30, 1994, for the six-month period ended December 31, 1994 and for the fiscal years ended December 31, 1995 and 1996, Ivy Bond Fund paid IMI $984,110, $445,111 and $848,778 and $781,647, respectively (of which IMI reimbursed $0, $10,764 and $2,615 and $0, respectively, pursuant to required expense limitations).

     During the fiscal years ended December 31, 1994, 1995 and 1996, Ivy Emerging Growth Fund paid IMI $168,819, $318,186 and $657,579, respectively (of which IMI reimbursed $3,923, $0 and $0, respectively, pursuant to voluntary expense limitations).

     For the fiscal years ended December 31, 1994, 1995 and 1996,
Ivy Growth Fund paid IMI $2,133,471, $2,278,390 and $2,608,378, respectively (of which IMI reimbursed $285,510, $11,680 and $12,486, respectively, pursuant to voluntary expense limitations).

     For the fiscal years ended December 31, 1994, 1995 and 1996,
Ivy Growth with Income Fund paid IMI $277,991, $515,787 and
$629,322, respectively.

     Under the Agreement, the Trust pays the following expenses:
(1) the fees and expenses of the Trust's Independent Trustees;
(2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
(4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

     IMI currently limits Ivy Emerging Market Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets, which may lower that Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time its expenses may increase and its yield may be reduced.

     On August 23-24, 1996, the Board (including a majority of the Independent Trustees) last approved the continuance of the Agreement with respect to each of Ivy Bond Fund, Ivy Emerging Growth Fund, Ivy Growth Fund and Ivy Growth with Income Fund. Each Agreement will continue in effect with respect to each Fund from year to year, or for more than the initial period, as the case may be, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the particular Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreements (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the particular Fund. See "Capitalization and Voting Rights."

     Each Agreement may be terminated with respect to a particular Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of that Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION SERVICES

     IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of the Funds' shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated October 23, 1991, as amended from time to time (the "Distribution Agreement"). The Distribution Agreement was last approved by the Board on August 25, 1996. IMDI distributes shares of the Funds through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Funds on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

     Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

     Each Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. Each Distribution Agreement may be terminated with respect to a particular Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the particular Fund or by a Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. Each Distribution Agreement shall terminate automatically in the event of its assignment.

     IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid (to MIMI, in the case of Ivy Canada Fund and Ivy Global Natural Resources Fund) by a Fund. IMDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of each Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

     A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

     If a Distribution Agreement is terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which it has not been terminated (or have been renewed).

     RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on December 1-2, 1995, the Board adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of each Fund. At a meeting held on December 7, 1996, the Board last approved the Rule 18f-3 plan on behalf of each Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of a Fund represent an equal pro rata interest in that Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of a Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) a Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

CUSTODIAN

     Pursuant to a Custodian Agreement with the Trust, Brown Brothers Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), maintains custody of the assets of each Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, Brown Brothers has entered into subcustodial agreements for the holding of each Fund's foreign securities. With respect to each Fund, Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

     Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for each Fund. As compensation for those services, Ivy Bond Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the particular Fund at the preceding month end at the following rates: $1,000 when the net assets are less than $20 million; $1,500 when the net assets are $20 to $75 million; $4,000 when the net assets are $75 to $100 million; and $6,000 when the net assets are over $100 million.
As compensation for those services, Ivy Growth Fund, Ivy Growth with Income Fund and Ivy Emerging Growth Fund each pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the particular Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are $20 over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

     For the fiscal year ended June 30, 1994, the six months ended December 31, 1994 and the fiscal years ended December 31, 1995 and 1996, Ivy Bond Fund paid $85,737, $45,015, $102,160 and
$95,017, respectively, to MIMI under such agreement. During the fiscal years ended December 31, 1994, 1995 and 1996, Ivy Emerging Growth Fund paid MIMI $31,948, $45,324 and $89,558, respectively, under such agreement. During the fiscal years ended December 31, 1994, 1995 and 1996, Ivy Growth Fund paid MIMI $103,232, $103,945 and $131,740, respectively under such agreement. During the fiscal years ended December 31, 1994, 1995 and 1996, Ivy Growth with Income Fund paid MIMI $33,702, $60,915 and $87,182, respectively, pursuant to such agreement.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for each Fund. Under the Agreement, each Fund pays a monthly fee at an annual rate of $20.00 per open Advisor Class account. In addition, each Fund pays a monthly fee at an annual rate of $4.48 per account that is closed plus certain out-of-pocket expenses. Certain broker-dealers that maintain shareholder accounts with a Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

     Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to each Fund. As compensation for these services, each Fund pays MIMI a monthly fee at the annual rate of .10% of the average daily net asset value of its Advisor Class shares.

AUDITORS

     Coopers & Lybrand L.L.P., independent certified public accountants, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, Florida 33301, has been selected as auditors for the Trust. The audit services performed by Coopers & Lybrand L.L.P., include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the Funds' tax returns.

                CAPITALIZATION AND VOTING RIGHTS

     The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share).

When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of a Fund has preemptive rights or subscription rights.

     The Amended and Restated Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized eighteen series, each of which represents a fund.

The Trustees have further authorized the issuance of Classes A, B, C and the Advisor Class for Ivy Global Fund, Ivy Growth Fund, Ivy Emerging Growth Fund, Ivy Growth with Income Fund, Ivy Money Market Fund, Ivy China Region Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund, Ivy International Fund, Ivy Canada Fund, Ivy Bond Fund, Ivy Global Science & Technology Fund, Ivy Global Natural Resources Fund, Ivy International Small Companies Fund, Ivy Asia Pacific Fund, Ivy International Fund II, Ivy Pan-Europe Fund and Ivy International Bond Fund, as well Class I for Ivy International Fund, Ivy International Fund II, Ivy Global Science & Technology Fund, Ivy International Small Companies Fund and Ivy Bond Fund, and Class D for Ivy Growth with Income Fund. [FN][The Class D shares of Ivy Growth with Income Fund were initially issued as "Ivy Growth with Income Fund -- Class C" to shareholders of Mackenzie Growth & Income Fund, a former series of the Company, in connection with the reorganization between that fund and Ivy Growth with Income Fund, and are not offered for sale to the public. On February 29, 1996, the Trustees of the Trust resolved by written consent to establish a new class of shares designated as "Class C" for all Ivy Fund portfolios, and to redesignate the shares of beneficial interest of "Ivy Growth with Income Fund--Class C" as shares of beneficial interest of "Ivy Growth with Income Fund--Class D," which establishment and redesignation, respectively, became effective on April 30, 1996. The voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions of the Class D shares of Ivy Growth with Income Fund, as set forth in Ivy Fund's Declaration of Trust, as amended from time to time, will not be changed by this redesignation.]

     Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).

Shareholders of a Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of a Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

     As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that Fund (or of the Trust).

     With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of that Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

     The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

     The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

     To the knowledge of the Trust, as of September 30, 1997, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding Class A, Class B or Class I shares, except that of the outstanding class B shares of Ivy Bond Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 179,994.520 shares (17.47%); and except that of the outstanding Class B shares of Ivy Emerging Growth Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 315,393.000 shares (17.72%); and except that of the outstanding Class B shares of Ivy Growth Fund, IBT CUST IRA FBO Glenn E. Pattyson, P.O. Box 11, Terrace Bay, Ontario, Canada, POT 2W0, owned of record 16,058.530 shares (7.17%); and except that of the outstanding Class C shares of Ivy Bond Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 131,013.000 shares (47.60%), and CTY Carbonic Sales and SVC, Inc., Louis Morgan, P.O. Box 25842, Oklahoma City, OK 73125, owned of record 18,618.307 shares (6.76%); and except that of the outstanding Class C shares of Ivy Emerging Growth Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 113,748.000 shares (31.38%); and except that of the outstanding Class C shares of Ivy Growth Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 2,484.000 shares (36.29%), Rafter L. Cattle Co., HCR 77 #441, Uvalde, TX 78801, owned of record 2,460.130 shares (35.94%), Martin S. Sawyer & Ruth C. Sawyer TTEE, 2301 Fremont Drive, Sarasota, FL 34238-3016, owned of record 506.023 shares (7.39%), and Painewebber FBO William G. Thomas, P.O. Box 3321, Weehawken, NJ 07087-8154, owned of record 389.000 shares (5.68%); and except that of the outstanding Class C shares of Ivy Growth With Income Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 3,389.000 shares (16.38%), Anthony L. Bassano & Marie E. Bassano, 8934 Bari Court, Port Richie, FL 34668, owned of record 2,842.845 shares (13.74%), IBT CUST IRA FBO Vytautas Snieckus, 1250 E. 276th Street, Euclid, OH 44132, owned of record 2,349.000 shares (11.35%), IBT CUST 403(B) FBO Carol E. Greivell, 8629 N. Servite #109, Milwaukee, WI 53223, owned of record 1,872.713 shares (9.05%), Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 1,476.436 shares (7.13%), IBT CUST 403(B) FBO Helen Jankowski, 41993 VIA Renate, Temecula, CA 92591, owned of record 1,253.543 shares (6.05%), and Marsha L. Yarbrough, RT 2 Box 548, West Blocton, AL 36184, owned of record 1,238.917 shares (5.98%).

     Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust. However, because the Prospectus pertains to more than one Fund, it is possible that one of the Funds to which the Prospectus pertains might become liable for any misstatement, inaccuracy, or incomplete disclosure in the Prospectus concerning any other Fund to which the Prospectus pertains.

                         NET ASSET VALUE

     The share price, or value, for the separate Classes of shares of a Fund is called the net asset value per share. The net asset value per share of a Fund is computed by dividing the value of the assets of that Fund, less its liabilities, by the number of shares of the particular Fund outstanding. For purposes of determining the aggregate net assets of a Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost, which approximates money market value.

     A Fund's liabilities are allocated between its Classes. The total of such liabilities allocated to a Class plus that Class's distribution fee and any other expenses specially allocated to that Class are then deducted from the Class's proportionate interest in that Fund's assets, and the resulting amount for each Class is divided by the number of shares of that Class outstanding to produce the net asset value per share.

     Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time), every Monday through Friday (exclusive of national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Funds' Custodian or the Exchange close early as a result of such day being a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

     When a Fund writes an option, an amount equal to the premium received by that Fund is included in that Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

     The premium paid by a Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of that Fund's Statement of Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If a Fund exercises a call option which it has purchased, the cost of the security which that Fund purchased upon exercise will be increased by the premium originally paid.

     The sale of shares of a Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the best interest of the particular Fund to do so.

                       PORTFOLIO TURNOVER

     Each Fund purchases securities that are believed to have above average potential for capital appreciation. Common stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, a Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by that Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining a Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. The annual portfolio turnover rates for the Funds are provided in the Prospectus under "The Funds' Financial Highlights."

                           REDEMPTIONS

     Shares of each Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC.

     Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of a Fund.

     Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of that Fund taken at current values. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of that Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

     The Trust may redeem those Advisor Class accounts of shareholders who have maintained an investment of less than $10,000 in a Fund for a period of more than 12 months. All Advisor Class accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $10,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

     If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

     Each Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                            TAXATION

     The following is a general discussion of certain tax rules thought to be applicable with respect to the Funds. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Funds.

     Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) for taxable years beginning before 1998, derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the particular Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) (the "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the particular Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the particular Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the particular Fund in October, November or December of the year with a record date in such a month and paid by that Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Some of the options, futures and foreign currency forward contracts in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     The transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Fund's taxable year, if certain conditions are met.

     The 30% Limitation and the diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures and forward contracts.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

     Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

     A Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. A Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

     If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by a Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by a Fund.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of a Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, may be eligible for reduced federal tax rates, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in a Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

     Income received by a Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

     If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to that Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by a Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

     Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from a Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares of the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend.

     The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

     Each Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the particular Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the particular Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

     Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.
This discussion does not purport to deal with all of the tax consequences applicable to a Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                     PERFORMANCE INFORMATION

     Performance information for the classes of shares of the Funds may be compared, in reports and promotional literature, to:

(i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses.

     In addition, the Trust may, from time to time, include the yield (with respect to Ivy Bond Fund only), the average annual total return and the cumulative total return of shares of a Fund in advertisements, promotional literature or reports to shareholders or prospective investors.

     YIELD. Quotations of yield for a specific Class of shares of a Fund will be based on all investment income attributable to that Class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses attributable to that Class accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that Class earned during the period by the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) on the last day of the period, according to the following formula:

          YIELD     =    2[({(a-b)/cd} + 1){superscript 6}-1]

Where:    a         =    dividends and interest earned during the
                         period attributable to a specific Class
                         of shares,

          b         =    expenses accrued for the period
                         attributable to that Class (net of
                         reimbursements),

          c         =    the average daily number of shares of
                         that Class outstanding during the period that were entitled to receive dividends, and

          d         =    the maximum offering price per share (in
                         the case of Class A shares) or the net
                         asset value per share (in the case of
                         Class B shares, Class C shares and Class
                         I shares) on the last day of the period.

     The yield for Class A, Class B and Class C shares of Ivy Bond Fund for the 30-day period ended December 31, 1996 was 6.89%, 6.51%, and 6.45%, respectively. As of December 31, 1996, there were no outstanding Class I shares of Ivy Bond Fund.

     AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific Class of shares of a Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that Class of a Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

          P(1 + T){superscript n} = ERV

Where:    P    =    a hypothetical initial payment of $1,000 to
                    purchase shares of a specific Class

          T    =    the average annual total return of shares of
                    that Class

          n    =    the number of years

          ERV  =    the ending redeemable value of a hypothetical
                    $1,000 payment made at the beginning of the period.

     For purposes of the above computation for a Fund, it is assumed that all dividends and capital gains distributions made by a Fund are reinvested at net asset value in additional Advisor Class shares during the designated period. Standardized Return quotations for the Funds do not take into account any required payments for federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

     A Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

     CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific Class of shares of a Fund for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in the Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of a Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

          C = (ERV/P) - 1

Where:    C    =    cumulative total return

          P    =    a hypothetical initial investment of $1,000
                    to purchase shares of a specific Class

          ERV  =    ending redeemable value:  ERV is the value,
                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

     OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

     Performance quotations for a Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding a Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of a Fund's shares and the risks associated with a Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

     The Funds may also cite endorsements or use for comparison their performance rankings and listings reported in such newspapers or business or consumer publications as, among others:

AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                      FINANCIAL STATEMENTS

     The following financial information is incorporated by reference into this SAI: (1) each Fund's Portfolio of Investments as of December 31, 1996, Statement of Assets and Liabilities as of December 31, 1996, Statement of Operations for the fiscal year ended December 31, 1996, Statement of Changes in Net Assets for the fiscal years ended December 31, 1996 and December 31, 1995, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, which are included in the Fund's December 31, 1996 Annual Report to shareholders; and (2) each Fund's Portfolio of Investments as of June 30, 1997, Statement of Assets and Liabilities as of June 30, 1997, Statement of Operations for the six months ended June 30, 1997, Financial Highlights and Notes to Financial Statements, which are included in the Fund's June 30, 1997 Semi-Annual Reports to shareholders.


                           APPENDIX A
    DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND
 MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                    COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue  (Moody's
Investors Service, New York, 1994), and "Standard & Poor's
Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
York, 1994).]


MOODY'S:

     (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Bonds rated Baa by Moody's are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

     Bonds which are rated Caa are of poor standing.   Such
issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity;
(5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
(8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

S&P:

     (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issues rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

     Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment.


                      IVY ASIA PACIFIC FUND
                         IVY CANADA FUND
                      IVY CHINA REGION FUND
                         IVY GLOBAL FUND
                IVY GLOBAL NATURAL RESOURCES FUND
              IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                    IVY INTERNATIONAL FUND II
             IVY INTERNATIONAL SMALL COMPANIES FUND
                 IVY LATIN AMERICA STRATEGY FUND
                      IVY NEW CENTURY FUND
                       IVY PAN-EUROPE FUND

                           series of

                            IVY FUND
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432

               STATEMENT OF ADDITIONAL INFORMATION
                      ADVISOR CLASS SHARES

                       January 1, 1998

_________________________________________________________________

     Ivy Fund (the "Trust") is an open-end management investment company that currently consists of eighteen fully managed portfolios, each of which (except for Ivy Latin America Strategy Fund and Ivy International Bond Fund) is diversified. This Statement of Additional Information ("SAI") relates to the Advisor Class shares of the following eleven portfolios: Ivy Asia Pacific Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund (collectively, the "Funds," and each, a "Fund").

     This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds' Advisor Class shares dated January 1, 1998 (the "Prospectus"), which may be obtained upon request and without charge from the Distributor at the address and telephone number printed below. Advisor Class shares are only offered to certain investors (see the Prospectus). The Funds also offer Class A, Class B and Class C shares (and Class I shares, in the case of Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies Fund), which are described in a separate prospectus and statement of additional information that may be obtained from the Distributor.

                       INVESTMENT MANAGER

                  Ivy Management, Inc. ("IMI")
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432
                    Telephone: (800) 777-6472

                           DISTRIBUTOR

                Ivy Mackenzie Distributors, Inc.
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                   Boca Raton, Florida  33432
                    Telephone: (800) 456-5111

                       INVESTMENT ADVISER

  (Ivy Canada Fund and Ivy Global Natural Resources Fund only)
                 Mackenzie Financial Corporation
                      150 Bloor Street West
                            Suite 400
                        Toronto, Ontario
                          CANADA M5S3B5
                    Telephone (416) 922-5322


                        TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . .  1

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . 15
     U.S. GOVERNMENT SECURITIES. . . . . . . . . . . . . . . . 15
     CONVERTIBLE SECURITIES. . . . . . . . . . . . . . . . . . 16
     DEBT SECURITIES, IN GENERAL . . . . . . . . . . . . . . . 17
     ZERO COUPON BONDS . . . . . . . . . . . . . . . . . . . . 17
     REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . . 18
     WARRANTS. . . . . . . . . . . . . . . . . . . . . . . . . 18
     SMALL COMPANIES . . . . . . . . . . . . . . . . . . . . . 18
     COMMERCIAL PAPER. . . . . . . . . . . . . . . . . . . . . 19
     BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS . . . . 19
     DEPOSITORY RECEIPTS . . . . . . . . . . . . . . . . . . . 19
     INVESTMENT-GRADE DEBT SECURITIES. . . . . . . . . . . . . 20
     LOW-RATED DEBT SECURITIES . . . . . . . . . . . . . . . . 20
     FOREIGN SECURITIES. . . . . . . . . . . . . . . . . . . . 21
     INVESTING IN EMERGING MARKETS . . . . . . . . . . . . . . 22
     CANADIAN SECURITIES . . . . . . . . . . . . . . . . . . . 24
     INVESTING IN LATIN AMERICA. . . . . . . . . . . . . . . . 25
     INVESTING IN ASIA PACIFIC SECURITIES. . . . . . . . . . . 28
     INVESTING IN NATURAL RESOURCES. . . . . . . . . . . . . . 29
     INVESTING IN THE CHINA REGION . . . . . . . . . . . . . . 30
     PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES. . . . . . 31
     FORWARD FOREIGN CURRENCY CONTRACTS. . . . . . . . . . . . 31
     FOREIGN CURRENCIES. . . . . . . . . . . . . . . . . . . . 32
     REAL ESTATE INVESTMENT TRUSTS (REITs) . . . . . . . . . . 33
     OPTIONS TRANSACTIONS. . . . . . . . . . . . . . . . . . . 33
          OPTIONS, IN GENERAL. . . . . . . . . . . . . . . . . 33
          WRITING OPTIONS ON INDIVIDUAL SECURITIES . . . . . . 35
          PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. . . . . 35
          PURCHASING AND WRITING OPTIONS ON SECURITIES
               INDICES . . . . . . . . . . . . . . . . . . . . 36
          RISKS OF OPTIONS TRANSACTIONS. . . . . . . . . . . . 37
     FUTURES CONTRACTS . . . . . . . . . . . . . . . . . . . . 38
          FUTURES, IN GENERAL. . . . . . . . . . . . . . . . . 38
          FOREIGN CURRENCY FUTURES CONTRACTS.. . . . . . . . . 39
          RISKS ASSOCIATED WITH FUTURES. . . . . . . . . . . . 39
     SECURITIES INDEX FUTURES CONTRACTS. . . . . . . . . . . . 40
          RISKS OF SECURITIES INDEX FUTURES. . . . . . . . . . 41
               COMBINED TRANSACTIONS . . . . . . . . . . . . . 43
     FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES . . 43
     RESTRICTED AND ILLIQUID SECURITIES. . . . . . . . . . . . 43
     BORROWING . . . . . . . . . . . . . . . . . . . . . . . . 44
     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 44

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 44

ADDITIONAL RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 50

ADDITIONAL RIGHTS AND PRIVILEGES . . . . . . . . . . . . . . . 52
     AUTOMATIC INVESTMENT METHOD . . . . . . . . . . . . . . . 53
     EXCHANGE OF SHARES. . . . . . . . . . . . . . . . . . . . 53
     RETIREMENT PLANS. . . . . . . . . . . . . . . . . . . . . 54
          INDIVIDUAL RETIREMENT ACCOUNTS . . . . . . . . . . . 54
          QUALIFIED PLANS. . . . . . . . . . . . . . . . . . . 56
          DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
               CHARITABLE ORGANIZATIONS ("403(B)(7)
               ACCOUNT") . . . . . . . . . . . . . . . . . . . 57
          SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS . . . . . . 57
     SYSTEMATIC WITHDRAWAL PLAN. . . . . . . . . . . . . . . . 58
     GROUP SYSTEMATIC INVESTMENT PROGRAM . . . . . . . . . . . 58

BROKERAGE ALLOCATION . . . . . . . . . . . . . . . . . . . . . 59
     PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. . . . . . . . . 66

COMPENSATION TABLE . . . . . . . . . . . . . . . . . . . . . . 67

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . 69
     BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES. . . 69
     DISTRIBUTION SERVICES . . . . . . . . . . . . . . . . . . 73
          RULE 18F-3 PLAN. . . . . . . . . . . . . . . . . . . 75

CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . 75
     FUND ACCOUNTING SERVICES. . . . . . . . . . . . . . . . . 76
     TRANSFER AGENT AND DIVIDEND PAYING AGENT. . . . . . . . . 76
     ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . . 77
     AUDITORS. . . . . . . . . . . . . . . . . . . . . . . . . 77

CAPITALIZATION AND VOTING RIGHTS . . . . . . . . . . . . . . . 77

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . 79

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . 81

REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . 81

TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . 83
     OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS. . . . . . . . . . . . . . . . . . . . . . 84
     CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES
           . . . . . . . . . . . . . . . . . . . . . . . . . . 86
     INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. . . . 86
     DEBT SECURITIES ACQUIRED AT A DISCOUNT. . . . . . . . . . 87
     DISTRIBUTIONS . . . . . . . . . . . . . . . . . . . . . . 88
     DISPOSITION OF SHARES . . . . . . . . . . . . . . . . . . 89
     FOREIGN WITHHOLDING TAXES . . . . . . . . . . . . . . . . 89
     BACKUP WITHHOLDING. . . . . . . . . . . . . . . . . . . . 90

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . 91
          AVERAGE ANNUAL TOTAL RETURN. . . . . . . . . . . . . 91
          CUMULATIVE TOTAL RETURN. . . . . . . . . . . . . . . 92
          OTHER QUOTATIONS, COMPARISONS AND GENERAL
               INFORMATION . . . . . . . . . . . . . . . . . . 92

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . 93

APPENDIX A

    DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND
 MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                    COMMERCIAL PAPER RATINGS . . . . . . . . . 95

APPENDIX B

              SELECTED ECONOMIC AND MARKET DATA FOR
             ASIA PACIFIC AND CHINA REGION COUNTRIES . . . . . 98


               INVESTMENT OBJECTIVES AND POLICIES

     Each Fund has its own investment objective and policies, which are set forth below. The different types of securities and investment techniques used by the Funds involve varying degrees of risk.

     IVY ASIA PACIFIC FUND: The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which for purposes of this SAI are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Asia-Pacific issuers include: (a) securities of companies organized under the laws of an Asia-Pacific country or for which the principal securities trading market is in the Asia-Pacific region; (b) securities that are issued or guaranteed by the government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Asia-Pacific region; and (d) any of the preceding types of securities in the form of depository shares.

     The Fund may participate in markets throughout the Asia-Pacific region, and it is expected that the Fund will be invested at all times in at least three Asia-Pacific countries. The Fund does not expect to concentrate its investments in any particular industry. See Appendix B of this SAI for further information about the economic characteristics of certain Asia-Pacific countries.

     The Fund may invest up to 35% of its assets in investment-grade debt securities of government or corporate issuers in emerging market countries, investment-grade equity and debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's Investor Services, Inc. ("Moody's) or BB or below by Standard and Poor's Corporation ("S&P"), or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).

     For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies that invest in securities issued in Asia-Pacific countries, and (ii) up to 15% of its net assets in restricted and other illiquid securities. The Fund may with approval of its Board of Trustees (the "Trustees" or "Board"), but currently does not intend to, lend portfolio securities.

     The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

     IVY CANADA FUND: Ivy Canada Fund seeks long-term capital appreciation by investing primarily in equity securities of Canadian companies. Canada is one of the world's leading industrial countries and a major exporter of agricultural products. The country is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron and copper, and forest covers over 44% of land areas, making Canada a leading world producer of newsprint. Canada is also a major producer of hydroelectricity, oil and gas.

     As a fundamental policy, the Fund normally invests at least 65% of its total assets in Canadian equity securities (i.e., common and preferred stock, securities convertible into common stock and common stock purchase warrants) listed on Canadian stock exchanges or traded over-the-counter in Canada. Canadian issuers are companies (i) organized under the laws of Canada,
(ii) for which the principal securities trading market is in Canada, (iii) which derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Canada, or (iv) which have at least 50% of their assets situated in Canada. The balance of the Fund's assets ordinarily are invested in (i) bills and bonds of the Canadian Government and the governments of the provinces or municipalities of Canada, (ii) high quality notes and debentures of Canadian companies (i.e., those rated Aaa or Aa by Moody's or AAA or AA by S&P, or if unrated, judged to be of comparable quality by Mackenzie Financial Corporation ("MFC"), the Fund's Adviser),
(iii) foreign securities (including sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs") and Global Depository Shares ("GDSs")), (iv) U.S. Government securities, (v) equity securities and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by MFC to be of comparable quality) of U.S. companies, and (vi) zero coupon bonds that meet these credit quality standards.

     The Fund may purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

     For temporary defensive purposes, the Fund may invest without limit in U.S. or Canadian dollar-denominated money market securities issued by entities organized in the U.S. or Canada, such as (i) obligations issued or guaranteed by the Canadian Government or the governments of the provinces or municipalities of Canada (or their agencies or instrumentalities), (ii) finance company and corporate commercial paper (and other short-term corporate obligations rated Prime-1 by Moody's or A or better by S&P, or if not rated, considered by MFC to be of comparable quality), (iii) obligations of banks (i.e., certificates of deposit, time deposits and bankers' acceptances) considered creditworthy by MFC under guidelines approved by the Trustees, and (iv) repurchase agreements with broker-dealers and banks. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

     IVY CHINA REGION FUND: Ivy China Region Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund seeks to meet its objective primarily by investing in the equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region").

     The Fund normally invests at least 65% of its total assets in "Greater China growth companies," defined as companies (a) that are organized in or for which the principal securities trading markets are the China Region; (b) that have at least 50% of their assets in one or more China Region countries or derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China Region countries; or (c) that have at least 35% of their assets in China, Hong Kong or Taiwan, derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within these three countries, or have significant manufacturing or other operations in these countries. IMI's determination as to whether a company qualifies as a Greater China growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China Region country, and currently expects to invest more than 50% of its total assets in Hong Kong. See Appendix B to this SAI for further information about the economic characteristics of certain China Region countries.

     The balance of the Fund's assets ordinarily are invested in
(i) certain investment-grade debt securities and (ii) the equity securities of "China Region associated companies," which are companies that do not meet the definition of a Greater China growth company, but whose current or expected performance, based on certain identified factors (such as the growth trends in the location of a company's assets and the sources of its revenues and profits), is judged by IMI to be strongly associated with the China Region. The investment-grade debt securities in which the Fund may invest include (a) obligations of the U.S. Government or its agencies or instrumentalities, (b) obligations of U.S. banks and other banks organized and existing under the laws of Hong Kong, Taiwan or countries that are members of the Organization for Economic Cooperation and Development ("OECD"), and (c) obligations denominated in any currency issued by international development institutions and Hong Kong, Taiwan and OECD member governments and their agencies and instrumentalities, as well as repurchase agreements with respect to any of the foregoing instruments. The Fund may also invest in zero coupon bonds, and corporate bonds rated Baa or higher by Moody's or BBB or higher by S&P (or if unrated, considered by IMI to be of comparable quality).

     The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

     The Fund may with approval of the Trustees, but currently does not intend to, lend portfolio securities valued at not more that 30% of the Fund's total assets. The Fund may also invest in sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and
(ii) up to 15% of its net assets in restricted and other illiquid securities.

     For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may reduce its position in Greater China growth companies and Greater China associated companies and increase its investment in cash and liquid debt securities, such as U.S. Government securities, bank obligations, commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

     The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

     IVY GLOBAL FUND: The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies throughout the world, with at least three different countries (one of which may be the United States) represented in the Fund's overall portfolio holdings. Although the Fund generally invests in common stock, it may also invest in preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

     The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

     The Fund may with approval of the Trustees, but currently does not intend to, lend portfolio securities valued at not more that 30% of the Fund's total assets. The Fund may also invest in equity real estate investment trusts, warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

     For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

     The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of its total assets.

     IVY GLOBAL NATURAL RESOURCES FUND: The Fund's investment objective is long-term growth. Any income realized will be incidental. Under normal conditions, the Fund invests at least 65% of its total assets in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. "Natural resources" generally include precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and agricultural commodities. Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs. The Fund may also invest directly in precious metals and other physical commodities.

     IMI believes that certain political and economic changes in the global environment in recent years have had and will continue to have a profound effect on global supply and demand of natural resources, and that rising demand from developing markets and new sources of supply should create attractive investment opportunities. In selecting the Fund's investments, IMI will seek to identify securities of companies that, in IMI's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

     For temporary defensive purposes, the Fund may invest without limit in cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities. The Fund may with approval of the Trustees, but currently does not intend to, lend portfolio securities.

     For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

     IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund's principal investment objective is long-term capital growth. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies that are expected to benefit from the development, advancement and use of science and technology. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. Industries likely to be represented in the Fund's portfolio include computers and peripheral products, software, electronic components and systems, telecommunications, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. In recent years, rapid advances in these industries have stimulated unprecedented growth. While this is no guarantee of future performance, IMI believes that these industries offer substantial opportunities for long-term capital appreciation.

     Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero-coupon bonds. The Fund may also invest up to 5% of its net assets in debt securities that are rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. (A description of the ratings assigned by Moody's and S&P is contained in Appendix A to this SAI).

     The Fund may with approval of the Trustees, but currently does not intend to, lend portfolio securities valued at not more than 30% of the Fund's total assets. The Fund may also invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

     For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

     The Fund may purchase put and call options on stock indices and on individual securities, provided the premium paid for such options does not exceed 10% of the value of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may sell covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of the value of its total assets.

     IVY INTERNATIONAL FUND II: The Fund's principal investment objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective.

     It is anticipated that at least 65% of the Fund's total assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. IMI, the Fund's investment manager, invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. IMI seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

     When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

     The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

     IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund's principal investment objective is long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $1 billion. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in the United States. The Fund will invest its assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable shareholders to participate in markets that do not necessarily move in concert with the U.S. market. The factors that IMI considers in determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

     In selecting the Fund's investments, IMI will seek to identify securities that are attractively priced relative to their intrinsic value. The intrinsic value of a particular security is analyzed by reference to characteristics such as relative price/earnings ratio, dividend yield and other relevant factors (such as applicable financial, tax, social and political conditions).

     When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities, zero coupon bonds, preferred stocks, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.
The Fund may also invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).

     For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities. The Fund may with approval of the Trustees, but currently does not intend to, lend portfolio securities.

     The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

     IVY LATIN AMERICA STRATEGY FUND: The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.
Under normal conditions the Fund invests at least 65% of its total assets in securities issued in Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. Securities of Latin American issuers include (a) securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America; (b) securities that are issued or guaranteed by the government of a Latin American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate in markets throughout Latin America, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Mexico and Venezuela, which IMI believes are the most developed capital markets in Latin America. The Fund does not expect to concentrate its investments in any particular industry.

     The Fund's equity investments consist of common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and warrants (any of which may be purchased through rights). The Fund's equity securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.

     The Fund may invest in debt securities (including zero coupon bonds) when IMI anticipates that the potential for capital appreciation from debt securities is likely to equal or exceed that of equity securities (e.g., a favorable change in relative foreign exchange rates, interest rate levels or the creditworthiness of issuers). These include debt securities issued by Latin American Governments ("Sovereign Debt"). Most of the debt securities in which the Fund may invest are not rated, and those that are rated are expected to be below investment-grade (i.e., rated Ba or below by Moody's or BB or below by S&P, or considered by IMI to be of comparable quality), and are commonly referred to as "high yield" or "junk" bonds.

     To meet redemptions, or while the Fund is anticipating investments in Latin American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive or emergency purposes, the Fund may (i) invest without limit in such instruments, and (ii) borrow up to one-third of the value of its total assets from banks (but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets).

     The Fund may with approval of the Trustees, but currently does not intend to, lend portfolio securities valued at not more that 30% of the Fund's total assets. The Fund may also invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities. The Fund will treat any Latin American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with Latin American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.

     The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

     IVY NEW CENTURY FUND: The Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective. In pursuing its objective, the Fund invests primarily in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities (including common and preferred stocks, convertible debt obligations, warrants, options, rights and sponsored or unsponsored ADRs, GDRs ADSs and GDSs that are listed on stock exchanges or traded over-the-counter) of "Emerging Market growth companies," which are defined as companies (a) for which the principal securities trading market is an emerging market (as defined above), (b) that (alone or on a consolidated basis) derives 50% or more of its total revenue either from goods, sales or services in emerging markets, or (c) that are organized under the laws of (and with a principal office in) an emerging market country.

     The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. IMI's determination as to whether a company qualifies as a Emerging Markets growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company).

     For purposes of capital appreciation, the Fund may invest up to 35% of its assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest in zero coupon bonds and purchase securities on a "when-issued" or firm commitment basis.

     The Fund will not invest more than 20% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, or if unrated, considered by IMI to be of comparable quality
(commonly referred to as "high yield" or "junk" bonds).

     For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may with approval of the Trustees, but currently does not intend to, lend portfolio securities valued at not more that 30% of the Fund's total assets, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities.

     The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

     IVY PAN-EUROPE FUND: The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries.

     Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country; (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The Fund may also invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Europe. The equity securities in which the Fund may invest include common stock, preferred stock and common stock equivalents such as warrants and convertible debt securities.
The Fund may also invest in sponsored or unsponsored ADRs, European Depository Receipts ("EDRs"), GDRs, ADSs, European Depository Shares ("EDSs") and GDSs. The Fund does not expect to concentrate its investments in any particular industry.

     The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P (commonly referred to as "high yield" or "junk" bonds), or if
unrated, considered by IMI to be of comparable quality.   The
Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds. The Fund may with approval of its Board of Trustees (the "Trustees" or "Board"), but currently does not intend to, lend portfolio securities.

     For temporary defensive purposes or when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's).

     For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities.

     The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

                          RISK FACTORS

U.S. GOVERNMENT SECURITIES

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

     Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

     Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and Student Loan Marketing Association.

CONVERTIBLE SECURITIES

     Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

     A Fund may invest in convertible securities, such as corporate bonds, notes, debentures and other securities that may be converted into common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features.

     The convertible securities in which a Fund may invest include preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As debt securities, convertible securities are investments which provide for a stream of income. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

DEBT SECURITIES, IN GENERAL

      Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

ZERO COUPON BONDS

     A Fund may purchase zero coupon bonds in accordance with the Fund's credit quality standards. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends repre-senting such income to shareholders currently, even though the cash representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. However, this may result in a Fund's having to sell portfolio securities at a time when it might otherwise choose not to do so, and the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to a Fund on a current basis, but is in effect compounded, the value of such securities is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

REPURCHASE AGREEMENTS

     Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, a Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that the Fund's investment adviser has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. A Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by the Fund's investment adviser under guidelines approved by the Board. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

WARRANTS

     The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant. A Fund's investments in warrants will not exceed 5% of the value of its net assets.

SMALL COMPANIES

     Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of smaller companies may be subject to more abrupt or erratic market movements, because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

COMMERCIAL PAPER

     Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. A Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, a Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. A Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by the particular Fund. A Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

DEPOSITORY RECEIPTS

     ADRs, GDRs and similar instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company, evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depository instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States.

INVESTMENT-GRADE DEBT SECURITIES

     Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). A Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by IMI to be of comparable quality.

LOW-RATED DEBT SECURITIES

     A Fund may invest in corporate debt securities rated Ba or lower by Moody's, or BB or lower by S&P. A Fund will not, however, invest in securities that, at the time of investment, are rated lower than C by either Moody's or S&P. Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

     While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality. A Fund's achievement of its investment objective may, to the extent of its investment in low-rated debt securities, be more dependent upon IMI's credit analysis than would be the case if the Funds were investing in higher quality bonds. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the relevant Fund's best interest to retain or dispose of the security. However, should any individual bond held by a Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions.

     The secondary market on which low-rated debt securities are traded may be less liquid than the market for higher grade bonds.

Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a low-rated debt security, and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research, and elements of judgment. Prices for low-rated debt securities may be affected by legislative and regulatory developments. (For example, Federal rules require savings and loan institutions to reduce gradually their holdings of this type of security).

FOREIGN SECURITIES

     A Fund may invest in securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored ADRs, ADSs, GDRs GDSs and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the domestic investments.

     Although a Fund intends to invest only in nations that IMI considers to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. For example, ownership of unsponsored ADRs may not entitle the owner to financial or other reports from the issuer to which it might otherwise be entitled as the owner of a sponsored ADR. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions.
The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

     Foreign stock markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause that Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if a Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on a Fund's portfolio transactions. It may be more difficult for a Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to a Fund associated with the foregoing considerations through investment variation and continuous professional management.

INVESTING IN EMERGING MARKETS

     Investors should recognize that investing in certain foreign securities involves special considerations, including those set forth below, that are not typically associated with investing in United States securities and that may affect a Fund's performance favorably or unfavorably. (See "Foreign Securities" under the caption "Risk Factors and Investment Techniques" in the Prospectus.)

     In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Fund and its shareholders will benefit.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and greater price volatility; (iii) certain national policies that may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of a Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

     Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to a Fund's net asset value.

     Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

     Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the custody of a Fund's cash and securities, that Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

CANADIAN SECURITIES

     Ivy Canada Fund normally invests a significant portion of its assets in Canadian securities. The Canadian securities market is among the largest in the world. Equity securities are traded primarily on the country's five independent regional stock exchanges: The Toronto Stock Exchange ("TSE"), the Montreal Exchange ("ME"), the Vancouver Stock Exchange ("VSE"), the Alberta Stock Exchange and the Winnipeg Stock Exchange. The TSE, which is the largest regional exchange, had a total market capitalization of $1190.8 billion as of November, 1996 and its 1,304 listed companies had a November trading volume of 2,610,118,602 shares. A small percentage of Canadian stocks are traded on the unlisted or OTC market. In contrast, almost all debt securities are traded on the OTC. Interlisting is common among the Canadian and U.S. stock exchanges and the OTC markets. In addition, the TSE, the American Stock Exchange and the Midwest Stock Exchange are electronically linked to permit the order routing of interlisted securities on those stock exchanges. The ME and the Boston Stock Exchange are similarly linked. Ivy Canada Fund invests less than 1% of its assets in securities listed solely on the VSE.

     The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. The companies may include those involved in the energy industry, industrial materials (chemicals, base metals, timber and paper) and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield, which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation and the success of exploration projects. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investment. These considerations are especially important for a Fund, like Ivy Canada Fund, which invests primarily in Canadian securities.

     Many factors, including social, environmental and economic conditions, that are not within the control of Canada affect and could have an adverse impact on the financial condition of Canada. IMI is unable to predict what effect, if any, such factors would have on instruments held in a Fund's portfolio.

     Beginning in January of 1989 the U.S. - Canada Free Trade Agreement will be phased in over a period of 10 years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Additionally, the recent implementation of the North American Free Trade Agreement in January, 1994 is expected to lead to increased trade and reduced barriers between Canada and the United States.

     Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron and copper. Forest covers over 44% of land area, making Canada a leading world producer of newsprint.

     Canada is also a major producer of hydroelectricity, oil and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control or measurement of energy or energy fuels.

     Canadian securities exchanges are self-regulatory agencies that are recognized by the securities administrators of the province in which the exchange is located. The largest, most active Canadian exchange is the TSE, which is a self-regulated agency recognized by the Ontario Securities Commission. Canadian securities regulation differs in certain respects from United States securities regulation. For example, the amount of information available concerning companies that have securities traded on Canadian exchanges and do not have securities traded on an exchange in the United States is generally less than that available concerning companies which have securities traded on United States exchanges. See "Risk Factors and Investment Techniques" in the Prospectus for a discussion of the risks associated with investing in the securities of foreign companies.

INVESTING IN LATIN AMERICA

     Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

     The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

     The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

     Latin America Strategy Fund invests in securities denominated in currencies of Latin American countries.
Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S.
dollar value of the Fund's assets denominated in those currencies.

     Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other countries. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on that Fund's net asset value.

     The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on the economy.
Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to a Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

     Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.

     Holders of sovereign debt, including a Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

     Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect a Fund's investments in this region.

     Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

INVESTING IN ASIA PACIFIC SECURITIES

     Certain Asia-Pacific countries in which Ivy Asia Pacific Fund may invest are developing countries, and may be in the initial stages of their industrialization cycle. The economic structures of developing countries generally are less diverse and mature than in the United States, and their political systems may be relatively unstable. Historically, markets of developing countries have been more volatile than the markets of developed countries, yet such markets often have provided higher rates of return to investors.

     Investing in securities of issuers in Asia-Pacific countries involves certain considerations not typically associated with investing in securities of United States companies, including (i) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (ii) currency fluctuations, (iii) the cost of converting foreign currency into United States dollars, (iv) potential price volatility and lesser liquidity of shares traded on Asia-Pacific country securities markets and (v) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

     Certain Asia-Pacific countries may be more vulnerable to the ebb and flow of international trade and to trade barriers and other protectionist or retaliatory measures. Investments in countries that have recently opened their capital markets and that appear to have relaxed their central planning requirement, as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

     The settlement period of securities transactions in foreign markets in general may be longer than in domestic markets, and such delays may be of particular concern in developing countries.

For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

     Securities exchanges, issuers and broker-dealers in some Asia-Pacific countries are subject to less regulatory scrutiny than in the United States. In addition, due to the limited size of the markets for Asia-Pacific securities, the prices for such securities may be more vulnerable to adverse publicity, investors' perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of the Fund's investments.

INVESTING IN NATURAL RESOURCES

     Since the Ivy Global Natural Resources Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments.

In selecting the Fund's portfolio of investments, IMI will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

     Ivy Global Natural Resources Fund's investments in precious metals (such as gold) and other physical commodities are subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, IMI currently intends that it will only be in a form that is readily marketable.

     Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries.
In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

     To take advantage of potential growth opportunities, Ivy Global Natural Resources Fund might have significant investments in companies with relatively small market capitalization. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies, because they tend to be traded in lower volume and because the companies are subject to greater business risk.

     Under normal conditions, Ivy Global Natural Resources Fund is likely to be invested heavily in foreign securities. Investing in securities of foreign issuers and denominated in foreign currencies involves risks not typically associated with investing in United States securities, including fluctuations in foreign exchange rates, exposure to adverse political and economic developments and the possible imposition of exchange controls and related restrictions. In addition, competition is intense for many natural resource companies. As a result, the value of the securities issues by such companies may to subject to increased share price volatility.

INVESTING IN THE CHINA REGION

     Investors should realize that China Region countries may be subject to a greater degree of economic, political and social instability than is the case in the United States or other developed countries. Among the factors causing this instability are (i) authoritarian governments or military involvement in political and economic decision making, (ii) popular unrest associated with demands for improved political, economic and social conditions, (iii) internal insurgencies, (iv) hostile relations with neighboring countries, (v) ethnic, religious and racial disaffection, and (vi) changes in trading status, any one of which could disrupt the principal financial markets in which the Ivy China Region Fund invests and adversely affect the value of its assets. In addition, several China Region countries have had hostile relations with neighboring nations. For example, China continues to claim sovereignty over Taiwan, and is scheduled to assume sovereignty over Hong Kong in 1997.

     China Region countries tend to be heavily dependent on international trade, as a result of which their markets are highly sensitive to protective trade barriers and the economic conditions of their principal trading partners (i.e., the United States, Japan and Western European countries). Protectionist trade legislation, reduction of foreign investment in China Region economies and general declines in the international securities markets could have a significant adverse effect on the China Region securities markets. In addition, certain China Region countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened risk in these countries that such adverse actions might be repeated.

     To take advantage of potential growth opportunities, the Ivy China Region Fund might have significant investments in companies with relatively small market capitalization.
Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies, both because they tend to be traded in lower volume and because the companies are subject to greater business risk. In addition, to the extent that any China Region country experiences rapid increases in its money supply or investment in equity securities for speculative purposes, the equity securities traded in such countries may trade at price-earning multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Finally, restriction on foreign investment exists to varying degrees in some China Region countries. Where such restrictions apply, investments may be limited and may increase the Fund's expenses. See also "Selected Economic and Market Data for Asia Pacific and China Region Countries" in Appendix B to this SAI.

PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES

     Commodities trading is generally considered a speculative activity. For example, prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Accordingly, markets for precious metals may at times be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Investments in physical commodities may also present practical problems of delivery, storage and maintenance, possible illiquidity, the unavailability of accurate market valuations and increased expenses.

     Under current U.S. tax law, the Ivy Global Natural Resources Fund may not receive more than 10% of its yearly income from gains resulting from selling precious metals or any other physical commodity. Accordingly, the Fund may be required to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

FORWARD FOREIGN CURRENCY CONTRACTS

     A forward foreign currency contract (a "forward contract") is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

     While a Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

     A Fund will not enter into or maintain a net exposure to a forward contract where the consummation of the contract would obligate the Fund to deliver an amount of currency that exceeds the value of the Fund's portfolio securities or other assets denominated in that currency. Further, a Fund generally will not enter into a forward contract with a term greater than one year.

     To the extent required by applicable law, a Fund will hold cash or liquid securities in a segregated account with its custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting position. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

FOREIGN CURRENCIES

     Investment in foreign securities will usually involve currencies of foreign countries. In addition, a Fund may temporarily hold foreign currency deposits during the completion of investment programs and may purchase forward contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although a Fund values the Fund's assets daily in terms of U.S. dollars, a Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a cash basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

     Because a Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in U.S. markets. A Fund's share price will reflect movements of the stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which its foreign investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies accounts for part of a Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly.

REAL ESTATE INVESTMENT TRUSTS (REITs)

     Ivy Global Fund may invest in equity real estate investment trusts ("REITs"). A REIT is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such entities are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. By investing in REITs indirectly through a fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

OPTIONS TRANSACTIONS

     OPTIONS, IN GENERAL.   A Fund may engage in transactions in
options on securities and stock indices in accordance with the Fund's stated investment objective and policies. A Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by a Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets.

     A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

     If the writer of an option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.

     A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by a Fund, are taxable as ordinary income. See "Taxation."

     A Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and a Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon a Fund's holding period for the option.

     Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by a Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, a Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

     WRITING OPTIONS ON INDIVIDUAL SECURITIES.  A Fund may write
(sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. A Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of a Fund, the Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

     A Fund may write covered call options as described in the Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. A Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

     As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

     PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. A Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. A Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay. These costs will reduce any profit a Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by a Fund for leverage purposes.

     A Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, a Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. A Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

     PURCHASING AND WRITING OPTIONS ON SECURITIES INDICES. A Fund may purchase and sell (write) put and call options on securities indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Options on indices are similar to options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices have different multipliers.

     When a Fund writes a call or put option on a stock index, the option is "covered", in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash or liquid securities equal to the contract value. A call option is also covered if a Fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities. A put option is also "secured" if a Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities.

     RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists.

There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration.

In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

     A Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See
"Portfolio Turnover."

     A Fund's success in using options techniques depends, among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, time and duration of options.

FUTURES CONTRACTS

     FUTURES, IN GENERAL. A Fund may enter into futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations. When purchasing a futures contract, a Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract.

     When selling a futures contact, a Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract.

     A Fund will only enter into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. A Fund will not enter into a futures contract if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into.



     FOREIGN CURRENCY FUTURES CONTRACTS. A Fund may engage in foreign currency futures contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

     RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.
The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures on securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

     Currency futures contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

     A Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. A Fund will not engage in transactions in futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase.

     An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, a Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

     RISKS OF SECURITIES INDEX FUTURES. A Fund's success in using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

     A Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Insofar as such securities do not duplicate the components of an index, the correlation probably will not be perfect. Consequently, a Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of a Fund's portfolio diverges from the composition of the hedging instrument.

     Although a Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

     Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

     A Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

     When purchasing an index futures contract, a Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by a Fund.

     When selling an index futures contract, a Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

     COMBINED TRANSACTIONS. A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and some combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

     New issues of certain debt securities are often offered on a "when-issued basis," meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. A Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, a Fund will maintain in a segregated account with its custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

RESTRICTED AND ILLIQUID SECURITIES

     An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security on its books. A "restricted security" is a security that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, and is considered to be illiquid until such filing takes place. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where a registration statement is required, a Fund may be required to bear all or part of the registration expenses. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. There may also be a lapse of time between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to do so. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, a Fund will monitor each of its investments in these securities, focusing on factors such as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities. Securities whose proceeds are subject to limitations on repatriation of principal or profits for more than seven days, and those for which market quotations are not readily available, may be deemed illiquid for these purposes.

BORROWING

     Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of a Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk. All borrowings will be repaid before any additional investments are made.

                     INVESTMENT RESTRICTIONS

     A Fund's investment objective, as set forth in the Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to that Fund without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of that Fund. Under these restrictions, each of Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund may not:

     (i) make an investment in securities of companies in any one industry (except obligations of domestic banks or the U.S. Government, its agencies, authorities, or instrumentalities) if such investment would cause investments in such industry to exceed 25% of the market value of the Fund's total assets at the time of such investment; or

     (ii) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except to the extent that shares of the separate classes or series of the Trust may be deemed to be senior securities; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction.

Further, as a matter of fundamental policy, each of Ivy Asia Pacific Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy International Small Companies Fund, Ivy New Century Fund and Ivy Pan-Europe Fund may not:

     (i) purchase securities of any one issuer (except U.S. Government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.

     Further, as a matter of fundamental policy, each of Ivy Asia
Pacific Fund, Ivy China Region Fund, Ivy International Fund II,
Ivy Latin America Strategy Fund and Ivy New Century Fund may not:

     (i) participate in an underwriting or selling group in connection with the public distribution of securities except for its own capital stock.

     Further, as a matter of fundamental policy, each of Ivy
China Region Fund, Ivy Global Science & Technology Fund, Ivy
Latin America Strategy Fund and Ivy New Century Fund may not:

     (i)  purchase securities on margin.

     Further, as a matter of fundamental policy, each of Ivy
China Region Fund, Ivy Global Science & Technology Fund, Ivy
International Fund II, Ivy Latin America Strategy Fund and Ivy
New Century Fund may not:

     (i) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

Further, as a matter of fundamental policy, Ivy Asia Pacific
Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Global Natural
Resources Fund, Ivy International Fund II, Ivy International
Small Companies Fund and Ivy Pan-Europe Fund may not:

     (i) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but Ivy Asia Pacific Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy International Fund II, Ivy International Small Companies Fund and Ivy Pan-Europe Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

     (ii) Make loans, except this restriction shall not prohibit
          (a) the purchase and holding of a portion of an issue of publicly distributed debt securities, (b) the entry into repurchase agreements with banks or broker-dealers, or, with respect to Ivy Asia Pacific Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy International Fund II, Ivy International Small Companies Fund and Ivy Pan-Europe Fund, (c) the lending of the Fund's portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission (the "SEC") and any guidelines established by the Trust's Trustees.

Further, as a matter of fundamental policy, Ivy Canada Fund, Ivy
Global Fund, Ivy Global Natural Resources Fund, Ivy International
Small Companies Fund and Ivy Pan-Europe Fund may not:

     (i) Make investments in securities for the purpose of exercising control over or management of the issuer; or

     (ii) Act as an underwriter of securities, except to the extent that, in connection with the sale of securities, it may be deemed to be an underwriter under applicable securities laws.

Further, as a matter of fundamental policy, each of Ivy Asia Pacific Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Small Companies Fund and Ivy Pan-Europe Fund may not:

     (i) borrow money, except as a temporary measure for extraordinary or emergency purposes, and provided that the Fund maintains asset coverage of 300% for all borrowings.

Further, as a matter of fundamental policy, Ivy Asia Pacific
Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy
International Small Companies Fund and Ivy Pan-Europe may not:

     (i) Invest in real estate, real estate mortgage loans, commodities or interests in oil, gas and/or mineral exploration or development programs, although (a) the Fund may purchase and sell marketable securities of issuers which are secured by real estate, (b) the Fund may purchase and sell securities of issuers which invest or deal in real estate, (c) the Fund may enter into forward foreign currency contracts as described in the Fund's prospectus, and (d) the Fund may write or buy puts, calls, straddles or spreads and may invest in commodity futures contracts and options on futures contracts.

     Further, as a matter of fundamental policy, each of Ivy
China Region Fund, Ivy International Fund II, Ivy Latin America
Strategy Fund and Ivy New Century Fund may not:

     (i) purchase or sell real estate or commodities and commodity contracts.

     Each of Ivy China Region Fund, Ivy International Fund II, Ivy Latin America Strategy Fund and Ivy New Century Fund will continue to interpret fundamental investment restriction (i) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

     Further, as a matter of fundamental policy, each of Ivy
China Region Fund, Ivy Latin America Strategy Fund and Ivy New
Century Fund may not:

     (i)  sell securities short.

     Further, as a matter of fundamental policy, each of Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund may not:

     (i) lend any funds or other assets, except that this restriction shall not prohibit (a) the entry into repurchase agreements, (b) the purchase of publicly distributed bonds, debentures and other securities of a similar type, or privately placed municipal or corporate bonds, debentures and other securities of a type customarily purchased by institutional investors or publicly traded in the securities markets, or (c) the lending of portfolio securities (provided that the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the market value of the securities loaned).

Further, as a matter of fundamental policy, each of Ivy Latin
America Strategy Fund and Ivy New Century Fund may not:

     (i) borrow money, except for temporary or emergency purposes; provided that the Fund maintains asset coverage of 300% for all borrowings.

Further, as a matter of fundamental policy, Ivy China Region Fund may not:

     (i) borrow money, except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made.

Further, as a matter of fundamental policy, Ivy Canada Fund and Ivy Global Fund may not:

     (i) Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Manager (in the case of Ivy Global Fund) or the investment adviser, Mackenzie Financial Corporation (the "Investment Adviser") (in the case of Ivy Canada Fund) for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

     (ii) Borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. All borrowings will be repaid before any additional investments are made;

     (iii)Purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (iv) Purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value) invested in securities restricted as to disposition under the Federal securities laws; or

     (v) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing.

Further, as a matter of fundamental policy, Ivy Canada Fund may not:

     (i) Write or buy puts, calls, straddles or spreads; invest in real estate, real estate mortgage loans, commodities, commodity futures contracts or interests in oil, gas and/or mineral exploration or development programs, although (a) the Fund may purchase and sell marketable securities of issuers which are secured by real estate, (b) the Fund may purchase and sell securities of issuers which invest or deal in real estate, and (c) the Fund may enter into forward foreign currency contracts as described in the Fund's prospectus.

Further, as a matter of fundamental policy, Ivy Global Fund may not:

     (i) purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the restrictions in
          Section 12(d)(1) of the Investment Company Act of 1940
          (the "1940 Act").

Further, as a matter of fundamental policy, Ivy Global Science &
Technology Fund may not:

     (i) participate in an underwriting or selling group in connection with the public distribution of securities, except for its own capital stock, and except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the Federal securities laws;

     (ii) purchase or sell real estate or commodities and commodity contracts; provided, however, that the Fund may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein, and except that, subject to the policies and restrictions set forth in the Prospectus and elsewhere in this SAI,
          (i) the Fund may enter into futures contracts, and options thereon, and (ii) the Fund may enter into forward foreign currency contracts and currency futures contracts, and options thereon; or

     (iii)sell securities short, except for short sales "against the box."

Further, as a matter of fundamental policy, Ivy International
Fund II may not:

     (i) invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities); or

     (ii)purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

     Under the 1940 Act, a Fund is permitted, subject to each Fund's investment restrictions, to borrow money only from banks.
The Trust has no current intention of borrowing amounts in excess of 5% of each of the Fund's assets.

                     ADDITIONAL RESTRICTIONS

     Unless otherwise indicated, each Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, each of Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund may not:

     (i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities", provided, however, that the Fund (except for Ivy Pan-Europe Fund) will not invest more than 10% of its total assets in securities of issuers that are restricted from selling to the public without registration under the Securities act of 1933. Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that a fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid.

Further, as a matter of non-fundamental policy, each of Ivy Asia
Pacific Fund, Ivy China Region Fund, Ivy Global Science &
Technology Fund, Ivy International Fund II, Ivy Latin America
Strategy Fund and Ivy New Century Fund may not:

     (i) invest in oil, gas or other mineral leases or exploration or development programs.

Further, as a matter of non-fundamental policy, each of Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Global Natural Resources Fund, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund may not:

     (i) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder.

Further, as a matter of non-fundamental policy, each of Ivy China
Region Fund, Ivy Global Science & Technology Fund, Ivy
International Fund II, Ivy Latin America Strategy Fund and Ivy
New Century Fund may not:

     (i) invest in companies for the purpose of exercising control of management; or

     (ii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges.

Further, as a matter of non-fundamental policy, each of Ivy
Canada Fund, Ivy Global Fund, Ivy Global Natural Resources Fund,
Ivy International Small Companies Fund and Ivy Pan-Europe Fund may not:

     (i) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs).

Further, as a matter of non-fundamental policy, each of Ivy
Canada Fund, Ivy Global Fund, Ivy International Small Companies
Fund and Ivy Pan-Europe Fund may not:

     (i) purchase or sell real estate limited partnership interests.

     Further, as a matter of non-fundamental policy, each of Ivy
Asia Pacific Fund, Ivy Global Natural Resources Fund, Ivy
International Fund II, Ivy International Small Companies Fund and
Ivy Pan-Europe Fund may not:

     (i) sell securities short, except for short sales "against the box."

     Further, as a matter of non-fundamental policy, each of Ivy
Asia Pacific Fund, Ivy Global Natural Resources Fund, Ivy
International Small Companies Fund and Ivy Pan-Europe Fund may not:

     (i) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account.

Further, as a matter of non-fundamental policy, Ivy Latin America
Strategy Fund may not:

     (i) purchase or retain securities of an issuer if, with respect to 75% of the Fund's total assets, such purchase would result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

     Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the particular Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                ADDITIONAL RIGHTS AND PRIVILEGES

     The Trust offers and (except as noted below) bears the cost of providing to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

     Certain of the rights and privileges described below refer to funds, other than the Funds, whose shares are also distributed by Ivy Mackenzie Distributors, Inc. ("IMDI"). These funds are:
Ivy Growth Fund, Ivy Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund II, Ivy Pan-Europe Fund, Ivy International Bond Fund, Ivy Bond Fund and Ivy Money Market Fund (the other eight series of the Trust). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

     Effective April 18, 1997, Ivy International Fund suspended the offer of its shares to new investors. Accordingly, Advisor
Class shares of Ivy International Fund are not available for purchase.

     As of September 5, 1997, shares of the four funds that comprised Mackenzie Series Trust (a separately registered investment company formerly in the Ivy Mackenzie group of funds) are no longer available for purchase or exchange.

AUTOMATIC INVESTMENT METHOD

     The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $250 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

     As described in the Prospectus, Advisor Class shareholders of each Fund have an exchange privilege with other Ivy Funds (except Ivy International Fund). Before effecting an exchange, shareholders should obtain and read the currently effective prospectus for the fund into which the exchange is to be made.

     Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy fund on the basis of the relative net asset value per Advisor
Class share. The minimum value of Advisor Class shares that may be exchanged into an Ivy fund in which shares are not already held is $10,000. No exchange out of a Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Advisor Class shares of the Fund to less than $10,000. Exchanges are available only in states where the exchange can legally be made.

     Each exchange will be made on the basis of the relative net asset values per share of the Ivy funds involved in the exchange next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

     An exchange of shares between any of the Funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

     With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

RETIREMENT PLANS

     Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

     The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

     Retirement Plan New Account Fee           no fee
     Retirement Plan Annual Maintenance Fee    $10.00 per account

     For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

     The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

     INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Trust may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in a Fund (which primarily distributes exempt-interest dividends).

     An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

     In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. For years before 1997, however, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the working spouse may contribute up to the lesser of $2,250 or 100% of his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than $2,000 is contributed to the IRA of one spouse. Rollover contributions are not subject to these limits.

     An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

     Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated benefi-ciary, if any, or rolled over into another IRA, or, for years after 1996, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax. Extremely large distributions in any one year (other than 1997, 1998 or 1999) from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

     QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

     In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

     A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

     Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
Similar contribution and deduction rules apply to corporate employers.

     Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
(5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(6) rolls over the distribution.

     The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

     DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

     Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled;
(3) uses the withdrawal to pay tax-deductible medical expenses;
(4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

     SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

     SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year. Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if any contributions or benefits are credited to those employees under any other qualified retirement plan maintained by the employer.

SYSTEMATIC WITHDRAWAL PLAN

     A shareholder may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically (minimum distribution amount -- $50), accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder.
To be eligible to elect a Withdrawal Plan, a shareholder must continually maintain an account balance of at least $10,000 in his or her account. Additional investments made by investors participating in a Withdrawal Plan must equal at least $250 each while the Withdrawal Plan is in effect. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

     A redemption under a Withdrawal Plan is a taxable event.
Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

     An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC.

If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal
Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

     Shares may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code.

The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

     With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

                      BROKERAGE ALLOCATION

     Subject to the overall supervision of the President and the Board, IMI (or MFC with respect to Ivy Canada Fund and Ivy Global Natural Resources Fund) places orders for the purchase and sale of each Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions, and, therefore, brokerage commissions are usually not required to be paid by the particular Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI (or MFC for Ivy Canada Fund and Ivy Global Natural Resources
Fund) attempts to deal directly with the principal market makers, except in those circumstances where IMI (or MFC for Ivy Canada Fund and Ivy Global Natural Resources Fund) believes that a better price and execution are available elsewhere.

     Each Fund' investment manager (MFC, for Ivy Canada Fund and Ivy Global Natural Resources Fund, and IMI for all of the other Funds) selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by the investment manager in servicing all of its accounts. In addition, not all of these services may be used by the investment manager in connection with the services it provides to a particular Fund or the Trust. A Fund's investment manager may consider sales of shares of a Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. The investment manager will not, however, execute brokerage transactions other than at the best price and execution.

     During the fiscal year ended June 30, 1994, during the six-month period ended December 31, 1994 and during the fiscal years ended December 31, 1995 and 1996, Ivy Canada Fund paid brokerage commissions of $202,849, $98,390, $79,464 and $102,121, respectively.

     During the fiscal years ended December 31, 1994, 1995 and 1996, Ivy China Region Fund paid brokerage commissions of
$26,579, $70,459 and $62,812, respectively.

     During the fiscal year ended June 30, 1994, during the six-month period ended December 31, 1994, and during the fiscal years ended December 31, 1995 and 1996, Ivy Global Fund paid brokerage commissions of $58,828, $43,367, $96,124 and $90,904, respectively.

     During the period from November 1, 1994 (commencement of operations) to December 31, 1994, Ivy Latin America Strategy Fund and Ivy New Century Fund each paid brokerage commissions of $5,491 and $2,611, respectively. During the fiscal year ended December 31, 1995, Ivy Latin America Strategy Fund and Ivy New Century Fund each paid brokerage commissions of $17,184 and $15,236, respectively. During the fiscal year ended December 31, 1996, Ivy Latin America Strategy Fund and Ivy New Century Fund each paid brokerage commissions of $15,756 and $95,606, respectively.

     During the period from July 22, 1996 (commencement of operations to December 31, 1996) Ivy Global Science & Technology Fund paid brokerage commissions of $37,065. Brokerage commission information is not available for Ivy Asia Pacific Fund, Ivy Global Natural Resources Fund and Ivy International Small Companies Fund, which did not commence operations until January 1, 1997, or for Ivy International Fund II or Ivy Pan-Europe Fund, which did not commence operations until May 13, 1997.

     Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI (MFC, in the case of Ivy Canada Fund and Ivy Global Natural Resources Fund) deems to be a desirable investment for the Fund. While no minimum has been established, it is expected that each the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for the Fund shares with securities and may discontinue accepting securities as payment for the Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each the Fund, and the Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.


                      TRUSTEES AND OFFICERS

     The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                         POSITION
                         WITH THE    BUSINESS AFFILIATIONS
NAME, ADDRESS, AGE       TRUST       AND PRINCIPAL OCCUPATIONS

John S. Anderegg, Jr.    Trustee     Chairman, Dynamics Research
60 Concord Street                    Corp. (instruments and
Wilmington, MA  01887                controls); Director, Burr-
Age: 73                              Brown Corp. (operational
                                     amplifiers); Director,
                                     Metritage Incorporated
                                     (level measuring
                                     instruments); Trustee of
                                     Mackenzie Series Trust
                                     (1992-1997).

Paul H. Broyhill         Trustee     Chairman, BMC Fund, Inc.
800 Hickory Blvd.                    (1983-present); Chairman,
Golfview Park-Box 500                Broyhill Family Foundation,
Lenoir, NC 28645                     Inc. (1983-Present);
Age:  73                             Chairman and President,
                                     Broyhill Investments, Inc.
                                     (1983-present); Chairman,
                                     Broyhill Timber Resources
                                     (1983-present); Management
                                     of a personal portfolio of
                                     fixed-income and equity
                                     investments (1983-present);
                                     Trustee of Mackenzie Series
                                     Trust (1988-1997); Director
                                     of The Mackenzie Funds Inc.
                                     (1988-1995).

Stanley Channick         Trustee     President and Chief
11 Bala Avenue                       Executive Officer, The
Bala Cynwyd, PA 19004                Whitestone Corporation
Age:  73                             (insurance agency);
                                     Chairman, Scott Management
                                     Company (administrative
                                     services for insurance
                                     companies); President, The
                                     Channick Group (consultants
                                     to insurance companies and
                                     national trade
                                     associations); Trustee of
                                     Mackenzie Series Trust
                                     (1994-1997); Director of
                                     The Mackenzie Funds Inc.
                                     (1994-1995).

Frank W. DeFriece, Jr.   Trustee     Director, Manager and Vice
The Landmark Centre                  President, Director and
113 Landmark Lane,                   Fund Manager, Massengill-
Suite B                              DeFriece Foundation
Bristol, TN  37620-2285              (charitable organization)
Age: 76                              (1950-present); Trustee and
                                     Vice Chairman, East
                                     Tennessee Public
                                     Communications Corp. (WSJK-
                                     TV) (1984-present); Trustee
                                     of Mackenzie Series Trust
                                     (1985-1997); Director of
                                     The Mackenzie Funds Inc.
                                     (1987-1995).

Roy J. Glauber           Trustee     Mallinckrodt Professor of
Lyman Laboratory                     Physics, Harvard
of Physics                           University (1974-present);
Harvard University                   Trustee of Mackenzie Series
Cambridge, MA 02138                  Trust (1994-1997).
Age: 71

Michael G. Landry        Trustee     President, Chief Executive
700 South Federal Hwy.   and         Officer and Director of
Suite 300                Chairman    Mackenzie Investment
Raton, FL  33432                     Management Inc. (1987-
Age: 50                              present); President,
[*Deemed to be an                    Director and Chairman of
"interested person"                  Ivy Management Inc. (1992-
of the Trust, as                     present); Chairman and
defined under the                    Director of Ivy Mackenzie
1940 Act.]                           Services Corp.(1993-
                                     present); Chairman and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Director and
                                     President of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994);  Director and
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Trustee of Mackenzie Series
                                     Trust (1987-1997);
                                     President of Mackenzie
                                     Series Trust (1987-1996);
                                     Chairman of Mackenzie
                                     Series Trust (1996-
                                     present).

Joseph G. Rosenthal      Trustee     Chartered Accountant
110 Jardin Drive                     (1958-present); Trustee of
Unit #12                             Mackenzie Series Trust
Concord, Ontario Canada              (1985-1997); Director of
L4K 2T7                              The Mackenzie Funds Inc.
Age: 62                              (1987-1995).

Richard N. Silverman     Trustee     Director, Newton-Wellesley
18 Bonnybrook Road                   Hospital; Director, Beth
Waban, MA  02168                     Israel Hospital; Director,
Age: 73                              Boston Ballet; Director,
                                     Boston Children's Museum;
                                     Director, Brimmer and May
                                     School.

J. Brendan Swan          Trustee     President, Airspray
4701 North Federal Hwy.              International, Inc.;
Suite 465                            Joint Managing Director,
Pompano Beach, FL  33064             Airspray International
Age: 67                              B.V. (an environmentally
                                     sensitive packaging
                                     company); Director of
                                     Polyglass LTD.; Director,
                                     The Mackenzie Funds Inc.
                                     (1992-1995); Trustee of
                                     Mackenzie Series Trust
                                     (1992-1997).

Keith J. Carlson         Trustee     Senior Vice President of
700 South Federal Hwy.   and         Mackenzie Investment
Suite 300                President   Management, Inc. (1996
Boca Raton, FL 33432                 -present); Senior Vice
Age: 40                              President and Director of
[*Deemed to be an                    Mackenzie Investment
"interested person"                  Management, Inc. (1994
of the Trust, as                     -1996); Senior Vice
defined under the                    President and Treasurer of
1940 Act.]                           Mackenzie Investment
                                     Management, Inc. (1989-
                                     1994); Senior Vice
                                     President and Director of
                                     Ivy Management Inc. (1994-
                                     present); Senior Vice
                                     President, Treasurer and
                                     Director of Ivy Management
                                     Inc. (1992-1994); Vice
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Senior Vice President and
                                     Director, Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1993-1996);
                                     Trustee and President of
                                     Mackenzie Series Trust
                                     (1996-1997); Vice President
                                     of Mackenzie Series Trust
                                     (1994-1996); Treasurer of
                                     Mackenzie Series Trust
                                     (1985-1994); President,
                                     Chief Executive Officer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Executive Vice
                                     President and Director of
                                     Ivy Mackenzie Distributors,
                                     Inc. (1993-1994).

C. William Ferris        Secretary/  Senior Vice President,
700 South Federal Hwy.   Treasurer   Chief Financial Officer
Suite 300                            and Secretary/Treasurer
Boca Raton, FL  33432                of Mackenzie Investment
Age: 52                              Management Inc. (1995-
                                     present); Senior Vice
                                     President, Finance and
                                     Administration/Compliance
                                     Officer of Mackenzie
                                     Investment Management Inc.
                                     (1989-1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Clerk of Ivy
                                     Management Inc. (1994-
                                     present); Vice President,
                                     Finance/Administration and
                                     Compliance Officer of Ivy
                                     Management Inc. (1992-
                                     1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Distributors,
                                     Inc. (1994-present);
                                     Secretary/Treasurer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Services
                                     Corp. (1993-1996);
                                     Secretary/Treasurer of The
                                     Mackenzie Funds Inc. (1993-
                                     1995); Secretary/Treasurer
                                     of Mackenzie Series Trust
                                     (1994-1997).

James W. Broadfoot       Vice        Executive Vice President,
700 South Federal Hwy.   President   Ivy Management Inc. (1996-
Suite 300                            present); Senior Vice
Boca Raton, FL  33432                President, Ivy Management,
Age: 54                              Inc. (1992-1996); Director
                                     and Senior Vice President,
                                     Mackenzie Investment
                                     Management Inc. (1995-
                                     present); Senior Vice
                                     President, Mackenzie
                                     Investment Management Inc.
                                     (1990-1995).

     PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

     Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                       COMPENSATION TABLE
                            IVY FUND
              (FISCAL YEAR ENDED DECEMBER 31, 1996)

                                                       TOTAL
                            PENSION OR                 COMPENSA-
                            RETIREMENT                 TION FROM
                            BENEFITS    ESTIMATED      TRUST AND
                 AGGREGATE  ACCRUED AS  ANNUAL         FUND COM-
                 COMPENSA-  PART OF     BENEFITS       PLEX PAID
NAME,            TION       FUND        UPON           TO
POSITION         FROM TRUST EXPENSES    RETIREMENT     TRUSTEES

John S.          $7,419     N/A         N/A            $10,000
 Anderegg, Jr.
(Trustee)

Paul H.          $7,419     N/A         N/A            $10,000
 Broyhill
(Trustee)

Keith J.         $0         N/A         N/A            $0
 Carlson[**]
(Trustee and
 President)

Stanley          $4,949     N/A         N/A            $10,000
  Channick[*]
(Trustee)

Frank W.         $7,419     N/A         N/A            $10,000
 DeFriece, Jr.
(Trustee)

Roy J.           $7,419     N/A         N/A            $10,000
 Glauber[*]
(Trustee)

Michael G.       $0         N/A         N/A            $0
 Landry
(Trustee and
 Chairman of
 the Board)

Joseph G.        $7,419     N/A         N/A            $10,000
 Rosenthal
(Trustee)

Richard N.       $10,000    N/A         N/A            $10,000
 Silverman
(Trustee)

J. Brendan       $7,419     N/A         N/A            $10,000
 Swan
 (Trustee)

C. William       $0         N/A         N/A            $0
 Ferris
 (Secretary/Treasurer)

[*] Appointed as a Trustee of the Trust at a meeting of the Board held on February 10, 1996.

[**] Appointed as a Trustee of the Trust at a meeting of the Board held on December 7, 1996.

     As of October 20, 1997, the Officers and Trustees of the
Trust as a group owned beneficially less than 1% of the outstanding Class A, Class B, Class C and Class I shares of the
Funds.  No Advisor Class shares had been issued as of that date.


            INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

     IMI provides business management and investment advisory services to each Fund (other than Ivy Canada Fund and Ivy Global Natural Resources Fund) pursuant to a Business Management and Investment Advisory Agreement (the "Agreement"). IMI provides business management services to Ivy Canada Fund and Ivy Global Natural Resources Fund pursuant to a Business Management Agreement (the "Management Agreement"). The Agreement (or the Management Agreement, in the case of Ivy Canada Fund and Ivy Global Natural Resources Fund) was approved (i) by the sole shareholder of Ivy China Region Fund on October 23, 1993, (ii) by the sole shareholder of each of Ivy Latin America Strategy Fund and Ivy New Century Fund on October 28, 1994, (iii) by the sole shareholder of each of Ivy Global Fund and Ivy Canada Fund on January 27, 1995, (iv) by the sole shareholder of Ivy Global Science & Technology Fund on July 16, 1996, (v) by the sole shareholder of each of Ivy Asia Pacific Fund, Ivy Global Natural Resources Fund and Ivy International Small Companies Fund on December 13, 1996, and (vi) by the sole shareholder of each of Ivy International Fund II and Ivy Pan-Europe Fund on April 30, 1997. Prior to shareholder approval, the Agreement (or the Management Agreement, in the case of Ivy Canada Fund and Ivy Global Natural Resources Fund) was approved by the Board (including a majority of the Trustees who are neither "interested persons," as defined in the 1940 Act, of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement (the "Independent Trustees")) (i) on August 23, 1993 with respect to Ivy China Region Fund, (ii) on September 17, 1994 with respect to Ivy Latin America Strategy Fund and Ivy New Century Fund, (iii) on September 29, 1994 with respect to each of Ivy Canada Fund and Ivy Global Natural Resources Fund, (iv) on June 8, 1996 with respect to Ivy Global Science & Technology Fund, (v) on December 7, 1996 with respect to each of Ivy Asia Pacific Fund, Ivy Global Natural Resources Fund and Ivy International Small Companies Fund, (vi) on February 8, 1997 with respect to Ivy Pan-Europe Fund, and (vii) on April 29, 1997 with respect to Ivy International Fund II.

     Until January 31, 1995 MIMI served as the manager and investment adviser to Ivy Global Fund and as manager to Ivy Canada Fund, which were then series of The Mackenzie Funds Inc. (the "Company"). On January 31, 1995, MIMI's interest in the Agreement (in the case of Ivy Global Fund) and in the Management Agreement (in the case of Ivy Canada Fund) was assigned by MIMI to IMI, which is a wholly owned subsidiary of MIMI. The provisions of the Agreement and the Management Agreement remain unchanged by IMI's succession to MIMI thereunder. MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the TSE. MIMI is a subsidiary of MFC, 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario and registered in Ontario as a mutual fund dealer whose shares are listed for trading on the TSE. MFC provides investment advisory services to Ivy Canada Fund and Ivy Global Natural Resources Fund pursuant to an Investment Advisory Agreement (the "MFC Agreement"). The MFC Agreement was approved (i) by the sole shareholder of Ivy Canada Fund on January 27, 1995 and (ii) by the sole shareholder of Ivy Global Natural Resources Fund on December 13, 1996. Prior to shareholder approval, the MFC Agreement was approved by the Board (including a majority of Independent Trustees) (i) on September 29, 1994 with respect to Ivy Canada Fund and (ii) on December 7, 1996 with respect to Ivy Global Natural Resources Fund.

     IMI currently acts as manager and investment adviser to the following additional investment companies registered under the 1940 Act: Ivy Growth Fund, Ivy Emerging Growth Fund, Ivy Growth with Income Fund, Ivy Bond Fund, Ivy International Bond Fund and Ivy Money Market Fund.

     The Agreement obligates IMI to make investments for the accounts of each Fund (except Ivy Canada Fund and Ivy Global Natural Resources Fund) in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by these Funds and places orders with brokers or dealers who deal in such securities. The Advisory Agreement obligates MFC to make investments for the account of each of Ivy Canada Fund and Ivy Global Natural Resources Fund, in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus with respect to each of Ivy Canada Fund and Ivy Global Natural Resources Fund, the 1940 Act and the provisions of the Code, relating to regulated investment companies, subject to policy decisions adopted by the Board. MFC also determines the securities to be purchased or sold by each of Ivy Canada Fund and Ivy Global Natural Resources Fund and places orders with brokers or dealers who deal in such securities.

     Under the Agreement (the Management Agreement with respect to Ivy Canada Fund and Ivy Global Natural Resources Fund), IMI also provides certain business management services. IMI is obligated to (1) coordinate with each Fund's Custodian and monitor the services it provides to that Fund; (2) coordinate with and monitor any other third parties furnishing services to each Fund; (3) provide each Fund with necessary office space, telephones and other communications facilities as are adequate for the particular Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the particular Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies. Pursuant to the Management Agreement, IMI is also responsible for reviewing the activities of MFC to insure that each of Ivy Canada Fund and Ivy Global Natural Resources Fund is operated in compliance with each such Fund's investment objectives and policies and with the 1940 Act.

     Ivy Global Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the first $500 million of its average net assets, reduced to 0.75% on average net assets over $500 million.

Each of the other Funds (except Ivy Canada Fund and Ivy Global Natural Resources Fund) pays IMI a monthly fee for providing business management and investment advisory serves at an annual rate of 1.00% of each of the Fund's average net assets. Ivy Canada Fund and Ivy Global Natural Resources Fund each pays IMI a monthly fee for providing business management services at an annual rate of 0.50% of each such Fund's average net assets.

     For advisory services, Ivy Canada Fund and Ivy Global Natural Resources Fund each pays MFC a monthly fee at an annual rate of 0.35% and 0.50%, respectively, of the average net assets of each such Fund. For the fiscal year ended June 30, 1994, for the six-month period ended December 31, 1994 and for the fiscal years ended December 31, 1995 and 1996, Ivy Canada Fund paid MFC fees of $120,495, $54,763, $67,229 and $65,289, respectively.



     During the fiscal years ended December 31, 1994, 1995 and 1996, Ivy China Region Fund paid IMI $193,875, $200,605 and $233,804 respectively (of which IMI reimbursed $1,036, $0 and $0, respectively, pursuant to required expense limitations and of which IMI reimbursed $106,631, $106,085 and $65,675, respectively, pursuant to voluntary expense limitations).

     During the fiscal year ended June 30, 1994 and during the six-month period ended December 31, 1994, MIMI, as investment manager to Ivy Canada Fund and as investment adviser to Ivy Global Fund, when each was a series of the Company, received fees of $172,136 and $78,234, respectively, from Ivy Canada Fund and $155,540 and $107,966, respectively, (of which MIMI reimbursed $34,779 and $15,264, respectively, pursuant to voluntary expense limitations) from Ivy Global Fund. During the fiscal years ended December 31, 1995 and 1996, IMI received fees of $96,041 and $93,270, respectively, from Ivy Canada Fund (of which IMI reimbursed $63,466 and $0, respectively, pursuant to required expense limitations) and $239,963 and $301,433, respectively, from Ivy Global Fund (of which IMI reimbursed $62,242 and $0 pursuant to voluntary expense limitations).

     During the period from November 1, 1994 (commencement of operations) to December 31, 1994 and during the fiscal years ended December 31, 1995 and 1996, Ivy Latin America Strategy Fund paid IMI fees of $1,006, $95,380 and $42,550, respectively (of which IMI reimbursed $13,333, $93,340 and $0, respectively, pursuant to required expense limitations and of which IMI reimbursed $523 and $2,040 and $99,630, respectively, pursuant to voluntary expense limitations) and Ivy New Century Fund paid IMI fees of $912, $91,226 and $109,125, respectively (of which IMI reimbursed $16,415, $87,348 and $0, respectively, pursuant to required expense limitations and of which IMI reimbursed $512, $3,878 and $67,600, respectively, pursuant to voluntary expense limitations).

     During the period from July 22, 1996 (commencement of operations) to December 31, 1996, Ivy Global Science & Technology
Fund paid IMI fees of $20,965 (of which IMI reimbursed $14,813 pursuant to voluntary expense limitations).

     Advisory fee information is not yet available for Ivy Asia
Pacific Fund, Ivy Global Natural Resources Fund and Ivy
International Small Companies Fund, which commenced operations on January 1, 1997, or for Ivy International Fund II or Ivy Pan-
Europe Fund, which commenced operations on May 13, 1997.

     Under the Agreement (or the Management Agreement and the Advisory Agreement with respect to Ivy Canada Fund and Ivy Global Natural Resources Fund), the Trust pays the following expenses:
(1) the fees and expenses of the Trust's Independent Trustees;
(2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
(4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

     IMI currently limits each Fund's (with the exception of Ivy Canada Fund) total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% (1.50% in the case of Ivy International Fund
II) of the Fund's average net assets, which may lower that Fund's expenses and increase its yield. Each Fund's expense limitation may be terminated or revised at any time, at which time its expenses may increase and its yield may be reduced.

     On September 12-13, 1997, the Board (including a majority of the Independent Trustees) (i) approved the continuance of the Agreement with respect to Ivy China Region Fund, Ivy Global Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund and (ii) approved the continuance of the Management Agreement for Ivy Canada Fund. The initial term of the Agreement (or the Management Agreement with respect to Ivy Global Natural Resources
Fund) between IMI and each of Ivy Asia Pacific Fund, Ivy Global Natural Resources Fund and Ivy International Small Companies Fund, which commenced on January 1, 1997, will run for a period of two years from the date of commencement. The initial term of the Agreement between IMI and each of Ivy International Fund II and Ivy Pan-Europe Fund, which commenced on May 13, 1997, will run for a period of two years from the date of commencement.
Each Agreement (or Management Agreement, with respect to Ivy Canada Fund and Ivy Global Natural Resources Fund) will continue in effect with respect to each Fund from year to year, or for more than the initial period, as the case may be, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the particular Fund or
(b) by the vote of a majority of the entire Board. If the question of continuance of the Agreements (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the particular Fund. See "Capitalization and Voting Rights."

     Each Agreement (or Management Agreement with respect to Ivy Canada Fund and Ivy Global Natural Resources Fund) may be terminated with respect to a particular Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of that Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION SERVICES

     IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of the Funds' shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated October 23, 1991, as amended from time to time (the "Distribution Agreement"). The Distribution Agreement was last approved by the Board on August 25, 1996. At a meeting held on February 8, 1997, the Board approved the Distribution Agreement on behalf of Ivy Pan-Europe Fund. At a meeting held on April 29, 1997, the Board approved the Distribution Agreement on behalf of Ivy International Fund II. IMDI distributes shares of the Funds through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Funds on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

     Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

     Each Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. Each Distribution Agreement may be terminated with respect to a particular Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the particular Fund or by a Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. Each Distribution Agreement shall terminate automatically in the event of its assignment.

     IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid (to MIMI, in the case of Ivy Canada Fund and Ivy Global Natural Resources Fund) by a Fund. IMDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of each Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

     A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

     If a Distribution Agreement is terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which it has not been terminated (or have been renewed).

     RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on December 1-2, 1995, the Board adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of each Fund. At a meeting held on December 7, 1996, the Board last approved the Rule 18f-3 plan on behalf of each Fund. At a meeting held on February 8, 1997, the Board adopted the Rule 18f-3 plan on behalf of Ivy Pan-Europe Fund. At a meeting held on April 29, 1997, the Board adopted the Rule 18f-3 plan on behalf of Ivy International Fund II. The key features of the Rule 18f-3 plan are as follows:

(i) shares of each class of a Fund represent an equal pro rata interest in that Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
(ii) subject to certain limitations described in the Prospectus, shares of a particular class of a Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) a Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

CUSTODIAN

     Pursuant to a Custodian Agreement with the Trust, Brown Brothers Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109, maintains custody of the assets of each Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities (Canadian securities, with respect to Ivy Canada Fund and Ivy Global Natural Resources Fund) and cash in the custody of certain eligible foreign banks and securities depositories (and certain eligible Canadian banks and securities depositories, with respect to Ivy Canada Fund and Ivy Global Natural Resources
Fund). Pursuant to those rules, Brown Brothers has entered into subcustodial agreements for the holding of each Fund's foreign securities (and for the holding of Ivy Canada Fund's and Ivy Global Natural Resources Fund's non-Canadian foreign securities).

Similarly, pursuant to those rules, Ivy Canada Fund's and Ivy Global Natural Resources Fund's portfolio securities and cash, when invested in Canadian securities, will be held by its Sub-custodian, The Bank of Nova Scotia. With respect to each Fund, except for Ivy Canada Fund and Ivy Global Natural Resources Fund, Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

     Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for the Funds. As compensation for those services, each Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of a Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

     For the fiscal year ended June 30, 1994, for the six-month period ended December 31, 1994 and for the fiscal years ended December 31, 1995 and 1996, Ivy Canada Fund paid MIMI $32,492, $16,442, $32,399 and 33,091, respectively, under the agreement. During the fiscal years ended December 31, 1994, 1995 and 1996, Ivy China Region Fund paid MIMI $32,137, $32,653 and $35,038, respectively, under the agreement. For the fiscal year ended June 30, 1994, for the six-month period ended December 31, 1994 and for the fiscal years ended December 31, 1995 and 1996, Ivy Global Fund paid MIMI $31,448, $15,957, $32,982 and 34,802, respectively, under the agreement. During the period from July 22, 1996 (commencement of operations) to December 31, 1996, Ivy Global Science & Technology Fund paid MIMI $9,171 under the agreement. Prior to April 1, 1994, the Fund utilized an unrelated entity for fund accounting and pricing services. Such fees and expenses for the fiscal year ended December 31, 1994 totalled $88,790. During the period from November 1, 1994 (commencement of operations) to December 31, 1994 and during the fiscal years ended December 31, 1995 and 1996, Ivy Latin America Strategy Fund paid MIMI $2,505, $15,094 and $16,731, respectively, under the agreement. During the period from November 1, 1994 (commencement of operations) to December 31, 1994 and during the fiscal years ended December 31, 1995 and 1996, Ivy New Century Fund paid MIMI $2,505, $15,112 and $25,951, respectively, under the agreement.

      No payments were made by Ivy Asia Pacific Fund, Ivy Global Natural Resources Fund and Ivy International Small Companies Fund, which commenced operations on January 1, 1997, or Ivy International Fund II and Ivy Pan-Europe Fund, which commenced operations on May 13, 1997.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for each Fund. Under the Agreement, each Fund pays a monthly fee at an annual rate of $20.00 per open Advisor Class account. In addition, each Fund pays a monthly fee at an annual rate of $4.48 per account that is closed plus certain out-of-pocket expenses. Certain broker-dealers that maintain shareholder accounts with a Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

     Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to each Fund. As compensation for these services, each Fund pays MIMI a monthly fee at the annual rate of .10% of the average daily net asset value of its Advisor Class shares.

AUDITORS

     Coopers & Lybrand L.L.P., independent certified public accountants, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, Florida 33301, has been selected as auditors for the Trust. The audit services performed by Coopers & Lybrand L.L.P., include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the Funds' tax returns.

                CAPITALIZATION AND VOTING RIGHTS

     The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share).

When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of a Fund has preemptive rights or subscription rights.

      The Amended and Restated Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized eighteen series, each of which represents a fund.

The Trustees have further authorized the issuance of Classes A, B, C, and the Advisor Class for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Fund II, Ivy International Bond Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund, Ivy New Century Fund and Ivy Pan-Europe Fund, as well as Class I shares for Ivy Bond Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund and Ivy International Small Companies Fund, and Class D for Ivy Growth with Income Fund. [FN][The Class D shares of Ivy Growth with Income Fund were initially issued as "Ivy Growth with Income Fund -- Class C" to shareholders of Mackenzie Growth & Income Fund, a former series of the Company, in connection with the reorganization between that fund and Ivy Growth with Income Fund and not offered for sale to the public. On February 29, 1996, the Trustees of the Trust resolved by written consent to establish a new class of shares designated as "Class C" for all Ivy Fund portfolios and to redesignate the shares of beneficial interest of "Ivy Growth with Income Fund-- Class C" as shares of beneficial interest of "Ivy Growth with Income Fund--Class D," which establishment and redesignation, respectively, became effective on April 30, 1996. The voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions of the Class D shares of Ivy Growth with Income Fund, as set forth in Ivy Fund's Declaration of Trust, as amended from time to time, will not be changed by this redesignation.]

     Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).

Shareholders of a Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of a Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

     As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that Fund (or of the Trust).

     With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of that Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

     The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

     The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

     To the knowledge of the Trust, as of September 30, 1997, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding Class A shares, except that of the outstanding Class A shares of Ivy Asia Pacific Fund, Mackenzie Investment Management Inc., 700 S. Federal Hwy., Suite 300, Boca Raton, FL 33432, owned of record 12,933.551 shares (28.28%), Merill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 3,172.000 shares (6.93%), and Wedbush Morgan Securities, 1000 Wilshire Blvd., Los Angeles, CA 91208, owned of record 2,673.000 shares (5.84%); and except that of the outstanding Class A shares of Ivy China Region Fund, Resources Trust Company, P.O. Box 3865, Englewood, CO 80155-3865, owned of record 231,878.862 shares (12.98%); and except that of the outstanding Class A shares of Ivy Global Science & Technology Fund, Donaldson Lufkin Jenrette Securities Corporation, Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 148,724.187 shares (20.74%); and except that at the outstanding Class A shares of Ivy International Fund, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104, owned of record 15,854,513.288 shares (37.05%), and Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 2,152,658.000 shares (5.03%);and except that of the outstanding Class A shares of Ivy International Fund II, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 386,950.000 shares (27.84%), and Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104, owned of record 177,531.815 shares (12.77%); and except that of the outstanding Class A shares of Ivy International Small Companies Fund, Donaldson Lufkin Jenrette Securities Corporation, Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 26,599.450 shares (22.27%), Mackenzie Investment Management Inc., 700 S. Federal Hwy., Suite 300, Boca Raton, FL,33432,owned of record 10,001.000 shares (8.37%), and Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 6,484.000 shares (5.43%); and except that of the outstanding Class A shares of Ivy Latin America Strategy Fund, Donaldson Lufkin Jenrette Securities Corporation, Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 87,948.203 shares (15.25%), and Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 58,401.000 shares (10.13%); and except that of the outstanding Class A shares of Ivy New Century Fund, Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104, owned of record 94,236.910 shares (6.28%); and except that of the outstanding Class A shares of Ivy Pan-Europe Fund, Mackenzie Investment Management Inc., 700 S. Federal Hwy. Suite 300, Boca Raton, FL 33432, owned of record 15,001.000 shares (73.47%), and Resources Trust Company, P.O. Box 5900, Denver, CO 80217, owned of record 4,428.698 shares (21.69%).

     To the knowledge of the Trust, as of September 30, 1997, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding Class B shares, except that of the outstanding Class B shares of Ivy Asia Pacific Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 44,345.000 shares (69.58%), and Edward M. Kern & Gayla D. Kern TTEES, 2290 Montagne Drive, Florissant, MO 63033, owned of record 3,803.298 shares (5.96%); and except that of the outstanding Class B shares of Ivy Bond Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 179,994.520 shares (17.47%); and except that of the outstanding Class B shares of Ivy Canada Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 31,340.000 shares (14.39%), and JW Charles Clearing Corp. FBO Joseph Zerger IRA, 1550 E. Oakland Park Blvd., Fort Lauderdale, FL 33334-4425, owned of record 14,588.638 shares (6.70%); and except that of the outstanding Class B shares of Ivy China Region Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 113,303.000 shares (11.01%); and except that of the outstanding Class B shares of Ivy Emerging Growth Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 315,393.000 shares (17.72%); and except that of the outstanding Class B shares of Ivy Global Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 79,574.000 shares (8.65%); and except that of the outstanding Class B shares of Ivy Global Natural Resources Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 97,278.000 shares (38.06%); and except that of the outstanding Class B shares of Ivy Growth Fund, IBT CUST IRA FBO Glenn E. Pattyson, P.O. Box 11, Terrace Bay, Ontario, Canada, POT 2W0, owned of record 16,058.530 shares (7.17%); and except that of the outstanding Class B shares of Ivy International Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 6,824,811.000 shares (46.42%); and except that of the outstanding Class B shares of Ivy International Fund II, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 2,978,451.050 shares (65.23%); and except that of the outstanding Class B shares of Ivy International Small Companies Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 27,529.000 shares (28.18%), and Painewebber FBO Rockingham Newspapers, Inc., 1050 Wildcrest Drive, Houston, TX 77042, owned of record 11,451.000 shares (11.72%); and except that of the outstanding Class B shares of Ivy Latin America Strategy Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 122,615.000 shares (33.98%), and Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303, owned of record 24,270.747 shares (6.72%); and except that of the outstanding Class B shares of Ivy Money Market Fund, Molly Kaufman, TTEE, 19987 Moran Lane, Saratoga, CA 95070, owned of record 278,684.220 shares (12.89%), Painewebber, 2030 Fransworth Drive, Nashville, TN 37205, owned of record 126,516.230 shares (5.85%), and Smith Barney, Inc., 388 Greenwich Street, New York, NY 10013, owned of record 121,470.440 shares (5.62%); and except that of the outstanding Class B shares of Ivy New Century Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 442,486.000 shares (34.38%); and except that of the outstanding Class B shares of Ivy Pan-Europe Fund, Charles Kraft & Florence Kraft TTEES, 11605 NE 36th Court, Vancouver, WA 98686, owned of record
616.740 shares (69.78%), and Rose M. Novak & Martin T Novak, 2009 Ardin Drive, Jeffersonville, PA 19403, owned of record 267.058 shares (30.21%).

     To the knowledge of the Trust, as of September 30, 1997, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding Class C shares, except that of the outstanding Class C shares of Ivy Asia Pacific Fund, The Ohio Company FBO Mansbach, G., 155 East Broad Street, Columbus, KY 41105, owned of record 24,390.244 shares (80.02%), and Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 2,479.000 shares (8.19%);

and except that of the outstanding Class C shares of Ivy Bond Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 131,013.000 shares (47.60%), and CTY Carbonic Sales and SVC, Inc., Louis Morgan, P.O. Box 25842, Oklahoma City, OK 73125, owned of record 18,618.307 shares (6.76%); and except that of the outstanding Class C shares of Ivy Canada Fund, Francisco Rodriguez Carreras & Louis Rodriguez Aguilar, c/o Zarlene Imports, 1550 E. Oakland Park Blvd., Fort Lauderdale, FL 33334-4425, owned of record 30,731.72 shares (54.11%), Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 12,181.000 shares (21.45%), and JW Charles Clearing Corp. FBO Giancarlo Dimizio IRA, 4900 N. Ocean Blvd, #1107, Fort Lauderdale, FL 33308, owned of record 3,737.544 shares (6.58%); and except that of the outstanding Class C shares of Ivy China Region Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 33,344.000 shares (28.77%), and The Ohio Company FBO Gerald Mansbach, 155 E. Broad Street, Columbus, OH 43215, owned of record 26,790.606 shares (23.12%); and except that of the outstanding Class C shares of Ivy Emerging Growth Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 113,748.000 shares (31.38%); and except that of the outstanding Class C shares of Ivy Global Fund, The Ohio Company FBO, Mansbach G, 155 E. Broad Street, Columbus, OH 43215, owned of record 19,409.938 shares (29.78%), and Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 12,345.000 shares (18.94%), Painewebber, FBO Regina J. Nolan, 1021 St. Gregory Street, Cincinnati, OH 45202, owned of record 4,629.630 shares (7.10%), Linda Powers Kunze and Tod John Kunze, 10214 Old Orchard, Brecksville, OH 44141, owned of record 3,742.515 shares (5.74%), and Smith Barney,Inc., 388 Greenwich Street, New York, NY 10013, owned of record 3,371.185 shares (5.17%); and except that of the outstanding Class C shares of Ivy Global Natural Resources Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 4,504.000 shares (46.08%), Painewebber FBO John L. Hammons, P.O. Box 3321, Weehawken, NJ 07087-8154, owned of record 1,014.370 shares (10.37%), and Anthony L. Bassano & Marie E. Bassano, 8934 Bari Court, Port Richey, FL 34668, owned of record
922.509 shares (9.43%), and The Ohio Company, FBO H.M. Miller, 155 E. Broad Street, Columbus, OH 45429, owned of record 516.796 shares (5.28%); and except that of the outstanding Class C shares of Ivy Global Science & Technology Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 30,407.000 shares (8.45%); and except that of the outstanding Class C shares of Ivy Growth Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 2,484.000 shares (36.29%), Rafter L. Cattle Co., HCR 77 #441,
Uvalde, TX 78801, owned of record 2,460.130 shares (35.94%), Martin S. Sawyer & Ruth C. Sawyer TTEE, 2301 Fremont Drive, Sarasota, FL 34238-3016, owned of record 506.023 shares (7.39%), and Painewebber FBO William G. Thomas, P.O. Box 3321, Weehawken, NJ 07087-8154, owned of record 389.000 shares (5.68%); and except that of the outstanding Class C shares of Ivy Growth With Income Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 3,389.000 shares (16.38%), Anthony L. Bassano & Marie E. Bassano, 8934 Bari Court, Port Richie, FL 34668, owned of record 2,842.845 shares (13.74%), IBT CUST IRA FBO Vytautas Snieckus, 1250 E. 276th Street, Euclid, OH 44132, owned of record 2,349.000 shares (11.35%), IBT CUST 403(B) FBO Carol E. Greivell, 8629 N. Servite #109, Milwaukee, WI 53223, owned of record 1,872.713 shares (9.05%), Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 1,476.436 shares (7.13%), IBT CUST 403(B) FBO Helen Jankowski, 41993 VIA Renate, Temecula, CA 92591, owned of record 1,253.543 shares (6.05%), and Marsha L. Yarbrough, RT 2 Box 548, West Blocton, AL 36184, owned of record 1,238.917 shares (5.98%); and except that of the outstanding Class C shares of Ivy International Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 2,961,991.000 shares (65.74%); and except that of the outstanding Class C shares of Ivy International Fund II, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 1,906,033.000 shares (69.71%); and except that of the outstanding Class C shares of Ivy International Small Companies Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 130,453.000 shares (71.53%), and The Ohio Company, FBO Gerald Mansbach, 155 E. Broad Street, Columbus, OH 43215, owned of record 24,727.992 shares (13.55%); and except that of the outstanding Class C shares of Ivy Latin America Strategy Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 35,640.000 shares (67.86%), and Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303, owned of record 2,956.167 shares (5.62%); and except that of the outstanding Class C shares of Ivy Money Market Fund, IBT CUST IRA FBO Randall Schlagel, 3619 Pauly Lane, St. Bonifacious, MN 55375, owned of record 15,238.030 shares (33.95%), IBT CUST IRA FBO David J. Esler, 160 Arrowhead #3, Mukwonago, WI 53149, owned of record 8,015.010 shares (17.85%), Lori K. Murphy, 2340 A. North 70th Street, Wauwatosa, WI 53213, owned of record 6,331.460 shares (14.10%), Stanley M. Collum & Linda F. Collum, 4817 Wolf Lane, Yukon, OK 73099, owned of record 3,737.310 shares (8.32%), Louisa Z. Bradley, 2500 N. Glade Suite 102, Bethany, OK 73009-4921, owned of record 3,028.920 shares (6.74%), and Varghese Pallath & Susamma Pallath, 431 Wildrose Avenue, Bergenfield, NJ 07621-3411, owned of record 2,585.900 shares (5.76%); and except that of the outstanding Class C shares of Ivy New Century Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246, owned of record 114,395.000 shares (29.95%).

     To the knowledge of the Trust, as of September 30, 1997, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding Class I shares, except that of the outstanding Class I shares of Ivy International Fund, The John E. Fetzer Institute, Inc., 9292 W. KL Ave, Kalamazoo, MI 49009, owned of record 446,603.062 shares (16.15%), Lynspen and Company, 420 North 20th Street, Birmingham, AL 35203, owned of record 324,765.135 shares (11.74%), State Street Bank TTEE FBO Allison Engines, 200 Newport Ave, 7th Floor, North Quincy, MA 02171, owned of record 283,870.900 shares (10.26%), Enele Co. FBO Washington State Power Co., 1211 SW 5th Avenue, Suite 1900, Portland, OR 97204, owned of record 226,137.319 shares (8.17%), Vernat Company, P.O. Box 669, Rutland, VT 05702, owned of record 223,837.824 shares (8.09%), David & Co., P.O. Box 188,
Murfreesboro, TN 37133-0188, owned of record 172,479.335 shares (6.23%), and S. Mark Taper Foundation, 12011 San Vicente Blvd., Suite 400, Los Angeles, CA 90049, owned of record 153,271.003 shares (5.54%).

     Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust. However, because the Prospectus pertains to more than one Fund, it is possible that one of the Funds to which the Prospectus pertains might become liable for any misstatement, inaccuracy, or incomplete disclosure in the Prospectus concerning any other Fund to which the Prospectus pertains.

                         NET ASSET VALUE

     The share price, or value, for the separate Classes of shares of a Fund is called the net asset value per share. The net asset value per share of a Fund is computed by dividing the value of the assets of that Fund, less its liabilities, by the number of shares of the particular Fund outstanding. For purposes of determining the aggregate net assets of a Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost, which approximates money market value.

     A Fund's liabilities are allocated between its Classes. The total of such liabilities allocated to a Class plus that Class's distribution fee and any other expenses specially allocated to that Class are then deducted from the Class's proportionate interest in that Fund's assets, and the resulting amount for each Class is divided by the number of shares of that Class outstanding to produce the net asset value per share.

     Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time), every Monday through Friday (exclusive of national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Funds' Custodian or the Exchange close early as a result of such day being a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

     When a Fund writes an option, an amount equal to the premium received by that Fund is included in that Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

     The premium paid by a Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of that Fund's Statement of Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If a Fund exercises a call option which it has purchased, the cost of the security which that Fund purchased upon exercise will be increased by the premium originally paid.

     The sale of shares of a Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the best interest of the particular Fund to do so.

                       PORTFOLIO TURNOVER

     Each Fund purchases securities that are believed to have above average potential for capital appreciation. Common stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, a Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by that Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining a Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. The annual portfolio turnover rates for the Funds are provided in the Prospectus under "The Funds' Financial Highlights."

                           REDEMPTIONS

     Shares of each Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC.

     Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of a Fund.

     Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of that Fund taken at current values. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of that Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

     The Trust may redeem those Advisor Class accounts of shareholders who have maintained an investment of less than $10,000 in a Fund for a period of more than 12 months. All Advisor Class accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $10,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

     If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

     Each Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                            TAXATION

     The following is a general discussion of certain tax rules thought to be applicable with respect to the Funds. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Funds.

     Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) for taxable years beginning before 1998, derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the particular Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) (the "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the particular Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the particular Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the particular Fund in October, November or December of the year with a record date in such a month and paid by that Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Some of the options, futures and foreign currency forward contracts in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     The transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Fund's taxable year, if certain conditions are met.

     The 30% Limitation and the diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures and forward contracts.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

     Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

     A Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. A Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

     If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by a Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by a Fund.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of a Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, may be eligible for reduced federal tax rates, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in a Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

     Income received by a Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

     If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to that Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by a Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

     Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from a Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares of the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend.

     The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

     Each Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the particular Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the particular Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

     Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.
This discussion does not purport to deal with all of the tax consequences applicable to a Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                     PERFORMANCE INFORMATION

     Comparisons of a Fund's performance may be made with respect to various unmanaged indices (including the TSE 300, S&P 100, S&P 500, Dow Jones Industrial Average and Major Market Index) which assume reinvestment of dividends, but do not reflect deductions for administrative and management costs. A Fund also may be compared to Lipper's Analytical Reports, reports produced by a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or to Wiesenberger Reports. Lipper Analytical Services does not include sales charges in computing performance. Further information on comparisons is contained in the Prospectus. Performance rankings will be based on historical information and are not intended to indicate future performance.

     In addition, the Trust may, from time to time, include the average annual total return and the cumulative total return of shares of a Fund in advertisements, promotional literature or reports to shareholders or prospective investors.

     AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific Class of shares of a Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that Class of a Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

          P(1 + T){superscript n} = ERV

Where:    P    =    a hypothetical initial payment of $1,000 to
                    purchase shares of a specific Class

          T    =    the average annual total return of shares of
                    that Class

          n    =    the number of years

          ERV  =    the ending redeemable value of a hypothetical
                    $1,000 payment made at the beginning of the period.

     For purposes of the above computation for a Fund, it is assumed that all dividends and capital gains distributions made by a Fund are reinvested at net asset value in additional Advisor Class shares during the designated period. Standardized Return quotations for the Funds do not take into account any required payments for federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

     A Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

     CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific Class of shares of a Fund for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in the Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of a Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

          C = (ERV/P) - 1

Where:    C    =    cumulative total return

          P    =    a hypothetical initial investment of $1,000
                    to purchase shares of a specific Class

          ERV  =    ending redeemable value:  ERV is the value,
                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

     OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

     Performance quotations for a Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding a Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of a Fund's shares and the risks associated with a Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

     The Funds may also cite endorsements or use for comparison their performance rankings and listings reported in such newspapers or business or consumer publications as, among others:

AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                      FINANCIAL STATEMENTS

     The following financial information is incorporated by reference into this SAI: (1) each Fund's Portfolio of Investments as of December 31, 1996, Statement of Assets and Liabilities as of December 31, 1996, Statement of Operations for the fiscal year ended December 31, 1996 (for the period from July 22, 1996 (commencement of operations) to December 31, 1996 for Ivy Global Science & Technology Fund), Statement of Changes in Net Assets for the fiscal years ended December 31, 1996 and December 31, 1995 (for the period from July 22, 1996 (commencement of operations) to December 31, 1996 for Ivy Global Science & Technology Fund), Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, which are included in the Fund's December 31, 1996 Annual Report to shareholders; (2) each Fund's Portfolio of Investments as of June 30, 1997, Statement of Assets and Liabilities as of June 30, 1997, Statement of Operations for the six months ended June 30, 1997 (for the period from May 13, 1997 (commencement of operations) through June 30, 1997 for both Ivy International Fund II and Ivy Pan-Europe Fund), Financial Highlights and Notes to Financial Statements, which are included in the Fund's June 30, 1997 Semi-Annual Reports to shareholders; (3) the Statement of Assets and Liabilities for each of Ivy Asia Pacific Fund, Ivy Global Natural Resources Fund and Ivy International Small Companies Fund as of December 10, 1996 (and the Notes thereto);
(4) the Statement of Assets and Liabilities for each of Ivy International Fund II and Ivy Pan-Europe Fund as of April 28, 1997 (and the Notes thereto); and (5) the Statements of Assets and Liabilities as of September 30, 1997, the Statements of Operations for the Period from May 13, 1997 (commencement of operations) to September 30, 1997, the Statements of Changes in Net Assets for the Period from May 13, 1997 (commencement of operations) to September 30, 1997 for each of Ivy International Fund II and Ivy Pan-Europe Fund (and the Notes thereto).


                           APPENDIX A

    DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND
 MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                    COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue  (Moody's
Investors Service, New York, 1994), and "Standard & Poor's
Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
York, 1994).]

MOODY'S:

     (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Bonds rated Baa by Moody's are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

     Bonds which are rated Caa are of poor standing.   Such
issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity;
(5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
(8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

S&P:

     (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issues rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

     Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment.


                           APPENDIX B

              SELECTED ECONOMIC AND MARKET DATA FOR
             ASIA PACIFIC AND CHINA REGION COUNTRIES

     The information set forth in this Appendix has been extracted from various government and private publications. Ivy China Region Fund and the Trust's Board of Trustees make no representation as to the accuracy of such information, nor has the Fund or the Trust's Board of Trustees attempted to verify it.

     The China Region, one of the fastest growing areas of the world, is diverse, dynamic and evolving. In terms of population, this region is almost six times the size of the United States.

     Countries in this region are at various stages of economic development. Hong Kong and Singapore are at a more advanced stage of economic growth while countries such as Indonesia and China are at the early stages of economic development. GDP per capita data presented below illustrates this point. The following table shows the GDP, population and per capita GDP of the China Region countries and, for comparison purposes, the United States.

                              1996


                    GDP ($US       POPULATION     PER CAPITA
                    BILLIONS)      (MILLIONS)     GDP ($US)
                    ---------      ---------      ---------
Hong Kong           144.1          5.7            25,281
Korea               455.6          43.4           10,498
Singapore           81.5           2.7            30,185
Taiwan              237.7          20.6           11,539
Thailand            166.5          54.5           30,055
Malaysia            84.1           17.6           4,778
Indonesia           170.7          179.4          952
Philippines         74.1           60.6           1,223
China               672.4          1,160.04       580
China Region        2,086.7        1,544.54       1,351
USA                 7,080.0        248.7          28,468

Source: International Marketing Data and Statistics, 21st Ed.
(Euromonitor 1997).

     Total GDP for the China Region was about $2.1 billion in 1995, approximately twenty nine percent of the GDP of the United States. Year over year growth in GDP for the China Region is significant, averaging 14.13% for the five-year period 1991-1995 compared with only 5.10% for the United States for the same period. The following tables show the annual change in GDP and inflation, as measured by the Consumer Price Indexes (CPI), in 1991-1995 and the average for the five-year period 1991-1995.

                CHANGE IN GROSS DOMESTIC PRODUCT

                                                       AVERAGE
               1991    1992    1993    1994    1995    1991-95
               -----   -----   -----   -----   ------  -------
Hong Kong      14.76%  16.58%  15.17%  13.55%  9.33%   13.88%
Korea          20.16%  11.43%  11.13%  14.17%  15.18%  14.41%
Singapore      11.88%  7.12%   14.52%  14.04%  9.63%   11.44%
Taiwan         11.69%  10.95%  10.06%  3.14%   3.91%   7.95%
Thailand       14.97%  12.47%  11.89%  13.60%  15.21%  13.63%
Malaysia       11.85%  14.07%  10.32%  13.68%  13.83%  12.75%
Indonesia      16.29%  14.26%  26.89%  14.99%  1.01%   14.69%
Philippines    15.86%  8.30%   9.13%   14.84%  12.48%  12.12%
China          14.20%  18.97%  30.64%  39.58%  28.29%  26.34%
United States  3.63%   5.19%   5.37%   6.23%   5.07%   5.10%

Sources: International Marketing Data and Statistics, 21ST Ed.
(Euromonitor 1997).

                CHANGE IN CONSUMER PRICE INDEXES

                                                       AVERAGE
               1991    1992    1993    1994    1995    1991-95
               -----   -----   -----   -----   -----   -------
Hong Kong      11.6%   9.3%    8.6%    8.1%    8.7%    9.26%
Korea          9.7%    6.2%    4.8%    6.3%    4.5%    6.30%
Singapore      3.5%    2.3%    2.4%    3.0%    1.7%    2.58%
Taiwan         3.6%    4.5%    2.9%    4.5%    3.7%    3.84%
Thailand       5.7%    4.1%    3.6%    5.1%    7.3%    5.16%
Malaysia       4.4%    4.8%    3.4%    3.7%    5.3%    4.32%
Indonesia      9.2%    7.5%    9.7%    8.5%    9.4%    8.86%
Philippines    18.7%   8.9%    7.6%    9.1%    11.2%   11.10%
China          5.1%    6.7%    9.1%    24.2%   16.9%   12.40%
United States  4.2%    3.0%    3.0%    2.6%    2.8%    3.12%

Sources: OECD Economic Outlook, June 1996, Vol. 59; Key
Indicators and Developing Asian & Pacific Countries, 1994, Volume
XXV; Emerging Stock Market Factbook 1996.

     As the economic in the China Region have experienced different levels of growth, so too have their stock markets. The following tables show the capitalization of the stock markets, and the changes in stock prices as measured by the local stock indexes.

           STOCK MARKET CAPITALIZATION ($US MILLIONS)

               1991      1992      1993      1994      1995
               -------   -------   -------   -------   -------
China          2,028     18,255    40,567    43,521    42,055
Hong Kong      121,689   170,793   381,459   267,331   301,065
Korea          96,373    107,448   139,420   191,778   181,955
Singapore      58,520    61,180    147,810   177,670   203,230
Taiwan         124,864   101,124   195,198   247,325   187,206
Thailand       35,815    58,259    130,510   131,479   141,507
Malaysia       58,627    94,004    220,328   199,276   222,729
Indonesia      6,823     12,038    32,953    47,241    66,585
Philippines    10,197    13,794    40,327    55,519    58,859

Sources: World Stock Exchange Factbook, 1997; Emerging Stock
Markets Factbook, 1996; Hong Kong Stock Exchange Market.

               ANNUAL PERCENTAGE CHANGES IN LOCAL
                      STOCK MARKET INDEXES

               1991      1992      1993      1994      1995
               ------    ------    ------    ------    ------
China          192.8%    -12.9%    6.8%      -22.30%   -14.3%
Hong Kong      -42.0%    -28.3%    -115.7%   31.1      -23.0%
Korea          -12.2%    11.0%     27.7%     18.6%     -14.1%
Singapore      25.1%     -2.4%     59.2%     -15.1%    4.09%
Taiwan         1.6%      -26.6%    79.8%     17.4%     -27.4%
Thailand       16.1%     25.6%     88.4%     -19.2%    -5.8%
Malaysia       9.9%      15.8%     98.0%     -23.8%    2.5%
Indonesia      -40.8%    10.9%     114.6%    -20.2%    9.4%
Philippines    76.7%     9.1%      154.4%    -12.8%    -6.9%

Sources: Emerging Stock Market Factbook, 1996; Hong Kong Stock
Exchange.

     Equity valuations in the China Region, as measured by price/earnings ratios, also vary from country to country according to economic growth forecasts, corporate earnings growth forecasts, the outlook for inflation, exchange rates and overall investor sentiment.

                      PRICE/EARNINGS RATIOS

               1991      1992      1993      1994      1995
               -----     -----     -----     -----     -----
Hong Kong      13.8      12.9      16.7      13.1      13.7
Korea          21.3      21.4      25.1      34.5      19.8
Singapore      19.5      19.2      24.7      30.4      23.3
Taiwan         22.3      16.6      34.7      36.8      21.4
Thailand       12.0      13.9      27.5      21.2      21.7
Malaysia       21.3      21.8      43.5      29.0      25.1
Indonesia      11.6      12.2      28.9      20.2      19.8
Philippines    11.3      14.1      38.8      30.8      19.0

Sources: World Stock Exchange Factbook, 1996; Emerging Stock
Market Factbook, 1996.

     The following table shows changes in the exchange rate of the currency of each China Region country relative to the U.S.
dollar for the years ended December 31, 1991-1995.

         CURRENCY MOVEMENTS VERSUS US DOLLAR (% CHANGE)

                     YEAR ENDED DECEMBER 31,
    --------------------------------------------------------
                  1991      1992      1993      1994      1995
                  ------    -----     ------    ------    -----
Hong Kong         0.23%     0.39%     0.06%     0.13%     0.13%
Korea             -6.19%    -3.91%    -2.50%    2.43%     0.16%
Singapore         6.53%     -0.88%    2.24%     9.16%     3.18%
Taiwan            4.24%     1.29%     -4.73%    0.27%     -3.8%
Thailand          0.99%     -1.76%    0.04%     1.47%     -0.34%
Malaysia          -0.82%    3.88%     2.98%     5.18%     0.57%
Indonesia         -5.03%    -4.00%    -1.92%    -4.52%    -4.03%
Philippines       3.86%     2.10%     -5.47%    9.63%     -7.5%
China (Official)  -4.06%    -5.84%    -0.84%    -45.6%    1.53%

Sources: International Financial Statistics, Volume L, Number 4,
April 1997; Emerging Stock Market Factbook, 1996.


                   IVY INTERNATIONAL BOND FUND

                           a series of

                            IVY FUND
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432

               STATEMENT OF ADDITIONAL INFORMATION
                      ADVISOR CLASS SHARES

                          January 1, 1998

_________________________________________________________________


     Ivy Fund (the "Trust") is an open-end management investment company that currently consists of eighteen fully managed portfolios, each of which (except for the Fund and Ivy Latin
America Strategy Fund) is diversified.  This Statement of
Additional Information ("SAI"), relates to the Advisor Class shares of Ivy International Bond Fund (the "Fund").

     This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund's Advisor Class shares dated January 1, 1998 (the "Prospectus"), which may be obtained upon request and without charge from the Distributor at the address and telephone number printed below. Advisor Class shares are only offered to certain investors (see the Prospectus). The Fund also offers Class A, Class B and Class C shares, which are described in a separate prospectus and statement of additional information that may be obtained from the Distributor.


                       INVESTMENT MANAGER

                  Ivy Management, Inc. ("IMI")
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432
                    Telephone: (800) 777-6472

                           DISTRIBUTOR

                Ivy Mackenzie Distributors, Inc.
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                   Boca Raton, Florida  33432
                    Telephone: (800) 456-5111


                        TABLE OF CONTENTS

                                                             PAGE

 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
     . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
     FOREIGN SECURITIES. . . . . . . . . . . . . . . . . . . .  2
     FOREIGN CURRENCIES. . . . . . . . . . . . . . . . . . . .  3
     FORWARD FOREIGN CURRENCY CONTRACTS. . . . . . . . . . . .  4
     . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
     WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS. . .  5
     ZERO COUPON BONDS . . . . . . . . . . . . . . . . . . . .  6
     RESTRICTED AND ILLIQUID SECURITIES. . . . . . . . . . . .  7
     . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
          OPTIONS, IN GENERAL. . . . . . . . . . . . . . . . .  7
          WRITING OPTIONS ON INDIVIDUAL SECURITIES . . . . . .  9
          PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. . . . . 10
          PURCHASING AND WRITING OPTIONS ON SECURITIES
               INDICES . . . . . . . . . . . . . . . . . . . . 10
          RISKS OF OPTIONS TRANSACTIONS. . . . . . . . . . . . 11
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. . . . 12
     SECURITIES INDEX FUTURES CONTRACTS. . . . . . . . . . . . 17
          RISKS OF SECURITIES INDEX FUTURES. . . . . . . . . . 18
               COMBINED TRANSACTIONS . . . . . . . . . . . . . 20

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 20

ADDITIONAL RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 21

ADDITIONAL RIGHTS AND PRIVILEGES . . . . . . . . . . . . . . . 23
     AUTOMATIC INVESTMENT METHOD . . . . . . . . . . . . . . . 23
     EXCHANGE OF SHARES. . . . . . . . . . . . . . . . . . . . 24
     RETIREMENT PLANS. . . . . . . . . . . . . . . . . . . . . 24
          INDIVIDUAL RETIREMENT ACCOUNTS . . . . . . . . . . . 25
          QUALIFIED PLANS. . . . . . . . . . . . . . . . . . . 27
          DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
               CHARITABLE ORGANIZATIONS ("403(b)(7)
               ACCOUNT") . . . . . . . . . . . . . . . . . . . 28
          SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAs . . . . . . 28
     SYSTEMATIC WITHDRAWAL PLAN. . . . . . . . . . . . . . . . 28
     GROUP SYSTEMATIC INVESTMENT PROGRAM . . . . . . . . . . . 29

BROKERAGE ALLOCATION . . . . . . . . . . . . . . . . . . . . . 30

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . 32
     PERSONNEL INVESTMENTS BY EMPLOYEES OF IMI . . . . . . . . 36

COMPENSATION TABLE . . . . . . . . . . . . . . . . . . . . . . 37

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . 38
     BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES. . . 38
     DISTRIBUTION SERVICES . . . . . . . . . . . . . . . . . . 40
          RULE 18F-3 PLAN. . . . . . . . . . . . . . . . . . . 41
     CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . 41
     FUND ACCOUNTING SERVICES. . . . . . . . . . . . . . . . . 42
     TRANSFER AGENT AND DIVIDEND PAYING AGENT. . . . . . . . . 42
     ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . . 42
     AUDITORS. . . . . . . . . . . . . . . . . . . . . . . . . 43

CAPITALIZATION AND VOTING RIGHTS . . . . . . . . . . . . . . . 43

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . 45

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . 47

REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . 47

TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
     OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS. . . . . . . . . . . . . . . . . . . . . . 50
     CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES. . 51
     INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. . . . 51
     DEBT SECURITIES ACQUIRED AT A DISCOUNT. . . . . . . . . . 52
     DISTRIBUTIONS . . . . . . . . . . . . . . . . . . . . . . 53
     DISPOSITION OF SHARES . . . . . . . . . . . . . . . . . . 54
     FOREIGN WITHHOLDING TAXES . . . . . . . . . . . . . . . . 55
     BACKUP WITHHOLDING. . . . . . . . . . . . . . . . . . . . 56
          AVERAGE ANNUAL TOTAL RETURN. . . . . . . . . . . . . 56
          OTHER QUOTATIONS, COMPARISONS AND GENERAL
               INFORMATION . . . . . . . . . . . . . . . . . . 57

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . 58

 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 59

APPENDIX A
    DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND
 MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                    COMMERCIAL PAPER RATINGS . . . . . . . . . 59


     The Fund has its own investment objective and policies, which are described in the Prospectus under the captions "Investment Objective and Policies" and "Risk Factors and Investment Techniques." Additional information regarding the characteristics and risks associated with the Fund's investment techniques is set forth below.

U.S. GOVERNMENT SECURITIES

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

     Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

     Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

DEPOSITORY RECEIPTS

     American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs"), and Global Depository Shares ("GDSs") are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depository instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

FOREIGN SECURITIES

     Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below and in the Fund's Prospectus under "Investing In International Bond Markets" and "Special Risk Considerations," which are not typically associated with investing in United States securities and which may affect the Fund's performance favorably or unfavorably.

     Foreign stock markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

FOREIGN CURRENCIES

     Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

     Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, but not for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relation-ship between foreign currencies and the U.S. dollar. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain that might result should the value of such currencies increase.

     The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

     The Fund will hold cash or liquid securities in a segregated account with its custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

DEBT SECURITIES, IN GENERAL

      Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

LOW-RATED DEBT SECURITIES

     The Fund may invest in corporate debt securities rated Ba or lower by Moody's, or BB or lower by S&P. The Fund will not, however, invest in securities that, at the time of investment, are rated lower than C by either Moody's or S&P. Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

     While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality. The Fund's achievement of its investment objective may, to the extent of its investment in low-rated debt securities, be more dependent upon IMI's credit analysis than would be the case if the Funds were investing in higher quality bonds. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the relevant Fund's best interest to retain or dispose of the security. However, should any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions.

     The secondary market on which low-rated debt securities are traded may be less liquid than the market for higher grade bonds.

Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a low-rated debt securities, and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. Prices for low-rated debt securities may be affected by legislative and regulatory developments. (For example, Federal rules require savings and loan institutions to reduce gradually their holdings of this type of security).

WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS

     When the Fund purchases new issues of securities on a when-issued basis, the Fund's custodian will establish a segregated account for the Fund consisting of cash or liquid securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

     Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise. For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment.

     Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation).

The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

     The Fund may also enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. During the time that the Fund is obligated to purchase such securities, it will maintain in a segregated account with its custodian cash or liquid securities of an aggregate value sufficient to make payment for the securities.

ZERO COUPON BONDS

     The Fund may purchase zero coupon bonds in accordance with its credit quality standards. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. The Fund, if it holds zero coupon bonds in its portfolio, however, would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

RESTRICTED AND ILLIQUID SECURITIES

     It is the Fund's policy that restricted securities, including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of 1933, and any other illiquid securities (including repurchase agreements of more than seven days duration and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.

Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where a registration statement is required, the Fund may be required to bear all or part of the registration expenses. There may be a lapse of time between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Fund will carefully monitor each of its investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity of the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

OPTIONS TRANSACTIONS

     OPTIONS, IN GENERAL.   The Fund may engage in transactions
in options on securities and stock indices in accordance with the Fund's stated investment objective and policies. The Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets.

     A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

     If the writer of an option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.

     The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See "Taxation."

     The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

     Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When the Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

     WRITING OPTIONS ON INDIVIDUAL SECURITIES. The Fund may write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

     The Fund may write covered call options as described in the Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

     As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

     PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. The Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price.

In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by the Fund for leverage purposes.

     The Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. The Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

     PURCHASING AND WRITING OPTIONS ON SECURITIES INDICES. The Fund may purchase and sell (write) put and call options on securities indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Options on indices are similar to options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices have different multipliers.

     When the Fund writes a call or put option on a stock index, the option is "covered", in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash or liquid securities equal to the contract value. A call option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities. A put option is also "secured" if the Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities.

     RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.
Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

     The Fund 's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.
See "Portfolio Turnover."

     The Fund 's success in using options techniques depends, among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, time and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     GENERAL. The Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by the Fund , the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal
to the daily change in value of the futures contract.   This
process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund .

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

     When purchasing a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high grade debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

     When selling a futures contact, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by that Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

     When selling a call option on a futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by that Fund.

     When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures and futures options.

     INTEREST RATE FUTURES CONTRACTS. The Fund may engage in interest rate futures contracts transactions for hedging purposes only. An interest rate futures contract is an agreement between parties to buy or sell a specified debt security at a set price on a future date. The financial instruments that underlie interest rate futures contracts include long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, and three-month U.S. Treasury bills. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be in the cash financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred.

     The Fund may sell interest rate futures contracts in order to hedge its portfolio securities whose value may be sensitive to changes in interest rates. In addition, the Fund could purchase and sell these futures contracts in order to hedge its holdings in certain common stocks (such as utilities, banks and savings and loans) whose value may be sensitive to changes in interest rates. The Fund could sell interest rate futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might otherwise result. When the Fund is not fully invested in securities, it could purchase interest rate futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. As such purchases are made, an equivalent amount of interest rate futures contracts will be terminated by offsetting sales. In a substantial majority of these transactions, the Fund would purchase such securities upon termination of the futures position whether the futures position results from the purchase of an interest rate futures contract or the purchase of a call option on an interest rate futures contract, but under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

     OPTIONS ON INTEREST RATE FUTURES CONTRACTS. For hedging purposes, the Fund may also purchase and write put and call options on interest rate futures contracts which are traded on a U.S. exchange or board of trade and sell or purchase such options to terminate an existing position. Options on interest rate futures give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a time during the period of the option.

     Transactions in options on interest rate futures would enable the Fund to hedge against the possibility that fluctuations in interest rates and other factors may result in a general decline in prices of debt securities owned by the Fund. Assuming that any decline in the securities being hedged is accomplished by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the particular Fund's portfolio securities which have been hedged. However, if after the Fund purchases or sells an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund may experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

     FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

     An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of that Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

     RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund 's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

     Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund 's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

     The Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange").

The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150).
The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

     RISKS OF SECURITIES INDEX FUTURES. The Fund 's success in using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

     The Fund 's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund 's portfolio diverges from the composition of the hedging instrument.

     Although the Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

     Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price,
the Fund   generally realizes a capital gain, or if it is more,
the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

     The Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

     When purchasing an index futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund .

     When selling an index futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

     COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts. See "Taxation."

                     INVESTMENT RESTRICTIONS

     The Fund's investment objectives as set forth in the Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

     (i) Invest in real estate, real estate mortgage loans, commodities, commodity futures contracts or interests in oil, gas and/or mineral exploration or development programs, although the Fund may purchase and sell
            (a) securities which are secured by real estate,
            (b) securities of issuers which invest or deal in real estate, and (c) futures contracts and related options;

     (ii) Make investments in securities for the purpose of exercising control over or management of the issuer;

     (iii) Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund--or of the Fund and of other accounts under the investment management of the persons rendering investment advice to the Fund--for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

     (iv) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions; the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

     (v) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed debt securities,
            (b) the lending of portfolio securities (provided that the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned), or (c) entry into repurchase agreements with banks or broker-dealers;

     (vi) Borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements provided that the Fund maintains net asset coverage of at least 300% for all borrowings;

     (vii) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund (except as may be necessary in connection with permitted borrowings and then not in excess of 20% of the Fund's total assets); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, short sales, futures contracts and options on future contracts;

     (viii) Purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (ix)   Act as an underwriter of securities;

     (x) Make short sales of securities or maintain a short position; or

     (xii) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing.


                     ADDITIONAL RESTRICTIONS

     The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

     Under these restrictions, the Fund may not:

     (i) purchase or sell real estate limited partnership interests;

     (ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

     (iii) purchase or retain securities of any company if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and directors of the Manager, Mackenzie Investment Management Inc. ("MIMI") or Mackenzie Financial Corporation ("MFC") who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such securities;

     (iv) purchase any security if as a result the Fund would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

      (v) invest more than 10% of its net assets taken at market value at the time of the investment in "illiquid securities" and the Fund may not invest more than 5% of its total assets in restricted securities; Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the Manager's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

     (vi) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 (the "1940 Act") and rules thereunder or by any state in which shares of the Fund are registered;

     Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.


                ADDITIONAL RIGHTS AND PRIVILEGES

     The Trust offers and (except as noted below) bears the cost of providing to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

     Certain of the rights and privileges described below refer to funds other than the Fund whose shares are distributed by Ivy Mackenzie Distributors, Inc. ("IMDI"). These funds are: Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy International Fund, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund, Ivy New Century Fund and Ivy Pan-Europe Fund (the other seventeen series of the Trust)(collectively, with the Fund, the "Ivy funds"). Shareholders should obtain a current prospectus for these funds before exercising any right or privilege that may relate to them.

     As of September 5, 1997, shares of the four funds that comprise Mackenzie Series Trust (a separately registered investment company formerly in the Ivy Mackenzie group of funds) are no longer available for purchase or exchange.

AUTOMATIC INVESTMENT METHOD

     The Automatic Investment Method, which enables a shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class I. The minimum initial and subsequent investment pursuant to this plan is $250 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice from the shareholder.

See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.


EXCHANGE OF SHARES

     As described in the Prospectus, Advisor Class shareholders of the Fund have an exchange privilege other Ivy funds (except Ivy International Fund). Before effecting an exchange, shareholders should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

     The minimum amount of Advisor Class shares that may be exchanged into an Ivy fund in which shares are not already held is $10,000. No exchange out of the Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Advisor Class shares of the Fund to less than $10,000. Exchanges are available only in states where the exchange can legally be made.

     Each exchange will be made on the basis of the relative net asset values per share of the Ivy funds involved in the exchange next computed following receipt by IMSC of telephone instructions or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

     An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

     With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

RETIREMENT PLANS

     Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

     The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

     Retirement Plan New Account Fee           no fee
     Retirement Plan Annual Maintenance Fee    $10.00 per account

     For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

     The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

     INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Trust may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in the Fund (which primarily distributes exempt-interest dividends).

     An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

     In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. For years before 1997, however, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the working spouse may contribute up to the lesser of $2,250 or 100% of his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than $2,000 is contributed to the IRA of one spouse. Rollover contributions are not subject to these limits.

     An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

     Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated benefi-ciary, if any, or rolled over into another IRA, or, for years after 1996, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax. Extremely large distributions in any one year (other than 1997, 1998 or 1999) from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

     QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more of the Ivy funds through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

     In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

     A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

     Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
Similar contribution and deduction rules apply to corporate employers.

     Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
(5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(6) rolls over the distribution.

     The Fund's transfer agent will arrange for Investors Bank &
Trust to furnish custodial services to the employer and any participating employees.

     DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(b)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

     Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled;
(3) uses the withdrawal to pay tax-deductible medical expenses;
(4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

     SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAs: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

     SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year. Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if any contributions or benefits are credited to those employees under any other qualified retirement plan maintained by the employer.

SYSTEMATIC WITHDRAWAL PLAN

     A shareholder may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically (minimum distribution amount -- $50), accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder.
To be eligible to elect a Withdrawal Plan, a shareholder must continually maintain an account balance of at least $10,000 in his or her account. Additional investments made by investors participating in a Withdrawal Plan must equal at least $250 each while the Withdrawal Plan is in effect. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

     A redemption under a Withdrawal Plan is a taxable event.
Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

     An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC.

If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal
Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

     Shares of the Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
Unless shares of the Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

     With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay the fee. The Trust reserves the right to change these fees from time to time without advance notice.

                      BROKERAGE ALLOCATION

     Subject to the overall supervision of the President and the Board, IMI places orders for the purchase and sale of the Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions, and therefore brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where it believes that a better price and execution are available elsewhere.

     IMI selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by in connection with the services it provides the Fund or the Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

     As of January 1, 1998, the Fund has not commenced operations and thus has not paid any brokerage commissions.

     The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI deems to be a desirable investment for the Fund. While no minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million.
The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice.

The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer.


                      TRUSTEES AND OFFICERS

     The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                         POSITION
                         WITH THE    BUSINESS AFFILIATIONS
NAME, ADDRESS, AGE       TRUST       AND PRINCIPAL OCCUPATIONS

John S. Anderegg, Jr.    Trustee     Chairman, Dynamics
60 Concord Street                    Research Corp. (instruments
Wilmington, MA  01887                and controls); Director,
Age: 73                              Burr-Brown Corp.
                                     (operational amplifiers);
                                     Director, Metritage
                                     Incorporated (level
                                     measuring instruments).

Paul H. Broyhill         Trustee     Chairman, BMC Fund, Inc.
800 Hickory Blvd.                    (1983-present); Chairman,
Golfview Park                        Broyhill Family Foundation,
Lenoir, NC 28645                     Inc. (1983-Present);
Age:  73                             Chairman and President,
                                     Broyhill Investments, Inc.
                                     (1983-present); Chairman,
                                     Broyhill Timber Resources
                                     (1983-present); Management
                                     of a personal portfolio of
                                     fixed-income and equity
                                     investments (1983-present);
                                     Director of The Mackenzie
                                     Funds Inc. (1988-1995).

Stanley Channick         Trustee     President and Chief
11 Bala Avenue                       Investment Officer, The
Bala Cynwyd, PA 19004                Whitestone Corporation
Age:  73                             (insurance agency);
                                     Chairman, Scott Management
                                     Company (administrative
                                     services for insurance
                                     companies); President, The
                                     Channick Group (consultants
                                     to insurance companies and
                                     national trade
                                     associations); Director of
                                     The Mackenzie Funds Inc.
                                     (1994-1995).

Frank W. DeFriece, Jr.   Trustee     Director, Manager and Vice
The Landmark Centre                  President, Massengill-
113 Landmark Lane,                   DeFriece Foundation
Suite B                              (charitable organization)
Bristol, TN  37625                   (1950-present); Trustee and
Age: 76                              Vice Chairman, East
                                     Tennessee Public
                                     Communications Corp. (WSJK-
                                     TV) (1984-present);
                                     Director of The Mackenzie
                                     Funds Inc. (1987-1995).

Roy J. Glauber           Trustee     Mallinckrodt Professor of
Lyman Laboratory                     Physics, Harvard
of Physics                           University (1974-present).
Harvard University
Cambridge, MA 02138
Age: 71

Michael G. Landry        Trustee     President, Chairman and
700 South Federal Hwy.   and         Director of Mackenzie
Suite 300                President   Investment Management
Boca Raton, FL  33432                Inc. (1987-present);
Age: 50                              President, Director and
[*Deemed to be an                    Chairman of Ivy Management,
"interested person"                  Inc. (1992-present);
of the Trust, as                     Chairman and Director of
defined under the                    Ivy Mackenzie Investor
1940 Act.]                           Services Corp. (1993-
                                     present); Director and
                                     President of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994); Chairman and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Director and
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995).


Joseph G. Rosenthal      Trustee     Chartered Accountant
110 Jardin Drive                     (1958-present); Director of
Unit #12                             The Mackenzie Funds Inc.
Concord, Ontario Canada              (1987-1995).
L4K 2T7
Age: 62

Richard N. Silverman     Trustee     Director, Newton-Wellesley
18 Bonnybrook Road                   Hospital; Director, Beth
Waban, MA  02168                     Israel Hospital; Director,
Age: 72                              Boston Ballet; Director,
                                     Boston Children's Museum;
                                     Director, Brimmer and May
                                     School.

J. Brendan Swan          Trustee     President, Airspray
4701 North Federal Hwy.              International, Inc.;
Suite 465                            Joint Managing Director,
Pompano Beach, FL  33064             Airspray International
Age: 66                              B.V. (an environmentally
                                     sensitive packaging
                                     company); Director,
                                     Polyglass Ltd.; Director,
                                     The Mackenzie Funds Inc.
                                     (1992-1995).

Keith J. Carlson         Trustee     Senior Vice President,
700 South Federal Hwy.   and         Mackenzie Investment
Suite 300                President   Management Inc. (1994-
Boca Raton, FL  33432                present); Senior Vice
Age: 40                              President, Secretary and
[*Deemed to be an                    Treasurer of Mackenzie
"interested person"                  Investment Management Inc.
of the Trust, as                     (1985-1994); Senior Vice
defined under the                    President and Director of
1940 Act.]                           Ivy Management, Inc. (1994-
                                     present); Senior Vice
                                     President, Treasurer and
                                     Director of Ivy Management,
                                     Inc. (1992-1994); Vice
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Senior Vice President and
                                     Director, Ivy Mackenzie
                                     Services Corp. (1993-1996);
                                     President and Director of
                                     Ivy Mackenzie Services
                                     Corp. (1993-1996);
                                     President, Chief Executive
                                     Officer and Director of Ivy
                                     Mackenzie Distributors,
                                     Inc. (1994-present);
                                     Executive Vice President
                                     and Director of Ivy
                                     Mackenzie Distributors,
                                     Inc. (1993-1994).

C. William Ferris        Secretary/  Senior Vice President,
700 South Federal Hwy.   Treasurer   Chief Financial Officer and
Suite 300                            Secretary/Treasurer,
Boca Raton, FL  33432                Mackenzie Investment
Age: 52                              Management Inc. (1995-
                                     present); Senior Vice
                                     President, Finance and
                                     Administration/Compliance
                                     Officer of Mackenzie
                                     Investment Management Inc.
                                     (1989-1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Clerk of Ivy
                                     Management, Inc. (1994-
                                     present); Vice President,
                                     Finance/Administration and
                                     Compliance Officer of Ivy
                                     Management, Inc. (1992-
                                     1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Director, Ivy
                                     Mackenzie Distributors,
                                     Inc. (1994-present);
                                     Secretary/ Treasurer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994); Secretary/Treasurer
                                     and Director of Ivy
                                     Mackenzie Services Corp.
                                     (1993-1996); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); Secretary/
                                     Treasurer of The Mackenzie
                                     Funds Inc. (1993-1995).

James W. Broadfoot       Vice        Executive Vice President,
700 South Federal Hwy.   President   Ivy Management, Inc.(1996-
Suite 300                            present); Senior Vice
Boca Raton, FL 33432                 President, Ivy Management,
Age:54                               Inc.(1992-1996); Director
                                     and Senior Vice  President,
                                     Mackenzie Investment
                                     Management Inc. (1995-
                                     present); Senior Vice
                                     President,Mackenzie
                                     Investment Management Inc.
                                     (1990-1995);
                                     Author/Consultant (1987-
                                     1990).

     As of October 31, 1997, the Fund had not yet commenced operations. Accordingly, the Officers and Trustees of the Trust as a group owned no Fund shares.

PERSONNEL INVESTMENTS BY EMPLOYEES OF IMI

     Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                       COMPENSATION TABLE
                            IVY FUND
              (FISCAL YEAR ENDED DECEMBER 31, 1996)

                            PENSION                    TOTAL
                            OR                         COMPENSA-
                            RETIREMENT                 TION FROM
                            BENEFITS    ESTIMATED      TRUST AND
                 AGGREGATE  ACCRUED AS  ANNUAL         FUND COM-
                 COMPENSA-  PART OF     BENEFITS       PLEX PAID
NAME,            TION       FUND        UPON           TO
POSITION         FROM TRUST EXPENSES    RETIREMENT     TRUSTEES

John S.          $7,419     N/A         N/A            $10,000
 Anderegg, Jr.
(Trustee)

Paul H.          $7,419     N/A         N/A            $10,000
 Broyhill
(Trustee)

Keith J.
 Carlson[**]     $0         N/A         N/A            $0
(Trustee and
 President)

Stanley          $4,949     N/A         N/A            $10,000
  Channick[*]
(Trustee)

Frank W.         $7,419     N/A         N/A            $10,000
 DeFriece, Jr.
(Trustee)

Roy J.            $4,949    N/A         N/A            $10,000
  Glauber[*]
(Trustee)

Michael G.        $0        N/A         N/A            $0
 Landry
(Trustee and
 Chairman)

Joseph G.        $7,419     N/A         N/A            $10,000
 Rosenthal
(Trustee)

Richard N.       $10,000    N/A         N/A            $10,000
 Silverman
(Trustee)

J. Brendan       $7,419     N/A         N/A            $10,000
 Swan
 (Trustee)

C. William       $0         N/A         N/A            $0
 Ferris
 (Secretary/Treasurer)

[*] Appointed as a Trustee of the Trust at a meeting of the Board of Trustees held on February 10, 1996.

[**] Appointed as a Trustee of the Trust on December 7, 1996.

     As of January 1, 1998, the Officers and Trustees of the
Trust as a group owned no Advisor Class shares of any of the Funds.

             INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

     IMI provides business management and investment advisory services to the Fund pursuant to a Business Management and Investment Advisory Agreement with the Trust (the "Agreement"), which was approved on September 17, 1994, with respect to the Fund by the Board, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement (the "Independent Trustees"). IMI is a wholly owned subsidiary of MIMI. MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the TSE. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. MFC is registered in Ontario as a mutual fund dealer and advises Ivy Canada Fund and Ivy Global Natural Resources Fund. IMI currently acts as manager to Ivy Canada Fund and Ivy Global Natural Resources Fund. IMI also acts as manager and investment adviser to the following additional investment companies registered under the 1940 Act: Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy International Fund, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund, Ivy New Century Fund and Ivy Pan-Europe Fund.

     The Agreement obligates IMI to make investments for the accounts of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.

     Under the Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with the Fund's Custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the Securities and Exchange Commission (the "SEC") and of state securities commissions and other regulatory agencies.

     For providing business management and investment advisory services, the Fund pays IMI a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Advisory fee information is not yet available for the Fund, which had not commenced operations as of the date of this SAI.

     Under the Agreement, the Trust pays the following expenses:
(1) the fees and expenses of the Trust's Independent Trustees;
(2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
(4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

     IMI currently limits the Fund's total operating expenses (excluding Rule 12b-1 fees, other class-specific expenses, interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.50% of the Fund's average net assets, which may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time its expenses may increase and its yield may be reduced.

     The initial term of the Agreement between IMI and the Fund commenced on September 17, 1994, will run for a period of two years from the date of. The Agreement will continue in effect with respect to the Fund from year to year only so long as such continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either
(a) by the vote of a majority of the outstanding voting securi-ties (as defined in the 1940 Act) of the Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

     The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.

The Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION SERVICES

     IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of the Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated October 23, 1991, as amended from time to time (the "Distribution Agreement"). The Distribution Agreement was last approved by the Board on August 25, 1996. IMDI distributes shares of the Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

     Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses. Since, as of the date of this SAI, the Fund has not commenced operations, no payments had been made in connection with the sale of Fund shares as of the date of this SAI.

     The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose, and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

     RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on December 1-2, 1995, the Board adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of thirteen series of the Trust, and at a meeting held on June 7, 1996, the Board adopted the Rule 18f-3 plan on behalf of the Ivy Asia Pacific Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund and Ivy International Small Companies Fund. At a meeting held on February 8, 1997, the Board adopted the Rule 18f-3 plan on behalf of Ivy Pan-Europe Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) the Fund's Class B shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

CUSTODIAN

     Pursuant to a Custodian Agreement with the Trust, Brown Brothers Harriman & Co. ("Brown Brothers" or the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109, maintains custody of the assets of the Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, Brown Brothers has entered into subcustodial agreements for the holding of the Fund's foreign securities. With respect to the Fund, Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

     Pursuant to the Fund Accounting Services Agreement with the Trust, MIMI provides certain accounting and pricing services for the Fund. As compensation for these services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

     Since the Fund will not have commenced operations until _______, 1997, no payments had been made with respect to the provision of these services for the Fund as of the date of this SAI.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     Pursuant to a Transfer Agency and Shareholder Service Agreement with the Trust, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for the Fund. For these services, the Fund pays a monthly fee at an annual rate of $20.00 per open Advisor Class account. In addition, the Fund pays a monthly fee at an annual rate of $4.48 per account that is closed plus certain out-of-pocket expenses. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee (e.g., .10%), based on the average daily net asset value of the omnibus account (or a combination thereof).

     Since the Fund will not have commenced operations as of the date of this SAI, no payments had been made with respect to the provision of these services for the Fund as of the date of this SAI.

ADMINISTRATOR

     Pursuant to an Administrative Services Agreement with the Trust, MIMI provides certain administrative services to the Fund.

As compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of the average daily net asset value of its Advisor Class shares.

AUDITORS

     [______________], independent certified public accountants, has been selected as auditors for the Trust. The audit services performed by [___________] include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the Fund's tax returns.

                CAPITALIZATION AND VOTING RIGHTS

     The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share).

When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

     The Amended and Restated Declaration of Trust permits the Board to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Board has authorized eighteen series, each of which represents a fund. The Board has further authorized the issuance of Classes A, B, C, and the Advisor Class for the Fund, Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy International Fund, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund, Ivy New Century Fund and Ivy Pan-Europe Fund, as well as Class I for International Fund II, Ivy Bond Fund, Ivy Global Science & Technology Fund, Ivy International Fund and Ivy International Small Companies Fund, and Class D for Ivy Growth with Income Fund. [FN][The Class D shares of Ivy Growth with Income Fund were initially issued as "Ivy Growth with Income Fund -- Class C" to shareholders of Mackenzie Growth & Income Fund, a former series of the Company, in connection with the reorganization between that Fund and Ivy Growth with Income Fund and not offered for sale to the public. On February 29, 1996, the Board resolved by written consent to establish a new class of shares designated as "Class C" for all Ivy Fund portfolios and to redesignate the shares of beneficial interest of "Ivy Growth with Income Fund--Class C" as shares of beneficial interest of "Ivy Growth with Income Fund--Class D," which establishment and redesignation, respectively, became effective on April 30, 1996. The voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions of the Class D shares of Ivy Growth with Income Fund, as set forth in Ivy Fund's Declaration of Trust, as amended from time to time, will not be changed by this redesignation.]

     Shareholders have the right to vote for the election of Board members and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of the Fund are entitled to vote alone on matters that only affect the Fund. All classes of shares of the Fund will vote together, except with respect to the separate distribution plans for the Fund's Class A, Class B and Class C shares, or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust.
If the Board determines that a matter does not affect the interests of a Fund, then the shareholders of that fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

     As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a fund means the vote of the lesser of: (1) 67% of the shares of that fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the fund (or of the Trust).

     With respect to the submission to shareholder vote of a matter requiring separate voting by a fund, the matter shall have been effectively acted upon with respect to that fund if a majority of the outstanding voting securities of that fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

     The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Board is required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 16(c) of the 1940 Act were applicable.

     The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.


     Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                         NET ASSET VALUE

     The share price, or value, for the separate classes of shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost, which approximates money market value.

     The Fund's liabilities are allocated between its classes. The total of such liabilities allocated to a class plus that class's distribution fee and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the net asset value per share.

     Portfolio securities are valued and the net asset value per share is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time), every Monday through Friday (exclusive of national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's Custodian or the Exchange close early as a result of that day being a partial holiday or otherwise, the Trust reserves the right to advance the time on such day by which purchase and redemption requests must be received.

     When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

     The premium paid by the Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's Statement of Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

     Valuations of below investment-grade debt securities may be supplied by a pricing agent; if valuations are not available through a pricing agent, such valuations may be supplied through a broker or otherwise as determined in good faith by the Board of Trustees.

     The sale of Fund shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the best interest of the Fund to do so.

                       PORTFOLIO TURNOVER

     The Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Common stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.

                           REDEMPTIONS

     Shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC.

     Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

     Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

     The Trust may redeem those Advisor Class accounts of shareholders who have maintained an investment of less than $10,000 in the Fund for a period of more than 12 months. All Advisor Class accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $10,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Board may change the minimum account size.

     If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

     The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                            TAXATION

     The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

     The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) for taxable years beginning before 1998, derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) (the "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Fund's taxable year, if certain conditions are met.

     The 30% Limitation and the diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures and forward contracts.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

     Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

     The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. A Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

     If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, may be eligible for reduced federal tax rates, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

     Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

     If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

     Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares of the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend.

     The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

     The Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions, as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

     Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.
This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                     PERFORMANCE INFORMATION

Comparisons of the Fund's performance may be made with respect to various unmanaged indices (including the TSE 300, S&P 100, S&P 500, Dow Jones Industrial Average and Major Market Index) which assume reinvestment of dividends, but do not reflect deductions for administrative and management costs. The Fund also may be compared to Lipper's Analytical Reports, reports produced by a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or to Wiesenberger Reports. Lipper Analytical Services does not include sales charges in computing performance. Further information on comparisons is contained in the Prospectus. Performance rankings will be based on historical information and are not intended to indicate future performance.

     In addition, the Trust may, from time to time, include the average annual total return and the cumulative total return of shares of the Fund in advertisements, promotional literature or reports to shareholders or prospective investors.

     AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

          P(1 + T){superscript n} = ERV

Where:    P    =    a hypothetical initial payment of $1,000 to
                    purchase shares of a specific Class

          T    =    the average annual total return of shares of
                    that Class

          n    =    the number of years

          ERV  =    the ending redeemable value of a hypothetical
                    $1,000 payment made at the beginning of the period.

     For purposes of the above computation for the Fund, it is assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional Advisor Class shares during the designated period. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

     The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

     In determining the average annual total return for a specific Class of shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the following computations is assumed to be the fee that would be charged to the mean account size of the Fund.

      Since the Fund will not have commenced operations as of the date of this SAI, no performance information is available for the Fund as of the date of this SAI.

     OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

     Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

     The Fund may also cite endorsements or use for comparison their performance rankings and listings reported in such newspapers or business or consumer publications as, among others:

AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                      FINANCIAL STATEMENTS

     As of January 1, 1998 the Fund has not commenced operations, and therefore has not issued historical financial statements. After the Fund commences operations, it will issue an Annual Report to shareholders for each fiscal year ended December 31 and a Semi-Annual Report to shareholders for each period June 30.


                           APPENDIX A
    DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND
 MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                    COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's
Investors Service, New York, 1994), and "Standard & Poor's
Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
York, 1994).]

MOODY'S:

     (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Bonds rated Baa by Moody's are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

     Bonds which are rated Caa are of poor standing.   Such
issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity;
(5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
(8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

S&P:

     (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issues rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

     Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment.


PART C.   OTHER INFORMATION

Item 24:  Financial Statements and Exhibits

     (a)  Financial Statements:

          Incorporated by reference in Part B:

          (1) June 30, 1997 Semi-Annual Report to Shareholders of Ivy Asia Pacific Fund (Unaudited):
               -    Portfolio of Investments at June 30, 1997
               - Statement of Assets and Liabilities as of June 30, 1997
               -    Statement of Operations for the Six Months
                    Ended June 30, 1997
               - Statement of Changes in Net Assets for the Six Months Ended June 30, 1997
               -    Financial Highlights
               -    Notes to Financial Statements

          (2)  Statement of Assets and Liabilities as of December
               10, 1996 and Related Notes of Ivy Asia Pacific
               Fund:

               -    Report of Independent Accountants

          (3) June 30, 1997 Semi-Annual Report to Shareholders of Ivy Canada Fund (Unaudited):
               -    Portfolio of Investments at June 30, 1997
               - Statement of Assets and Liabilities as of June 30, 1997
               -    Statement of Operations for the Six Months
                    Ended June 30, 1997
               -    Statement of Changes in Net Assets
               -    Financial Highlights
               -    Notes to Financial Statements

          (4)  December 31, 1996 Annual Report to Shareholders of
               Ivy Canada Fund:
               -    Portfolio of Investments at December 31, 1996
               - Statement of Assets and Liabilities as of December 31, 1996
               -    Statement of Operations for the Year ended
                    December 31, 1996
               - Statement of Changes in Net Assets for the Year ended December 31, 1996 and 1995
               -    Financial Highlights
               -    Notes to Financial Statements
               -    Report of Independent Accountants

          (5) June 30, 1997 Semi-Annual Report to Shareholders of Ivy China Region Fund (Unaudited):
               -    Portfolio of Investments at June 30, 1997
               - Statement of Assets and Liabilities as of June 30, 1997
               -    Statement of Operations for the Six Months
                    Ended June 30, 1997
               -    Statement of Changes in Net Assets
               -    Financial Highlights
               -    Notes to Financial Statements

          (6) December 31, 1996 Annual Report to Shareholders of Ivy China Region Fund:
               -    Portfolio of Investments at December 31, 1996
               - Statement of Assets and Liabilities as of December 31, 1996
               -    Statement of Operations for the Year ended
                    December 31, 1996
               - Statement of Changes in Net Assets for the Year ended December 31, 1996 and 1995
               -    Financial Highlights
               -    Notes to Financial Statements
               -    Report of Independent Accountants

          (7) June 30, 1997 Semi-Annual Report to Shareholders of Ivy Global Fund (Unaudited):
               -    Portfolio of Investments at June 30, 1997
               - Statement of Assets and Liabilities as of June 30, 1997
               -    Statement of Operations for the Six Months
                    Ended June 30, 1997
               -    Statement of Changes in Net Assets
               -    Financial Highlights
               -    Notes to Financial Statements

          (8)  December 31, 1996 Annual Report to Shareholders of
               Ivy Global Fund:
               -    Portfolio of Investments at December 31, 1996
               - Statement of Assets and Liabilities as of December 31, 1996
               -    Statement of Operations for the Year ended
                    December 31, 1996
               - Statement of Changes in Net Assets for the Year ended December 31, 1996 and 1995
               -    Financial Highlights
               -    Notes to Financial Statements
               -    Report of Independent Accountants

          (9) June 30, 1997 Semi-Annual Report to Shareholders of Ivy Global Natural Resources Fund (Unaudited):
               -    Portfolio of Investments at June 30, 1997
               - Statement of Assets and Liabilities as of June 30, 1997
               -    Statement of Operations for the Six Months
                    Ended June 30, 1997
               - Statement of Changes in Net Assets for the Six Months Ended June 30, 1997
               -    Financial Highlights
               -    Notes to Financial Statements

          (10) Statement of Assets and Liabilities as of December
               10, 1996 and Related Notes of Ivy Global Natural
               Resources Fund:

               -    Report of Independent Accountants

          (11) June 30, 1997 Semi-Annual Report to Shareholders of Ivy Global Science & Technology Fund (Unaudited):
               -    Portfolio of Investments at June 30, 1997
               - Statement of Assets and Liabilities as of June 30, 1997
               -    Statement of Operations for the Six Months
                    Ended June 30, 1997
               -    Statement of Changes in Net Assets
               -    Financial Highlights
               -    Notes to Financial Statements

          (12) December 31, 1996 Annual Report to Shareholders of Ivy Global Science & Technology Fund:
               -    Portfolio of Investments at December 31, 1996
               - Statement of Assets and Liabilities as of December 31, 1996
               - Statement of Operations for the period from July 22, 1996 (commencement of operations) to December 31, 1996
               - Statement of Changes in Net Assets for the period from July 22, 1996 (commencement of operations) to December 31, 1996
               -    Financial Highlights
               -    Notes to Financial Statements
               -    Report of Independent Accountants

          (13) April 28, 1997 Statement of Assets and Liabilities for Ivy International Fund II:
               - Statement of Assets and Liabilities as of September 30, 1997
               - Statement of Operations for the Period from May 13, 1997 (commencement of operations) to September 30, 1997
               - Statement of Changes in Net Assets for the Period from May 13, 1997 (commencement of operations) to September 30, 1997
               -    Notes to Financial Statements

          (14) June 30, 1997 Semi-Annual Report to
               Shareholders of Ivy International Fund II
               (Unaudited):
               -    Portfolio of Investments at June 30, 1997
               -    Statement of Assets and Liabilities as of
                    June 30, 1997
               - Statement of Operations for the Period From May 13, 1997 (Commencement) to June 30, 1997
               - Statement of Changes in Net Assets for Period From May 13, 1997 (Commencement) to June 30, 1997
               -    Financial Highlights
               -    Notes to Financial Statements

          (15) June 30, 1997 Semi-Annual Report to Shareholders of Ivy International Small Companies Fund(Unaudited):
               -    Portfolio of Investments at June 30, 1997
               - Statement of Assets and Liabilities as of June 30, 1997
               -    Statement of Operations for the Six Months
                    Ended June 30, 1997
               - Statement of Changes in Net Assets for the Six Months Ended June 30, 1997
               -    Financial Highlights
               -    Notes to Financial Statements

          (16) Statement of Assets and Liabilities as of December
               10, 1996 and Related Notes of Ivy International
               Small Companies Fund:

               -    Report of Independent Accountants

          (17) June 30, 1997 Semi-Annual Report to Shareholders of Ivy Latin America Strategy Fund (Unaudited):
               -    Portfolio of Investments at June 30, 1997
               - Statement of Assets and Liabilities as of June 30, 1997
               -    Statement of Operations for the Six Months
                    Ended June 30, 1997
               -    Statement of Changes in Net Assets
               -    Financial Highlights
               -    Notes to Financial Statements

          (18) December 31, 1996 Annual Report to Shareholders of Ivy Latin America Strategy Fund:
               -    Portfolio of Investments at December 31, 1996
               - Statement of Assets and Liabilities as of December 31, 1996
               -    Statement of Operations for the Year ended
                    December 31, 1996
               - Statement of Changes in Net Assets for the Year ended December 31, 1996 and 1995
               -    Financial Highlights
               -    Notes to Financial Statements
               -    Report of Independent Accountants

          (19) June 30, 1997 Semi-Annual Report to Shareholders of Ivy New Century Fund (Unaudited):
               -    Portfolio of Investments at June 30, 1997
               - Statement of Assets and Liabilities as of June 30, 1997
               -    Statement of Operations for the Six Months
                    Ended June 30, 1997
               -    Statement of Changes in Net Assets
               -    Financial Highlights
               -    Notes to Financial Statements

          (20) December 31, 1996 Annual Report to Shareholders of Ivy New Century Fund:
               -    Portfolio of Investments at December 31, 1996
               - Statement of Assets and Liabilities as of December 31, 1996
               -    Statement of Operations for the Year ended
                    December 31, 1996
               - Statement of Changes in Net Assets for the Year ended December 31, 1996 and 1995
               -    Financial Highlights
               -    Notes to Financial Statements
               -    Report of Independent Accountants

          (21) June 30, 1997 Semi-Annual Report to Shareholders of Ivy Pan-Europe Fund (Unaudited):
               -    Portfolio of Investments at June 30, 1997
               -    Statement of Assets and Liabilities as of
                    June 30, 1997
               - Statement of Operations for the Period From May 13, 1997 (Commencement) to June 30, 1997
               - Statement of Changes in Net Assets for Period From May 13, 1997 (Commencement) to June 30, 1997
               -    Financial Highlights
               -    Notes to Financial Statements

          (22) April 28, 1997 Statement of Assets and Liabilities for Ivy Pan-Europe Fund:
               - Statement of Assets and Liabilities as of September 30, 1997
               - Statement of Operations for the Period from May 13, 1997 (commencement of operations) to September 30, 1997
               - Statement of Changes in Net Assets for the Period from May 13, 1997 (commencement of operations) to September 30, 1997
               -    Notes to Financial Statements

     (b)  Exhibits:

          1. (a) Amended and Restated Declaration of Trust dated December 10, 1992, filed with Post-Effective Amendment No. 71 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (b) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment
                    No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (c) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment
                    No. 74 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (d)  Establishment and Designation of Additional
                    Series (Ivy Emerging Growth Fund), filed with
                    Post-Effective Amendment No. 73 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (e) Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C), filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (f) Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A), filed with Post-Effective Amendment No. 74 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g)  Establishment and Designation of Additional
                    Series (Ivy China Region Fund), filed with
                    Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (h) Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy Growth Fund--Class B, Ivy Growth with Income Fund-- Class B and Ivy International Fund--Class B), filed with Post-Effective Amendment No. 74 for Registration Statement No. 2-17613 and incorporated by reference herein.

               (i)  Establishment and Designation of Additional
                    Class (Ivy International Fund--Class I), filed with Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (j) Establishment and Designation of Series and Classes (Ivy Latin American Strategy Fund-- Class A and Class B, Ivy New Century Fund-- Class A and Class B), filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (k) Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B), filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (l) Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term U.S. Government Securities Fund (now known as Ivy Short-Term Bond Fund) -- Class A and Class B), filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (m)  Redesignation of Ivy Short-Term U.S.
                    Government Securities Fund as Ivy Short-Term
                    Bond Fund, filed with Post-Effective
                    Amendment No. 81 to Registration Statement
                    No. 2-17613 and incorporated by reference herein.

               (n) Redesignation of Shares (Ivy Money Market Fund--Class A and Ivy Money Market Fund-- Class B), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (o) Form of Establishment and Designation of Additional Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund-- Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund-- Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund-- Class C), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (p) Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (q) Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund-- Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (r) Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (s) Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (t) Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund-- Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund-- Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class), filed with this Post-Effective Amendment No. 96 to Registration Statement No. 2-17613.

          2.   By-Laws, as amended and, filed with Post-Effective
               Amendment No. 48 to Registration Statement No. 2-
               17613 and incorporated by reference herein.

          3.   Not Applicable

          4. (a) Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (b)  Specimen Security for Ivy Emerging Growth
                    Fund, filed with Post-Effective Amendment No.
                    70 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (c) Specimen Security for Ivy China Region Fund, filed with Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (d) Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (e) Specimen Security for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (f)  Specimen Security for Ivy International Bond
                    Fund, filed with Post-Effective Amendment No.
                    76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

          5. (a) Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 68 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (b) Subadvisory Contract by and among Ivy Fund, Ivy Management, Inc. and Boston Overseas Investors, Inc., filed with Post-Effective Amendment No. 68 to Registration Statement No. 2-17613 and incorporated by the reference herein.

               (c)  Assignment Agreement relating to Subadvisory
                    Contract, filed with Post-Effective Amendment
                    No. 74 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (d) Business Management and Investment Advisory Agreement Supplement for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 74 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (e) Business Management and Investment Advisory Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 71 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (f) Form of Business Management and Investment Advisory Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Form of Business Management and Investment Advisory Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (h) Form of Business Management and Investment Advisory Agreement Supplement for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (i) Business Management and Investment Advisory Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 81 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (j)  Master Business Management Agreement between
                    Ivy Fund and Ivy Management, Inc., filed with
                    Post-Effective Amendment No. 81 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (k)  Form of Supplement to Master Business
                    Agreement between Ivy Fund and Ivy
                    Management, Inc. (Ivy Canada Fund), filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (l)  Form of Investment Advisory Agreement between
                    Ivy Fund and Mackenzie Financial Corporation, filed with Post-Effective Amendment No. 77 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (m)  Form of Supplement to Master Business
                    Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (n)  Form of Supplement to Master Business
                    Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (o)  Form of Supplement to Master Business
                    Management Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (p) Form of Supplement to Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (q)  Form of Supplement to Master Business
                    Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (r)  Form of Supplement to Master Business
                    Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

          6. (a) Dealer Agreement, as amended and, filed with Post-Effective Amendment No. 70 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (b) Amended and Restated Distribution Agreement, filed with Post-Effective Amendment No. 73 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (c)  Addendum to Amended and Restated Distribution
                    Agreement, filed with Post-Effective
                    Amendment No. 73 to Registration Statement
                    No. 2-17613 and incorporated by reference herein.

               (d) Addendum to Amended and Restated Distribution Agreement (Ivy Money Market Fund--Class A and Class B), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (e)  Form of Addendum to Amended and Restated
                    Distribution Agreement (Class C), filed with
                    Post-Effective Amendment No. 84 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (f) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C, and Class
                    I), filed with Post-Effective Amendment No.
                    89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (h)  Form of Addendum to Amended and Restated
                    Distribution Agreement (Ivy Pan-Europe Fund--
                    Class A, Class B and Class C), filed with
                    Post-Effective Amendment No. 94 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (i) Form of Addendum to Amended and Restated Distribution Agreement (Ivy International Fund II--Class A, Class B, Class C and Class
                    I), filed with Post-Effective Amendment No.
                    94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (j)  Form of Addendum to Amended and Restated
                    Distribution Agreement (Advisor Class), filed with this Post-Effective Amendment No. 96 to
                    Registration Statement No. 2-17613.

          7.   Not Applicable

          8.   Custodian Agreement between Ivy Fund and Brown
               Brothers Harriman & Co., filed with Post-Effective
               Amendment No. 74 to Registration No. 2-17613 and incorporated by reference herein.

          9. (a) Master Administrative Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 68 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (b)  Addendum to Administrative Services Agreement
                    Supplement for Ivy International Fund, filed with Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (c) Administrative Services Agreement Supplement for Ivy Emerging Growth Fund, filed with
                    Post-Effective Amendment No. 73 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (d) Administrative Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (e) Administrative Services Agreement Supplement for Class I Shares of Ivy International Fund, filed with Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (f) Master Fund Accounting Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Emerging Growth Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Fund Accounting Services Agreement Supplement for Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 73 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (h) Fund Accounting Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (i) Transfer Agency and Shareholder Services Agreement between Ivy Fund and Ivy Management, Inc., filed with Post-Effective Amendment No. 71 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (j) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (k)  Assignment Agreement relating to Transfer
                    Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 74 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (l) Form of Administrative Services Agreement Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (m) Form of Administrative Services Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (n) Form of Fund Accounting Services Agreement Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (o) Form of Fund Accounting Services Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (p)  Form of Administrative Services Agreement
                    Supplement for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (q)  Form of Fund Accounting Services Agreement
                    Supplement for International Bond Fund, filed with Post-Effective Amendment No. 76 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (r) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (s) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (t) Administrative Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 81 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (u) Fund Accounting Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 81 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (v) Form of Administrative Services Agreement Supplement (Class C) for Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (w)  Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement (Class C), filed with Post-Effective Amendment No. 84 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (x) Form of Administrative Services Agreement Supplement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (y) Form of Fund Accounting Services Agreement Supplement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (z)  Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (aa) Form of Administrative Services Agreement
                    Supplement for Ivy Global Natural Resources
                    Fund, Ivy Asia Pacific Fund and Ivy
                    International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (bb) Form of Fund Accounting Services Agreement
                    Supplement for Ivy Global Natural Resources
                    Fund, Ivy Asia Pacific Fund and Ivy
                    International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (cc) Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (dd) Form of Administrative Services Agreement
                    Supplement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (ee) Form of Fund Accounting Services Agreement
                    Supplement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (ff) Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement for Ivy Pan-
                    Europe Fund, filed with Post-Effective
                    Amendment No. 94 to Registration Statement
                    No. 2-17613 and incorporated by reference herein.

               (gg) Form of Administrative Services Agreement
                    Supplement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (hh) Form of Fund Accounting Services Agreement
                    Supplement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (ii) Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement for Ivy
                    International Fund II, filed with Post-
                    Effective Amendment No. 94 to Registration
                    Statement No. 2-17613 and incorporated by reference herein.

               (jj) Form of Administrative Services Agreement
                    Supplement (Advisor Class) for Ivy Asia
                    Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Bond Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund, filed with this Post-Effective Amendment No. 96 to Registration Statement No. 2-17613.

               (kk) Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement (Advisor
                    Class), filed with this Post-Effective
                    Amendment No. 96 to Registration Statement
                    No. 2-17613.

          10. Opinion and Consent of Dechert Price & Rhoads, filed herewith.

          11. (a) Consents of Coopers & Lybrand L.L.P., filed herewith.

               (b) Reports of Coopers & Lybrand L.L.P., filed herewith.

          12.  Not applicable.

          13.  Not applicable

          14.  Not applicable

          15. (a) Amended and Restated Distribution Plan for Class A shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (b) Distribution Plan for Class B shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (c) Distribution Plan for Class C Shares of Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 73 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (d) Form of Rule 12b-1 Related Agreement, filed with Post-Effective Amendment No. 73 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (e) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (f) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (h) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (i)  Form of Supplement to Distribution Plan for
                    Ivy Growth with Income Fund Class C Shares
                    (Redesignation as Class D Shares), filed with
                    Post-Effective Amendment No. 84 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (j) Form of Distribution Plan for Class C shares of Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 85 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (k) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Science & Technology
                    Fund), filed with Post-Effective Amendment
                    No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (l) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (m) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (n) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (o) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (p) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (q)  Form of Supplement to Master Amended and
                    Restated Distribution Plan for Ivy Fund Class
                    A Shares (Ivy Pan-Europe Fund), filed with
                    Post-Effective Amendment No. 94 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (r) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Pan-Europe
                    Fund), filed with Post-Effective Amendment
                    No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (s) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Pan-Europe
                    Fund), filed with Post-Effective Amendment
                    No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (t) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (u) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (v) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

          16.  Schedule of Computation of Standardized
               Performance Quotations, filed with Post-Effective
               Amendment No. 71 to Registration Statement No. 2-
               17613 and incorporated by reference herein.

          17.  Financial Data Schedules, filed with this Post-
               Effective Amendment No. 96 to Registration
               Statement No. 2-17613.

          18. (a) Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with
                    Post-Effective Amendment No. 83 to
                    Registration Statement No. 2-17613 and
                    incorporated by reference herein.

               (b) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 85 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (c) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (d) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (e) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 92 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (f) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

               (g) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with this Post-Effective Amendment No. 96 to Registration Statement No. 2-17613.

25.  Not applicable

26.  Number of Holders of Securities

Fund:               Date           Class     Record Holders

Ivy Asia Pacific    9/30/97        Class A        54
Fund                               Class B        27
                                   Class C         8
                                   Advisor Class   0

Ivy Bond Fund       9/30/97        Class A     4,593
                                   Class B       398
                                   Class C        73
                                   Class I         0
                                   Advisor Class   0

Ivy Canada Fund     9/30/97        Class A     1,866
                                   Class B       160
                                   Class C        23
                                   Advisor Class   0

Ivy China Region    9/30/97        Class A     2,113
                                   Class B     1,173
                                   Class C        78
                                   Advisor Class   0

Ivy Emerging        9/30/97        Class A     5,786
Growth Fund                        Class B     3,830
                                   Class C       416
                                   Advisor Class   0

Ivy Global Fund     9/30/97        Class A     1,556
                                   Class B       847
                                   Class C        38
                                   Advisor Class   0

Ivy Global Natural  9/30/97        Class A       266
Resources Fund                     Class B       165
                                   Class C        12
                                   Advisor Class   0

Ivy Global Science  9/30/97        Class A       810
& Technology Fund                  Class B       684
                                   Class C       346
                                   Class I         0

Ivy Growth Fund     9/30/97        Class A    28,329
                                   Class B       308
                                   Class C        12
                                   Advisor Class   0

Ivy Growth with     9/30/97        Class A     6,006
Income Fund                        Class B     1,207
                                   Class C        22
                                   Class D         0
                                   Advisor Class   0

Ivy International   9/30/97        Class A    29,237
Fund                               Class B    21,844
                                   Class C     3,651
                                   Class I       409
                                   Advisor Class   0

Ivy International   9/30/97        Class A       786
Fund II                            Class B     1,391
                                   Class C       429
                                   Class I         0

Ivy International   9/30/97        Class A         0
Bond Fund                          Class B         0
                                   Class C         0
                                   Advisor Class   0

Ivy International   9/30/97        Class A       113
Small Companies Fund               Class B        73
                                   Class C        31
                                   Class I         0
                                   Advisor Class   0

Ivy Latin America   9/30/97        Class A       430
Strategy Fund                      Class B       245
                                   Class C        20
                                   Advisor Class   0

Ivy Money Market    9/30/97        Class A     2,319
Fund                               Class B       128
                                   Class C        12

Ivy New Century     9/30/97        Class A     1,084
Fund                               Class B       838
                                   Class C       245
                                   Advisor Class   0

Ivy Pan-Europe      9/30/97        Class A         5
Fund                               Class B         2
                                   Class C         0
                                   Advisor Class   0

27.  Indemnification

A policy of insurance covering Ivy Management Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 to Registration Statement
No. 2-17613 and incorporated by reference herein.

28.  Business and Other Connections of Investment Adviser

Information Regarding Adviser and Subadviser Under Advisory Arrangements. Reference is made to the Form ADV of each of Ivy Management, Inc., the adviser to the Trust, Mackenzie Financial Corporation, the adviser to Ivy Canada Fund, and Northern Cross Investments Limited (the successor to Boston Overseas Investors, Inc.), the subadviser to Ivy International Fund.

The list required by this Item 28 of officers and directors of Ivy Management, Inc. and Northern Cross Investments Limited, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

29.  Principal Underwriters

(a)Ivy Mackenzie Distribution, Inc. ("IMDI"), formerly Mackenzie Ivy Funds Distribution, Inc., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, Registrant's distributor, is a subsidiary of Mackenzie Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. IMDI also serves as the distributor for Mackenzie Series Trust. IMDI is the successor to MIMI's distribution activities.

     (b) The information required by this Item 29 regarding each director, officer or partner of IMDI is incorporated by reference to Schedule A of Form BD filed by IMDI pursuant to the Securities Exchange Act of 1934.

     (c)  Not applicable

30.  Location of Accounts and Records

     The information required by this item is incorporated by reference to Item 7 of Part II of Post-Effective Amendment
     No. 46 to Registration Statement No. 2-17613.

31.  Not applicable

32.  Undertakings

     (a)  Not applicable

     (b)  Not applicable.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 96 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 31st day of October, 1997.

                                        IVY FUND


                                        By:  Keith J. Carlson*
                                             President
*By: JOSEPH R. FLEMING
     Attorney-in-fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 96 to the Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                    TITLE                    DATE

MICHAEL G. LANDRY*            Trustee and              10/31/97
                              Chairman (Chief
                              Executive Officer)

JOHN S. ANDEREGG, JR.*        Trustee                  10/31/97

PAUL H. BROYHILL*             Trustee                  10/31/97

STANLEY CHANNICK*             Trustee                  10/31/97

FRANK W. DEFRIECE, JR.*       Trustee                  10/31/97

ROY J. GLAUBER*               Trustee                  10/31/97

KEITH J. CARLSON**            Trustee and              10/31/97
                              President

JOSEPH G. ROSENTHAL*          Trustee                  10/31/97

RICHARD N. SILVERMAN*         Trustee                  10/31/97

J. BRENDAN SWAN*              Trustee                  10/31/97

C. WILLIAM FERRIS*            Treasurer (Chief         10/31/97
                              Financial Officer)


*By: JOSEPH R. FLEMING
     Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendments Nos. 69, 73, 74, 84 and 89 to
     Registration Statement No. 2-17613.


                          EXHIBIT INDEX



1(t) Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class)

6(j)      Form of Addendum to Amended and Restated Distribution
          Agreement (Advisor Class)

9(jj) Form of Administrative Services Agreement Supplement (Advisor Class) for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Bond Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund

9(kk)     Form of Addendum to Transfer Agency and Shareholder
          Services Agreement (Advisor Class)

10        Opinion and Consent of Dechert Price & Rhoads

11(a)     Consents of Coopers & Lybrand L.L.P.

11(b)     Reports of Coopers & Lybrand L.L.P.

17        Financial Data Schedules

18(g) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940